UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-4676

Harbor Funds
(Exact name of Registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606-4302
(Address of principal executive offices) (Zip code)

Charles F. McCain, Esq. HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, Illinois 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place – 40th Floor 100 Oliver Street Boston, MA 02110-2605
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400
Date of fiscal year end: April 30
Date of reporting period: April 30, 2023

ITEM 1 – REPORTS TO STOCKHOLDERS
The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

Semi-Annual Report
Harbor Funds
April 30, 2023
Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Disruptive Innovation Fund
Harbor Diversified International All Cap Fund
Harbor Global Leaders Fund
Harbor International Fund
Harbor International Core Fund (formerly, Harbor Overseas Fund)
Harbor International Growth Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

This material is intended for the Funds’ shareholders. It may be distributed to prospective investors only if it is preceded or accompanied by the current prospectus. Prospective investors should carefully consider the investment objectives, risks, charges and expenses of a Harbor Fund before investing. To obtain a summary prospectus or prospectus for this and other information, visit harborcapital.com or call 800-422-1050. Read it carefully before investing.

Harbor Funds Distributors, Inc. is the Distributor of the Harbor Funds.

Harbor Capital Appreciation Fund
Portfolio of Investments—April 30, 2023 (Unaudited)

Subadvisor: Jennison Associates LLC

Sector Allocation (% of investments)

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—99.1%
Shares		Value
AUTOMOBILES—3.6%
4,859,744	Tesla Inc.*	$798,504
BIOTECHNOLOGY—1.3%
846,344	Vertex Pharmaceuticals Inc.*	288,375
BROADLINE RETAIL—7.4%
11,642,216	Amazon.com Inc.*	1,227,671
348,329	MercadoLibre Inc. (Brazil)*	444,987
		1,672,658
CAPITAL MARKETS—1.7%
341,055	Goldman Sachs Group Inc.	117,132
329,501	Moody's Corp.	103,173
442,896	S&P Global Inc.	160,585
		380,890
CONSUMER FINANCE—0.5%
682,450	American Express Co.	110,106
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.2%
1,003,628	Costco Wholesale Corp.	505,046
ENERGY EQUIPMENT & SERVICES—1.6%
7,268,489	Schlumberger Ltd.	358,700
ENTERTAINMENT—1.4%
850,115	Netflix Inc.*	280,478
902,041	Roblox Corp.*	32,113
		312,591
FINANCIAL SERVICES—7.5%
179,366	Adyen NV (Netherlands)*,1	288,215
1,658,828	Mastercard Inc. Class A	630,404
3,345,549	Visa Inc.	778,610
		1,697,229
GROUND TRANSPORTATION—1.7%
12,164,173	Uber Technologies Inc.*	377,698
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—2.1%
1,738,442	Dexcom Inc.*	$210,943
877,329	Intuitive Surgical Inc.*	264,269
		475,212
HEALTH CARE PROVIDERS & SERVICES—2.0%
891,692	UnitedHealth Group Inc.	438,793
HOTELS, RESTAURANTS & LEISURE—3.0%
1,717,557	Airbnb Inc.*	205,540
79,117	Chipotle Mexican Grill Inc.*	163,584
1,282,570	Marriott International Inc.	217,190
825,130	Starbucks Corp.	94,304
		680,618
INTERACTIVE MEDIA & SERVICES—6.8%
5,571,697	Alphabet Inc. Class A*	598,066
5,554,664	Alphabet Inc. Class C*	601,126
1,406,165	Meta Platforms Inc.*	337,929
		1,537,121
IT SERVICES—1.1%
1,627,450	Snowflake Inc.*	240,993
LIFE SCIENCES TOOLS & SERVICES—1.6%
753,270	Danaher Corp.	178,457
339,979	Thermo Fisher Scientific Inc.	188,654
		367,111
MEDIA—0.5%
1,883,209	Trade Desk Inc.*	121,166
PERSONAL CARE PRODUCTS—1.4%
639,096	L'Oreal SA (France)	305,435
PHARMACEUTICALS—6.7%
3,599,040	AstraZeneca plc ADR (United Kingdom)[2]	263,521
1,840,850	Eli Lilly & Co.	728,719
3,035,280	Novo Nordisk AS ADR (Denmark)[2]	507,165
		1,499,405

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—11.4%
3,699,424	Advanced Micro Devices Inc.*	$330,617
474,865	ASML Holding NV New York Registry Shares (Netherlands)	302,423
746,350	Broadcom Inc.	467,588
5,262,319	NVIDIA Corp.	1,460,241
		2,560,869
SOFTWARE—13.8%
923,573	Adobe Inc.*	348,704
1,218,496	Atlassian Corp. plc*	179,923
988,109	Cadence Design Systems Inc.*	206,960
1,256,954	CrowdStrike Holdings Inc.*	150,898
5,881,345	Microsoft Corp.	1,807,102
1,551,122	Salesforce.com Inc.*	307,696
246,111	ServiceNow Inc.*	113,068
		3,114,351
SPECIALIZED REITs—1.3%
1,442,651	American Tower Corp.	294,863
SPECIALTY RETAIL—4.1%
739,562	Home Depot Inc.	222,268
301,904	O'Reilly Automotive Inc.*	276,940
3,126,743	TJX Companies Inc.	246,450
303,934	ULTA Beauty Inc.*	167,598
		913,256
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.3%
9,629,017	Apple Inc.	$1,633,852
TEXTILES, APPAREL & LUXURY GOODS—5.9%
1,037,943	Lululemon Athletica Inc.*	394,346
679,413	LVMH Moet Hennessy Louis Vuitton SE (France)	653,514
2,164,497	NIKE Inc.	274,285
		1,322,145
WIRELESS TELECOMMUNICATION SERVICES—1.2%
1,951,464	T-Mobile US Inc.*	280,816
TOTAL COMMON STOCKS
(Cost $12,856,821)		22,287,803

PREFERRED STOCKS—0.7%
(Cost $106,445)
AUTOMOBILES—0.7%
1,316,365	Dr. Ing. h.c. F. Porsche AG (Germany)*,1	164,834
TOTAL INVESTMENTS—99.8%
(Cost $12,963,266)		22,452,637
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		40,228
TOTAL NET ASSETS—100.0%		$22,492,865

FAIR VALUE MEASUREMENTS
As of April 30, 2023, the investments in Adyen NV, Dr. Ing. h.c.F. Porsche AG, L’Oreal SA, and LVMH Moet Hennessy Loius Vuitton SE (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2023, the aggregate value of these securities was $453,049 or 2% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Financial Statements.

Harbor Convertible Securities Fund
Portfolio of Investments—April 30, 2023 (Unaudited)

Subadvisor: BlueCove Limited

Sector Allocation (% of investments)

Portfolio of Investments
Principal Amounts, Value and Cost in Thousands
CONVERTIBLE BONDS—84.0%
Principal Amount		Value
AEROSPACE & DEFENSE—1.7%
	Axon Enterprise Inc.
$500	0.500%—12/15/2027[1]	$565
	Virgin Galactic Holdings
200	2.500%—02/01/2027[1]	83
		648
AIRLINES—1.8%
	American Airlines Group Inc.
200	6.500%—07/01/2025	223
	Jetblue Airways Corp.
600	0.500%—04/01/2026	470
		693
AUTO COMPONENTS—0.9%
	Fisker Inc.
200	2.500%—09/15/2026[1]	89
	Patrick Industries Inc.
300	1.750%—12/01/2028	272
		361
BIOTECHNOLOGY—5.2%
	Bridgebio Pharma Inc.
600	2.500%—03/15/2027	436
	Exact Sciences Corp.
300	0.375%—03/15/2027	274
400	1.000%—01/15/2025	447
		721
	Mannkind Corp.
300	2.500%—03/01/2026	304
	Sarepta Therapeutics Inc.
500	1.250%—09/15/2027[1]	565
		2,026
CAPITAL MARKETS—2.3%
	Coinbase Global Inc.
900	0.500%—06/01/2026	584
	New Mountain Finance Corp.
200	7.500%—10/15/2025[1]	202
CONVERTIBLE BONDS—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
	WisdomTree Investments
$100	4.250%—06/15/2023	$108
		894
COMMUNICATIONS EQUIPMENT—0.6%
	Infinera Corp.
200	2.500%—03/01/2027	218
CONSTRUCTION & ENGINEERING—0.7%
	Granite Construction Inc.
200	2.750%—11/01/2024	257
CONSUMER FINANCE—1.6%
	EZCorp Inc.
400	3.750%—12/15/2029[1]	397
	SoFi Technologies Inc.
300	0.000%—10/15/2026[1,2]	215
		612
DIVERSIFIED CONSUMER SERVICES—0.3%
	Stride Inc.
100	1.125%—09/01/2027	105
ELECTRICAL EQUIPMENT—1.0%
	Array Technologies Inc.
300	1.000%—12/01/2028	315
	Sunrun Inc.
100	0.000%—02/01/2026[2]	68
		383
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.7%
	Insight Enterprises Inc.
200	0.750%—02/15/2025	356
	Itron Inc.
200	0.000%—03/15/2026[2]	168
	Par Technology Corp.
200	1.500%—10/15/2027	154
		678

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
ENERGY EQUIPMENT & SERVICES—1.6%
	Helix Energy Solutions
$300	6.750%—02/15/2026	$396
	Oil States International Inc.
200	4.750%—04/01/2026	209
		605
ENTERTAINMENT—2.2%
	Cinemark Holdings Inc.
100	4.500%—08/15/2025	141
	Liberty Media Corp.
200	2.250%—08/15/2027[1]	212
	Live Nation Entertainment Inc.
500	2.000%—02/15/2025	487
		840
FINANCIAL SERVICES—0.8%
	Block Inc.
400	0.000%—05/01/2026[2]	330
FOOD PRODUCTS—1.3%
	Chefs' Warehouse Inc
100	2.375%—12/15/2028[1]	101
	Post Holdings Inc.
400	2.500%—08/15/2027[1]	421
		522
HEALTH CARE EQUIPMENT & SUPPLIES—6.3%
	Alphatec Holdings Inc.
400	0.750%—08/01/2026	413
	CONMED Corp.
200	2.250%—06/15/2027[1]	217
	Dexcom Inc.
200	0.750%—12/01/2023	590
	Haemonetics Corp.
600	0.000%—03/01/2026[2]	514
	Insulet Corp.
100	0.375%—09/01/2026	150
	Integer Holdings Corp.
100	2.125%—02/15/2028[1]	114
	Integra Lifesciences Holdings Corp.
100	0.500%—08/15/2025	97
	Lantheus Holdings Inc. Co.
200	2.625%—12/15/2027[1]	266
	Mesa Laboratories Inc.
100	1.375%—08/15/2025	92
		2,453
HEALTH CARE TECHNOLOGY—0.8%
	Teladoc Health Inc.
400	1.250%—06/01/2027	321
HOTELS, RESTAURANTS & LEISURE—10.0%
	Airbnb Inc.
800	0.000%—03/15/2026[2]	699
	Booking Holdings Inc.
300	0.750%—05/01/2025	449
	Carnival Corp. Co.
100	5.750%—10/01/2024	117
	Cracker Barrel Old Count
300	0.625%—06/15/2026	267
	DraftKings Inc.
500	0.000%—03/15/2028[2]	363
CONVERTIBLE BONDS—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	NCL Corp. Ltd.
$100	1.125%—02/15/2027	$73
600	2.500%—02/15/2027	455
		528
	Royal Caribbean Cruises Ltd.
400	2.875%—11/15/2023	409
400	4.250%—06/15/2023	406
100	6.000%—08/15/2025[1]	153
		968
	Shake Shack Inc.
200	0.000%—03/01/2028[2]	150
	The Cheesecake Factory Inc.
400	0.375%—06/15/2026	335
		3,876
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.4%
	Ormat Technologies Inc.
200	2.500%—07/15/2027[1]	227
	Sunnova Energy International Inc.
200	0.250%—12/01/2026	155
200	2.625%—02/15/2028[1]	163
		318
		545
INTERACTIVE MEDIA & SERVICES—2.1%
	Liberty Tripadvisor Holdings Inc.
400	0.500%—06/30/2051[1]	312
	Snap Inc.
700	0.000%—05/01/2027[2]	511
		823
INTERNET & DIRECT MARKETING RETAIL—2.7%
	Etsy Inc.
400	0.125%—10/01/2026	538
	Wayfair Inc.
600	0.625%—10/01/2025	455
100	1.000%—08/15/2026	66
		521
		1,059
IT SERVICES—7.1%
	Block Inc.
600	0.250%—11/01/2027	465
	Cloudflare Inc.
700	0.000%—08/15/2026[2]	581
	Fastly Inc.
600	0.000%—03/15/2026[2]	483
	Okta Inc.
600	0.125%—09/01/2025	537
400	0.375%—06/15/2026	339
		876
	Shift4 Payments Inc.
400	0.500%—08/01/2027	358
		2,763
LEISURE PRODUCTS—0.2%
	Peloton Interactive Inc.
100	0.000%—02/15/2026[2]	75

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
MACHINERY—0.7%
	Greenbrier Cos. Inc.
$100	2.875%—04/15/2028	$82
	John Bean Technologies Corp.
200	0.250%—05/15/2026	185
		267
MEDIA—1.4%
	Dish Network Corp.
900	0.000%—12/15/2025[2]	443
200	3.375%—08/15/2026	95
		538
METALS & MINING—0.7%
	ATI Inc.
100	3.500%—06/15/2025	254
OIL, GAS & CONSUMABLE FUELS—1.9%
	Northern Oil And Gas Inc.
200	3.625%—04/15/2029[1]	227
	Peabody Energy Corp.
200	3.250%—03/01/2028	291
	Pioneer Natural Resources Co.
100	0.250%—05/15/2025	228
		746
PERSONAL CARE PRODUCTS—0.6%
	Beauty Health Co.
300	1.250%—10/01/2026[1]	247
PHARMACEUTICALS—1.5%
	Collegium Pharma Inc.
400	2.875%—02/15/2029[1]	356
	Revance Therapeutics Inc.
200	1.750%—02/15/2027	244
		600
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
	GEO Corrections Holdings Co.
100	6.500%—02/23/2026[1]	115
	Redfin Corp.
400	0.000%—10/15/2025[2]	295
		410
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.0%
	Enphase Energy Inc.
100	0.250%—03/01/2025	211
	Impinj Inc.
300	1.125%—05/15/2027	324
	MACOM Technology Solutions Holdings Inc.
200	0.250%—03/15/2026	193
	Microchip Technology Inc.
400	0.125%—11/15/2024	426
	ON Semiconductor Corp.
200	0.000%—05/01/2027[2]	295
	Wolfspeed Inc.
100	1.750%—05/01/2026	121
		1,570
SOFTWARE—17.8%
	Alteryx Inc.
400	1.000%—08/01/2026	335
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SOFTWARE—Continued
	Bentley Systems Inc.
$500	0.125%—01/15/2026	$473
200	0.375%—07/01/2027	169
		642
	Blackline Inc.
500	0.000%—03/15/2026[2]	423
	Ceridian HCM Holding Inc.
500	0.250%—03/15/2026	439
	Dropbox Inc.
100	0.000%—03/01/2026[2]	89
	Envestnet Inc. Co.
400	0.750%—08/15/2025	373
	Guidewire Software Inc.
500	1.250%—03/15/2025	483
	HubSpot Inc.
100	0.375%—06/01/2025	156
	InterDigital Inc.
300	3.500%—06/01/2027[1]	327
	Microstrategy Inc.
300	0.750%—12/15/2025	314
	Nutanix Inc.
200	0.250%—10/01/2027	166
	Palo Alto Networks Inc.
500	0.375%—06/01/2025	926
100	0.750%—07/01/2023	205
		1,131
	Pegasystems Inc.
500	0.750%—03/01/2025	453
	Porch Group Inc.
500	0.750%—09/15/2026[1]	163
	Progress Software Corp.
200	1.000%—04/15/2026	213
	Rapid7 Inc.
100	2.250%—05/01/2025	105
	Splunk Inc.
300	0.500%—09/15/2023	295
700	1.125%—09/15/2025-06/15/2027	653
		948
	Unity Software Inc.
100	0.000%—11/15/2026[2]	78
	Verint Systems Inc.
100	0.250%—04/15/2026	89
		6,927
TOTAL CONVERTIBLE BONDS
(Cost $33,459)		32,646

CONVERTIBLE PREFERRED STOCKS—14.8%
Shares
AUTO COMPONENTS—1.1%
3,700	Aptiv plc (Jersey)—5.500%	419
BANKS—3.3%
100	Bank of America Corp—7.250%.	118
1,000	Wells Fargo + Co—7.500%.	1,168
		1,286

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CONVERTIBLE PREFERRED STOCKS—Continued
Shares		Value
CAPITAL MARKETS—0.9%
5,800	KKR + Co. Inc—6.000%.	$371
CONSTRUCTION & ENGINEERING—0.0%
14	Fluor Corp.—6.500%	16
ELECTRIC UTILITIES—4.9%
8,966	American Electric Power—6.125%	456
4,800	Nextera Energy Inc—6.219%.	235
14,000	Nextera Energy Inc—6.926%.	663
3,700	PG+E Corp—5.500%.	555
		1,909
HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
5,700	Becton Dickinson and Co—6.000%.	288
900	Boston Scientific Corp.—5.500%	113
		401
HOTEL & RESORT REITs—0.8%
12,400	RLJ Lodging Trust—1.950%	299
CONVERTIBLE PREFERRED STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—0.1%
800	Sabre Corp.—6.500%	$48
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.8%
3,400	AES Corp.—6.875%	306
MACHINERY—1.0%
3,400	RBC Bearings Inc.—5.000%	376
OIL, GAS & CONSUMABLE FUELS—0.9%
7,200	El Paso Energy Capital—4.750%	334
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $5,833)		5,765
TOTAL INVESTMENTS—98.8%
(Cost $39,292)		38,411
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		479
TOTAL NET ASSETS—100.0%		$38,890

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2023, the aggregate value of these securities was $5,738 or 15% of net assets.

2	Zero coupon bond
The accompanying notes are an integral part of the Financial Statements.

Harbor Core Bond Fund
Portfolio of Investments—April 30, 2023 (Unaudited)

Subadvisor: Income Research + Management

Investment Allocation (% of investments)

Portfolio of Investments
Principal Amounts, Value and Cost in Thousands
ASSET-BACKED SECURITIES—10.0%
Principal Amount		Value
	Aligned Data Centers LLC
	Series 2021-1A Cl. A2
$385	1.937%—08/15/2046[1]	$342
	American Tower Trust I
	Series 2028 Cl. 1
514	5.490%—03/15/2028[1]	526
	AMSR Trust
	Series 2021-SFR3 Cl. A
410	1.476%—10/17/2038[1]	365
	BA Credit Card Trust
	Series 2022-A2 Cl. A2
366	5.000%—04/15/2028	371
	CF Hippolyta Issuer LLC
	Series 2020-1 Cl. A1
136	1.690%—07/15/2060[1]	123
	DB Master Finance LLC
	Series 2021-1A Cl. A2I
168	2.045%—11/20/2051[1]	150
	Discover Card Execution Note Trust
	Series 2022-A4 Cl. A
291	5.030%—10/15/2027	295
	Domino's Pizza Master Issuer LLC
	Series 2021-1A Cl. A2I
481	2.662%—04/25/2051[1]	417
	FirstKey Homes Trust
	Series 2020-SFR2 Cl. A
359	1.266%—10/19/2037[1]	327
	Series 2021-SFR1
372	1.538%—08/17/2038[1]	331
		658
	Ford Credit Auto Owner Trust
	Series 2020-1 Cl. A
250	2.040%—08/15/2031[1]	237
	GM Financial Consumer Automobile Receivables Trust
	Series 2022-3 Cl A4
288	3.710%—12/16/2027	283
	Home Partners of America Trust
	Series 2020-2 Cl. A
259	1.532%—01/17/2041[1]	222
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Series 2022-1
$541	3.930%—04/17/2039[1]	$517
		739
	Mercedes Benz Automobile Receivables Trust
	Series 2022-1 Cl. A4
362	5.250%—02/15/2029	371
	Navient Private Education Refi Loan Trust
	Series 2021-A Cl. A
130	0.840%—05/15/2069[1]	114
	Series 2021-BA Cl. A
287	0.940%—07/15/2069[1]	253
		367
	NextGear Capital
	Series 2023 Cl. A
322	5.740%—03/15/2028[1]	331
	Oak Street Investment Grade Net Lease Fund
	Series 2020-1A Cl. A1
334	1.850%—11/20/2050[1]	300
	Palmer Square CLO Ltd.[2]
	Series 2013 Cl. 2A
447	5.800% (3 Month USD LIBOR + 1.000) 10/17/2031[1,3]	443
	Palmer Square Loan Funding Ltd.
	Series 2022-2A Cl. A1
342	5.930% (3 Month CME Term SOFR + 1.270) 10/15/2030[1,3]	340
	PFS Financing Corp.
	Series 2022-D Cl. A
232	4.270%—08/15/2027[1]	229
	Series 2023 Cl. A
522	5.800%—03/15/2028[1]	535
		764
	Progress Residential Trust
	Series 2019-SFR3 Cl. A
441	2.271%—09/17/2036[1]	420
	Series 2019-SFR4 Cl. A
413	2.687%—10/17/2036[1]	396
		816
	Sabey Data Center Issuer LLC
	Series 2020-1 Cl. A2
202	3.812%—04/20/2045[1]	193

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	SBA Tower Trust
	Series 2022-1C
$230	6.599%—01/15/2028[1]	$242
	Stack Infrastructure Issuer LLC
	Series 2019-2A Cl. A2
185	3.080%—10/25/2044[1]	176
	Store Master Funding I-VII
	Series 2019-1 Cl. A1
164	2.820%—11/20/2049[1]	150
	Series 2018-1A Cl. A1
193	3.960%—10/20/2048[1]	188
		338
	Taco Bell Funding LLC
	Series 2021-1A Cl. A2II
380	2.294%—08/25/2051[1]	320
	Texas Natural Gas Securitization
	Series 2041 Cl. 1
296	5.169%—04/01/2041	323
	Vantage Data Centers LLC
	Series 2020-2A Cl. A2
251	1.992%—09/15/2045[1]	214
	Wendy's Funding LLC
	Series 2021-1A Cl. A2I
200	2.370%—06/15/2051[1]	169
	Series 2019-1A Cl. A2I
372	3.783%—06/15/2049[1]	351
		520
TOTAL ASSET-BACKED SECURITIES
(Cost $10,954)		10,564

COLLATERALIZED MORTGAGE OBLIGATIONS—6.8%
	Barclays Commercial Mortgage Trust
	Series 2022-C18 Cl. A5
357	5.710% (1 Month USD LIBOR + 1.040) 12/15/2055[3]	379
	Benchmark Mortgage Trust
	Series 2021-B26 Cl. A3
387	2.391%—06/15/2054	340
	BX Commercial Mortgage Trust
	Series 2021-VOLT Cl. A
403	5.160% (1 Month USD LIBOR + 0.700) 09/15/2036[1,3]	390
	Series 2019-XL Cl. A
409	5.510% (1 Month Term SOFR + + 1.034) 10/15/2036[1,3]	404
		794
	Commercial Mortgage Pass-Through Certificates
	Series 2014-CR21 Cl. A3
224	3.528%—12/10/2047	216
	Series 2014-UBS3 Cl. A3
441	3.546%—06/10/2047	430
		646
	Commercial Mortgage Trust
	Series 2016-COR1 Cl. A3
387	2.826%—10/10/2049	361
	Flagstar Mortgage Trust
	Series 2021-8INV Cl. A3
330	2.500%—09/25/2051[1]	273
	Freddie Mac Seasoned Credit Risk Transfer Trust
	Series 2020-2 Cl. MA
149	2.000%—11/25/2059	136
	Series 2020-3 Cl. MA
176	2.000%—05/25/2060	159
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Series 2021-1 Cl. MA
$249	2.000%—09/25/2060	$223
	Series 2021-3 Cl. MA
278	2.000%—03/25/2061	248
	Series 2020-1 Cl. MA
164	2.500%—08/25/2059	152
	Series 2017-2 Cl. MA
56	3.000%—08/25/2056	53
	Series 2018-1 Cl. MA
114	3.000%—05/25/2057	107
	Series 2019-2 Cl. MA
180	3.500%—08/25/2058	173
		1,251
	FRESB Mortgage Trust
	Series 2019-SB63 Cl. A5H
249	2.550% (1 Month USD LIBOR + 0.700) 02/25/2039[3]	243
	GS Mortgage Backed Securities Trust
	Series 2020-INV1 Cl. A14
169	2.930%—10/25/2050[1,3]	146
	Series 2020-PJ4 Cl. A2
108	3.000%—01/25/2051[1,3]	94
		240
	GS Mortgage Securities Trust
	Series 2016-GS3 Cl. A4
550	2.850%—10/10/2049	509
	MetLife Securitization Trust
	Series 2020-INV1 Cl. A2A
128	2.500%—05/25/2050[1,3]	108
	Morgan Stanley Bank of America Merill Lynch Trust
	Series 2015-C25 Cl. A4
260	3.372%—10/15/2048	249
	Series 2015-C26 Cl. A5
600	3.531%—10/15/2048	574
		823
	PSMC Trust
	Series 2021-2 Cl. A3
465	2.500%—05/25/2051[1,3]	410
	Series 2020-2 Cl. A2
55	3.000%—05/25/2050[1,3]	50
		460
	Tricon American Homes Trust
	Series 2020-SFR1 Cl. A
334	1.499%—07/17/2038[1]	302
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Cl. A4
380	3.695%—11/15/2048	365
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,550)		7,094

CORPORATE BONDS & NOTES—30.9%
AEROSPACE & DEFENSE—1.1%
	BAE Systems Holdings Inc.
361	3.400%—04/15/2030[1]	333
	Boeing Co.
349	5.150%—05/01/2030	352
116	5.805%—05/01/2050	116
		468
	Lockheed Martin Corp.
235	4.700%—05/15/2046	234

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AEROSPACE & DEFENSE—Continued
	Northrop Grumman Corp.
$148	5.250%—05/01/2050	$153
		1,188
AIRLINES—1.4%
	Air Canada Pass-Through Trust
259	3.600%—03/15/2027[1]	242
	Delta Air Lines Pass-Through Trust
330	3.625%—07/30/2027	305
	United Airlines Pass-Through Trust
210	3.100%—01/07/2030	192
823	4.000%—04/11/2026	782
		974
		1,521
AUTOMOBILES—0.9%
	Apriv PLC / Aptiv Corp
490	3.250%—03/01/2032	428
	General Motors Financial Co Inc.
454	2.400%—10/15/2028	390
	Toyota Motor Credit Corp. MTN[4]
147	3.375%—04/01/2030	139
		957
BANKS—4.9%
	Bank of America Corp. MTN[4]
440	2.572%—10/20/2032[5]	361
116	4.330%—03/15/2050[5]	100
505	4.950%—07/22/2028[5]	504
		965
	Barclays
310	5.304%—08/09/2026[5]	307
	Capital One Financial Co.
513	5.470%—02/01/2029[5]	505
	Citigroup Inc.
171	3.400%—05/01/2026	165
239	3.520%—10/27/2028[5]	224
279	4.410%—03/31/2031[5]	267
		656
	Credit Suisse AG
448	7.950%—01/09/2025	457
	Discover Financial Services
135	6.700%—11/29/2032	143
	HSBC Holdings PLC
212	7.390%—11/03/2028[5]	228
	JPMorgan Chase & Co.
586	4.200%—07/23/2029[5]	565
250	4.490%—03/24/2031[5]	244
		809
	Lloyds Banking Group plc
500	2.440% (U.S. Treasury 1 Year Constant Maturity Yield + 1.000) 02/05/2026[3]	473
	Mitsubishi UFJ Finance Group
310	5.017%—07/20/2028[5]	309
	Toronto Dominion Bank MTN[4]
340	1.950%—01/12/2027	308
		5,160
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BEVERAGES—0.3%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.
$358	4.900%—02/01/2046	$355
BIOTECHNOLOGY—0.3%
	Abbvie Inc.
310	4.500%—05/14/2035	302
CAPITAL MARKETS—3.0%
	Bank of NY Mellon Corp. MTN[4]
300	5.802%—10/25/2028[5]	314
	Blackstone Holdings Finance Co. LLC
173	2.800%—09/30/2050[1]	101
356	3.500%—09/10/2049[1]	243
		344
	Goldman Sachs Group Inc.
301	3.800%—03/15/2030	283
	KKR Group Finance Co. II LLC
54	5.500%—02/01/2043[1]	52
	KKR Group Finance Co. III LLC
170	5.125%—06/01/2044[1]	152
	Macquarie Group Ltd.
493	1.340%—01/12/2027[1,5]	442
	Moody's S Corp.
300	3.250%—05/20/2050	219
	Morgan Stanley MTN[4]
665	3.125%—07/27/2026	633
295	3.620%—04/01/2031[5]	270
		903
	UBS Group AG
500	4.125%—04/15/2026[1]	479
		3,188
COMMERCIAL SERVICES & SUPPLIES—0.2%
	Waste Management Inc.
230	4.150%—04/15/2032	226
CONSTRUCTION MATERIALS—0.2%
	Carlisle Cos Inc.
193	2.750%—03/01/2030	167
DIVERSIFIED FINANCIAL SERVICES—1.1%
	American Express Co.
322	5.043%—05/01/2034[5]	323
	Ferguson Finance plc
510	3.250%—06/02/2030[1]	447
	PNC Financial Services
410	5.070%—01/24/2034[5]	404
		1,174
DIVERSIFIED REITs—0.5%
	Healthpeak OP LLC Co.
540	3.250%—07/15/2026	512
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
	AT&T Inc.
240	2.300%—06/01/2027	220
504	5.920% (3 Month USD LIBOR + 1.180) 06/12/2024[3]	507
		727
	Verizon Communications Inc.
162	4.500%—08/10/2033	157
		884

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ELECTRIC UTILITIES—2.4%
	Berkshire Hathaway Energy Co.
$275	6.125%—04/01/2036	$308
	Duke Energy Florida LLC
330	3.800%—07/15/2028	323
	Eversource Energy
200	2.900%—10/01/2024	194
	Exelon Corp.
62	4.700%—04/15/2050	57
243	5.100%—06/15/2045	230
		287
	Florida Power + Light Co.
630	2.450%—02/03/2032	541
	Northern States Power
158	4.500%—06/01/2052	149
	Southern Co.
230	3.250%—07/01/2026	220
308	4.250%—07/01/2036	286
		506
	Xcel Energy Inc.
230	3.400%—06/01/2030	212
		2,520
ENTERTAINMENT—0.1%
	Magallanes Inc.
155	5.141%—03/15/2052[1]	124
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.0%
	Alexandria Real Estate Equities Inc
290	2.000%—05/18/2032	224
115	4.750%—04/15/2035	110
		334
	Digital Realty Trust LP
253	3.600%—07/01/2029	227
	Federal Realty Investment Trust
533	1.250%—02/15/2026	483
		1,044
FINANCIAL SERVICES—0.2%
	Berkshire Hathaway Finance Co.
198	3.850%—03/15/2052	169
HEALTH CARE PROVIDERS & SERVICES—2.2%
	Cigna Corp.
320	3.400%—03/01/2027	308
	CommonSpirit Health
232	4.187%—10/01/2049	191
	CVS Pass-Through Trust
173	5.773%—01/10/2033[1]	172
84	5.880%—01/10/2028	84
507	8.353%—07/10/2031[1]	550
		806
	Elevance Health Inc.
425	4.750%—02/15/2033	428
	PeaceHealth Obligated Group
590	1.375%—11/15/2025	538
		2,271
INSURANCE—2.5%
	AIA Group Ltd.
419	3.600%—04/09/2029[1]	398
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INSURANCE—Continued
	Equitable Financial Life Global Funding
$325	1.400%—07/07/2025[1]	$299
	Five Corners Funding Trust
150	4.419%—11/15/2023[1]	149
	Ga Global Funding Trust
420	3.850%—04/11/2025[1]	404
	Liberty Mutual Group Inc.
530	4.569%—02/01/2029[1]	512
	Lincoln National Corp.
276	3.400%—01/15/2031	223
	Mass Mutual Life Insurance Co.
180	3.375%—04/15/2050[1]	133
160	5.672%—12/01/2052[1]	167
		300
	MetLife, Inc. MTN[4]
340	3.300%—03/21/2029[1]	315
		2,600
INTERNET & DIRECT MARKETING RETAIL—0.3%
	Amazon.com Inc.
371	4.100%—04/13/2062	323
MEDIA—0.8%
	Charter Communications Operating LLC / Charter Communications Operating Capital
498	6.384%—10/23/2035	493
	COX Communications Inc.
400	1.800%—10/01/2030[1]	318
		811
MULTI-UTILITIES—0.8%
	PG&E Wildfire Recovery Funding LLC
103	3.594%—06/01/2032	98
330	4.022%—06/01/2033	324
183	4.722%—06/01/2039	185
		607
	Rogers Communications Inc.
257	5.450%—10/01/2043	244
		851
OIL, GAS & CONSUMABLE FUELS—1.4%
	Dominion Energy Inc.
310	5.250%—08/01/2033	314
	Energy Transfer LP
505	3.900%—07/15/2026	487
	Occidental Petroleum Corp.
474	0.000%—10/10/2036[6]	248
	Schlumberger Holdings Corp.
192	3.900%—05/17/2028[1]	186
	Southern Co. Gas Capital Corp.
230	1.750%—01/15/2031	184
		1,419
PROFESSIONAL SERVICES—0.2%
	Verisk Analytics Inc.
295	3.625%—05/15/2050	218
ROAD & RAIL—0.6%
	Canadian Pacific Railway Co.
190	6.125%—09/15/2115	203
	Norfolk Southern Corp.
155	4.837%—10/01/2041	148

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ROAD & RAIL—Continued
	Ryder System Inc. MTN[4]
$237	3.650%—03/18/2024	$233
		584
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%
	Broadcom Inc.
272	4.110%—09/15/2028	262
	NXP BV/ NXP FDG/ NXP USA Co.
450	3.150%—05/01/2027	422
		684
SOFTWARE—0.5%
	Oracle Corp.
340	1.650%—03/25/2026	313
343	3.950%—03/25/2051	259
		572
SPECIALTY RETAIL—1.1%
	Home Depot Inc.
170	3.300%—04/15/2040	142
	Lowe's Cos. Inc.
77	3.700%—04/15/2046	60
199	5.000%—04/15/2040	192
117	5.625%—04/15/2053	118
		370
	Penske Truck Leasing/Ptl
637	5.550%—05/01/2028[1]	642
		1,154
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.2%
	NXP BV/ NXP FDG/ NXP USA Co.
265	2.700%—05/01/2025	252
TRADING COMPANIES & DISTRIBUTORS—0.5%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
201	3.000%—10/29/2028	175
	Air Lease Corp.
374	3.875%—07/03/2023	373
		548
WATER UTILITIES—0.2%
	Aquarion Co.
238	4.000%—08/15/2024[1]	235
WIRELESS TELECOMMUNICATION SERVICES—0.5%
	T Mobile USA Inc.
511	5.050%—07/15/2033	515
TOTAL CORPORATE BONDS & NOTES
(Cost $33,781)		32,528

MORTGAGE PASS-THROUGH—25.2%
	Federal Home Loan Mortgage Corp.
225	2.000%—06/01/2050	190
2,701	2.500%—03/01/2051-05/01/2052	2,365
2,349	3.000%—01/01/2033-08/01/2050	2,163
152	3.370% (12 Month USD LIBOR + 1.597) 06/01/2047[3]	153
989	3.500%—05/01/2042	944
763	4.000%—12/01/2037-02/01/2046	751
137	4.500%—03/01/2049	137
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$352	5.000%—10/01/2052	$353
248	5.500%—12/01/2052	252
		7,308
	Federal National Mortgage Association
2,866	2.000%—08/01/2050-04/01/2051	2,406
3,773	2.500%—03/01/2035-04/01/2052	3,325
2,266	3.000%—02/01/2035-08/01/2050	2,124
821	3.500%—03/01/2048-06/01/2050	773
3,581	4.000%—03/01/2038-09/01/2049	3,493
158	4.310% (Fed 12 Month Treasury Average Constant Maturity Treasury + 2.268) 12/01/2036[3]	159
2,543	4.500%—05/01/2046-08/01/2052	2,527
1,307	5.000%—07/01/2050-08/01/2052	1,315
1,052	5.500%—11/01/2052	1,065
		17,187
	Government National Mortgage Association
854	2.500%—01/20/2051	758
391	4.000%—09/20/2041-09/15/2046	386
845	4.500%—01/15/2042-08/20/2047	848
		1,992
TOTAL MORTGAGE PASS-THROUGH
(Cost $27,625)		26,487

MUNICIPAL BONDS—2.0%
	Metropolitan Water Reclamation District of Greater Chicago
145	5.720%—12/01/2038	160
	Michigan State University
83	4.165%—08/15/2122	67
	New York City Transitional Finance Authority
440	3.950%—08/01/2032	423
	New York State Urban Development Corp.
555	5.770%—03/15/2039	585
	Sales Tax Securitization Corp.
530	4.637%—01/01/2040	511
	State of California
300	7.500%—04/01/2034	376
TOTAL MUNICIPAL BONDS
(Cost $2,198)		2,122

U.S. GOVERNMENT OBLIGATIONS—24.8%
	U.S. Small Business Administration
	Series 2012-20C Cl. 1
71	2.510%—03/01/2032	66
	Series 2017-20H Cl. 1
105	2.750%—08/01/2037	98
	Series 2014-20K Cl. 1
188	2.800%—11/01/2034	177
	Series 2015-20H Cl. 1
194	2.820%—08/01/2035	183
	Series 2017-20J Cl. 1
152	2.850%—10/01/2037	142
	Series 2018-20B Cl. 1
184	3.220%—02/01/2038	175
	Series 2018-20G Cl. 1
289	3.540%—07/01/2038	277
	Series 2022-25E Cl. 1
409	3.940%—05/01/2047	395

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	Series 2023-25B Cl. 1
$302	4.610%—02/01/2048	$306
	Series 2022-25L Cl. 1
379	4.710%—12/01/2047	385
	Series 2023-25A Cl. 1
364	4.910%—01/01/2048	373
	Series 2023-25C Cl. 1
518	4.930%—03/01/2048	533
	Series 2022-25K Cl. 1
355	5.130%—11/01/2047	369
	Series 2023-10A Cl. 1
525	5.168%—03/10/2033	533
		4,012
	U.S. Treasury Bonds
1,284	2.250%—02/15/2052	958
1,688	2.375%—02/15/2042	1,363
4,381	3.000%—08/15/2052	3,850
6,713	3.375%—08/15/2042	6,324
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
$5,348	3.500%—01/31/2028	$5,342
2,214	4.125%—01/31/2025	2,211
		20,048
	U.S. Treasury Inflation Index Notes[7]
567	0.125%—01/15/2030	527
	U.S. Treasury Notes
1,635	2.750%—08/15/2032	1,548
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $25,723)		26,135
TOTAL INVESTMENTS—99.7%
(Cost $107,831)		104,930
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		351
TOTAL NET ASSETS—100.0%		$105,281

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2023, the aggregate value of these securities was $18,193 or 17% of net assets.

2	CLO after the name of a security stands for Collateralized Loan Obligation.
3
Variable or floating rate security; the stated rate represents the rate in effect as of April 30, 2023. The variable rate for such securities may be based on the indicated
reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

4	MTN after the name of a security stands for Medium Term Note.
5	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
6	Zero coupon bond
7	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
The accompanying notes are an integral part of the Financial Statements.

Harbor Core Plus Fund
Portfolio of Investments—April 30, 2023 (Unaudited)

Subadvisor: Income Research + Management

Investment Allocation (% of investments)

Portfolio of Investments
Principal Amounts, Value and Cost in Thousands
ASSET-BACKED SECURITIES—11.4%
Principal Amount		Value
	Air Canada Pass-Through Trust
	Series 2017-1AA Cl. PTT
$3,232	3.300%—07/15/2031[1]	$2,891
	Aligned Data Centers LLC
	Series 2021-1A Cl. A2
7,301	1.937%—08/15/2046[1]	6,493
	American Airlines Pass-Through Trust
	Series 15-2 Cl. AA
1,396	3.600%—03/22/2029	1,290
	American Tower Trust I
	Series 2028 Cl. 1
3,029	5.490%—03/15/2028[1]	3,098
	AMMC CLO 20 Ltd.[2]
	Series 2017-20A Cl. AR
428	5.662% (3 Month USD LIBOR + 2.600) 04/17/2029[1,3]	427
	AMMC CLO XII Ltd.[2]
	Series 2013-12A Cl. AR2
4,178	5.542% (3 Month USD LIBOR + 2.050) 11/10/2030[1,3]	4,128
	Apidos CLO XXVI[2]
	Series 2017-26A Cl. A1AR
3,951	5.695% (3 Month USD LIBOR + 2.410) 07/18/2029[1,3]	3,916
	Ares LII CLO Ltd.[2]
	Series 2019-52A Cl. A1R
4,000	5.865% (3 Month USD LIBOR + 2.060) 04/22/2031[1,3]	3,948
	Birch Grove CLO Ltd.[2]
	Series 19-AR
4,000	5.899% (3 Month USD LIBOR + 1.880) 06/15/2031[1,3]	3,925
	Catamaran CLO Ltd.[2]
	Series 2014-1A Cl. A1AR
4,410	5.915% (3 Month USD LIBOR + 2.000) 04/22/2030[1,3]	4,368
	CF Hippolyta Issuer LLC
	Series 2021-1A Cl. A1
3,900	1.530%—03/15/2061[1]	3,435
	DB Master Finance LLC
	Series 2021-1A Cl. A2II
2,256	2.493%—11/20/2051[1]	1,942
	Diamond Infrastructure Funding LLC
	Series 2021-1A
4,375	1.760%—04/15/2049[1]	3,791
	Domino's Pizza Master Issuer LLC
	Series 2021-1A Cl. A2I
1,323	2.662%—04/25/2051[1]	1,147
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	FirstKey Homes Trust
	Series 2021-SFR1
$7,344	1.538%—08/17/2038[1]	$6,538
	GSAA Home Equity Trust
	Series 2006-20 Cl. 1A2
3,208	4.866% (1 Month USD LIBOR + 3.310) 12/25/2046[3]	976
	Home Partners of America Trust
	Series 2022-1
3,214	3.930%—04/17/2039[1]	3,074
	IXIS Real Estate Capital Trust
	Series 2005-HE1 Cl. M4
643	5.556% (1 Month USD LIBOR + 2.840) 06/25/2035[3]	640
	JetBlue Pass Through Trust
	Series 2015-2 Cl. AA
3,911	4.000%—05/15/2034	3,609
	JPMorgan Mortgage Acquisition Corp.
	Series 2007-HE1 Cl. AF3
660	4.188%—05/25/2035[4]	443
	Morgan Stanley Capital Inc.
	Series 2007-HE1 Cl. A2C
1,556	3.736% (1 Month USD LIBOR + 0.150) 11/25/2036[3]	889
	Series 2007-HE6 Cl. A3
2,969	4.686% (1 Month USD LIBOR + 2.230) 05/25/2037[3]	2,613
		3,502
	New Economy Assets Phase 1 Sponsor LLC
	Series 2021 Cl. 1A1
4,500	1.910%—10/20/2061[1]	3,915
	Palmer Square Loan Funding Ltd.
	Series 2021-4A Cl. A1
3,018	5.592% (3 Month USD LIBOR + 2.120) 10/15/2029[1,3]	2,986
	Planet Fitness Master Issuer LLC
	Series 2022-1A Cl. A2I
4,333	3.251%—12/05/2051[1]	3,913
	Series 2018-1A Cl. A2II
611	4.666%—09/05/2048[1]	594
		4,507
	SBA Tower Trust
	Series 2022-1C
3,034	6.599%—01/15/2028[1]	3,188

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	ServiceMaster Funding LLC
	Series 2021-1 Cl. A2I
$3,185	2.865%—07/30/2051[1]	$2,645
	Series 2020-1 Cl A2II
368	3.337%—01/30/2051[1]	294
		2,939
	Servpro Master Issuer LLC
	Series 2021-1A Cl A2
3,430	2.394%—04/25/2051[1]	2,847
	Sound Point CLO XII Ltd.[2]
	Series 2016-2A Cl. AR2
1,142	5.858% (3 Month USD LIBOR + 2.610) 10/20/2028[1,3]	1,136
	Specialty Underwriting & Residential Finance Trust
	Series 2006-BC4 Cl. A2B
2,356	3.806% (1 Month USD LIBOR + 0.220) 09/25/2037[3]	819
	Stack Infrastructure Issuer LLC
	Series 2021-1A Cl. A2
7,000	1.877%—03/26/2046[1]	6,249
	Taco Bell Funding LLC
	Series 2021-1A Cl. A2I
6,913	1.946%—08/25/2051[1]	6,083
	Trinity Rail Leasing 2020 LLC
	Series 2020-2A Cl. A2
5,000	2.560%—11/19/2050[1]	4,393
	United Airlines Pass-Through Trust
	Series 2019-2 Cl. AA
1,150	2.700%—11/01/2033	993
	Vantage Data Centers Issuer LLC
	Series 2021-1A Cl. A2
1,093	2.165%—10/15/2046[1]	975
	VB-S1 Issuer LLC - Vbtel
	Series 2022-1A Cl. C2I
6,810	3.156%—02/15/2052[1]	6,184
	Wendy's Funding LLC
	Series 2021-1A Cl. A2I
6,878	2.370%—06/15/2051[1]	5,797
TOTAL ASSET-BACKED SECURITIES
(Cost $124,805)		116,592

COLLATERALIZED MORTGAGE OBLIGATIONS—11.1%
	Angel Oak Mortgage Trust
	Series 2022-1 Cl. A1
3,542	2.881%—12/25/2066[1,4]	3,148
	Argent Securities Inc.
	Series 2006-W4 Cl. A2C
5,538	3.906% (1 Month USD LIBOR + 0.320) 05/25/2036[3]	1,387
	Series 2004-W11 Cl. M3
685	4.711% (1 Month USD LIBOR + 1.125) 11/25/2034[3]	669
		2,056
	Banc of America Alternative Loan Trust
	Series 2006 -7 Cl. A3
6,768	5.913%—10/25/2036[3]	2,008
	Banc of America Funding Corp.
	Series 2007-C Cl. 7A5
437	4.089% (1 Month USD LIBOR + 0.600) 05/20/2047[3]	392
	BCAP LLC Trust
	Series 2007-AA2 Cl. 12A1
2,849	4.006% (1 Month USD LIBOR + 0.420) 05/25/2047[3]	2,589
	Series 2011-RR5 Cl. 12A1
159	4.653%—03/26/2037[1,4]	155
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Series 2011-RR4 Cl. 8A1
$1,243	5.250%—02/26/2036[1,3]	$569
		3,312
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2000-2 Cl. A1
10	2.778%—11/25/2030[3]	9
	Series 2004-1 Cl. 12A5
134	2.989%—04/25/2034[3]	122
		131
	Benchmark Mortgage Trust
	Series 2020-B21
4,730	1.978%—12/17/2053	3,831
	Series 2019-B9 Cl. A5
5,200	4.016%—03/15/2052	4,902
		8,733
	BX Commercial Mortgage Trust
	Series 2021-VOLT Cl. A
1,429	5.159% (1 Month USD LIBOR + 4.510) 09/15/2036[1,3]	1,381
	Series 2022-LP2
3,824	5.491% (1 Month CME Term SOFR + 4.140) 02/15/2039[1,3]	3,712
		5,093
	Citigroup Commercial Mortgage Trust
	Series 2015-GC27
3,390	3.137%—02/10/2048	3,260
	COMM Mortgage Trust
	Series 2016-787S Cl. A
5,400	3.545%—02/10/2036[1]	4,978
	Series 2014-LC17
6,500	3.917%—10/10/2047	6,317
		11,295
	Countrywide Alternative Loan Trust
	Series 2006-6BC Cl. 1A2
1,694	3.986% (1 Month USD LIBOR + 0.400) 05/25/2036[3]	1,333
	Series 2005-20CB Cl. 2A5
1,234	5.500%—07/25/2035	855
	Series 2006-1R Cl.2A3
2,862	6.000%—08/25/2037	1,506
		3,694
	Countrywide Asset-Backed Certificates
	Series 2006-2 Cl. M1
263	4.186% (1 Month USD LIBOR + 0.600) 06/25/2036[3]	260
	Credit Suisse First Boston Mortgage Securities Corp.
	Series 2006-C2 Cl. A3
187	6.000%—11/25/2035	138
	DC Office Trust
	Series 2019-MTC Cl. A
4,900	2.965%—09/15/2045[1]	4,024
	Deutsche Alt-A Securities Inc. Mortgage Loan Trust
	Series 2007-AR2 Cl. A1
2,631	3.886% (1 Month USD LIBOR + 0.300) 03/25/2037[3]	2,478
	DSLA Mortgage Loan Trust
	Series 2006-AR1 Cl. 1A1A
838	2.291% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 3/19/2046[3]	673
	First Franklin Mortgage Loan Trust
	Series 2006-FF14 Cl. A6
8,000	3.896% (1 Month USD LIBOR + 0.310) 10/25/2036[3]	6,344

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	First Horizon Asset Securities Inc.
	Series 2005-AR6 Cl. 4A1
$116	2.683%—02/25/2036[3]	$106
	First Nationwide Trust
	Series 2001-3 Cl. 1A1
—	6.750%—08/21/2031	—
	GS Mortgage Securities Trust
	Series 2015-GC30
3,888	3.119%—05/10/2050	3,724
	GSMPS Mortgage Loan Trust
	Series 2006-RP2 Cl. 1AF1
3,075	3.986% (1 Month USD LIBOR + 0.400) 04/25/2036[1,3]	2,545
	GSR Mortgage Loan Trust
	Series 2005-AR3 Cl. 3A1
189	3.081%—05/25/2035[3]	139
	IndyMac ARM Trust
	Series 2001-H2 Cl. A2
2	3.544%—01/25/2032[3]	2
	IndyMac INDX Mortgage Loan Trust
	Series 2005-AR31 Cl. 1A1
557	3.051%—01/25/2036[3]	474
	JP Morgan Mortgage Trust
	Series 2006-A6 Cl. 1A4L
983	3.640%—10/25/2036[3]	740
	Series 2006-S1 Cl. 3A1
43	5.500%—04/25/2036	42
		782
	Manhattan West Mortgage Trust
	Series 2020-1MW Cl. A
4,900	2.130%—09/10/2039[1]	4,248
	Merrill Lynch Alternative Note Asset Trust
	Series 2007-F1 Cl. 2A6
423	6.000%—03/25/2037	170
	MetLife Securitization Trust
	Series 2018-1A Cl. A
2,072	3.750%—03/25/2057[1,3]	1,973
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2014-C14 Cl. A5
2,638	4.064%—02/15/2047	2,599
	Onslow Bay Financial LLC
	Series 2018-1 Cl. A2
2,248	4.236% (1 Month USD LIBOR + 0.650) 06/25/2057[1,3]	2,130
	Residential Asset Securitization Trust
	Series 2007-A8 Cl. 2A1
17,457	6.250%—08/25/2037	4,882
	Residential Funding Mortgage Securities
	Series 2007-SA1 Cl. 2A2
135	4.261%—02/25/2037[3]	92
	Saxon Asset Securities Trust
	Series 2006-3 Cl. A3
1,514	3.756% (1 Month USD LIBOR + 0.170) 10/25/2046[3]	1,475
	Sequoia Mortgage Trust
	Series 2023-1 Cl. A4
4,820	5.000%—01/25/2053[1,3]	4,759
	Series 2023-2 Cl. A4
4,532	5.000%—03/25/2053[1,3]	4,438
		9,197
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2005-21A Cl. 3A1
89	3.914%—04/25/2035[3]	86
	Suntrust Adjustable Rate Mortgage Loan Trust
	Series 2007-S1 Cl. 1A
228	3.360%—01/25/2037[3]	169
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Towd Point Mortgage Trust
	Series 2019-1 Cl. A1
$4,650	3.704%—03/25/2058[1,3]	$4,449
	Tricon American Homes Trust
	Series 2020-SFR1 Cl. A
2,316	1.499%—07/17/2038[1]	2,096
	Washington Mutual Mortgage Pass Through Certificates Trust
	Series 2006-AR8 Cl. 1A4
1,539	3.676%—08/25/2046[3]	1,363
	Series 2005-AR6 Cl. 2A1A
149	4.046% (1 Month USD LIBOR + 0.460) 04/25/2045[3]	144
	Series 2005-AR13 Cl. A1A1
73	4.166% (1 Month USD LIBOR + 0.580) 10/25/2045[3]	69
		1,576
	Wells Fargo Commercial Mortgage Trust
	Series 2018-C48 Cl. A5
7,117	4.302%—01/15/2052	6,864
	WFRBS Commercial Mortgage Trust
	Series 2014-C23
6,450	3.917%—10/15/2057	6,243
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $131,167)		113,061

CORPORATE BONDS & NOTES—28.7%
AEROSPACE & DEFENSE—1.0%
	BAE Systems plc
5,391	1.900%—02/15/2031[1]	4,411
	Boeing Co.
4,625	5.150%—05/01/2030	4,663
1,214	5.805%—05/01/2050	1,209
		5,872
		10,283
AUTO COMPONENTS—0.4%
	Aptiv plc / Aptiv Corp.
5,000	4.150%—05/01/2052	3,877
AUTOMOBILE COMPONENTS—0.2%
	ZF North America Capital Co.
1,980	6.875%—04/14/2028[1]	2,040
AUTOMOBILES—1.5%
	Ford Motor Credit Co. LLC
4,000	3.375%—11/13/2025	3,720
1,900	6.950%—03/06/2026	1,920
		5,640
	Volkswagen Group of America Finance LLC
4,700	3.350%—05/13/2025[1]	4,553
4,800	4.750%—11/13/2028[1]	4,801
		9,354
		14,994
BANKS—1.0%
	Citigroup Inc.
4,700	2.570%—06/03/2031[5]	3,980
	HSBC Holdings PLC
2,850	7.390%—11/03/2028[5]	3,070

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BANKS—Continued
	JPMorgan Chase & Co.
$4,000	1.470%—09/22/2027[5]	$3,564
		10,614
BEVERAGES—0.4%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.
4,441	4.900%—02/01/2046	4,406
BUILDING PRODUCTS—1.3%
	Carlisle Cos. Inc.
3,250	2.200%—03/01/2032	2,576
	Carrier Global Corp.
2,925	3.377%—04/05/2040	2,280
	Ferguson Finance plc
4,800	4.650%—04/20/2032[1]	4,592
	Fortune Brands Home & Security Inc.
4,700	3.250%—09/15/2029	4,216
		13,664
CAPITAL MARKETS—4.2%
	Ares Finance Co. IV LLC
4,500	3.650%—02/01/2052[1]	2,997
	BGC Partners Inc.
6,300	5.375%—07/24/2023	6,279
	BlackRock TCP Capital Corp.
5,800	2.850%—02/09/2026	5,199
	Blackstone Holdings Finance Co. LLC
6,000	3.200%—01/30/2052[1]	3,834
	Block Financial LLC Co.
3,600	3.875%—08/15/2030	3,195
	Golub Capital BDC Inc.
5,800	2.500%—08/24/2026	5,021
	Hercules Capital Inc.
2,816	2.625%—09/16/2026	2,410
	KKR Group Finance Co. X LLC
3,000	3.250%—12/15/2051[1]	1,981
	Oaktree Specialty Lending Corp.
1,709	2.700%—01/15/2027	1,480
	Owl Rock Core Income Corp.
5,700	4.700%—02/08/2027	5,214
	Sixth Street Specialty Lending Inc.
5,500	2.500%—08/01/2026	4,859
		42,469
COMMERCIAL SERVICES & SUPPLIES—0.5%
	Allegion US Holding Co.
1,927	5.411%—07/01/2032	1,944
	Triton Container International Ltd.
3,519	2.050%—04/15/2026[1]	3,134
		5,078
CONSUMER FINANCE—0.7%
	Navient Corp. MTN[6]
1,704	6.125%—03/25/2024	1,691
	OneMain Finance Corp
2,800	6.875%—03/15/2025	2,744
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.
2,856	2.875%—10/15/2026[1]	2,546
		6,981
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED CONSUMER SERVICES—0.4%
	Service Corp. International
$4,400	4.000%—05/15/2031	$3,883
DIVERSIFIED FINANCIAL SERVICES—0.1%
	National Rural Utilities Cooperative Corp.
1,222	4.750% (3 Month USD LIBOR + 2.910) 04/30/2043[3]	1,191
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
	Verizon Communications Inc.
2,915	3.700%—03/22/2061	2,170
ELECTRIC UTILITIES—1.7%
	Exelon Corp.
3,100	4.050%—04/15/2030	2,980
1,500	5.625%—06/15/2035	1,583
		4,563
	Jersey Central Power & Light Co.
900	4.300%—01/15/2026[1]	887
1,600	4.700%—04/01/2024[1]	1,588
		2,475
	New England Power Co.
2,877	5.936%—11/25/2052[1]	3,168
	NRG Energy Inc.
2,865	7.000%—03/15/2033[1]	2,976
	Pacific Gas & Electric Co.
2,900	3.150%—01/01/2026	2,735
1,700	3.400%—08/15/2024	1,653
		4,388
		17,570
ENTERTAINMENT—0.2%
	Magallanes Inc.
2,000	5.141%—03/15/2052[1]	1,600
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.3%
	Agree LP Co.
1,400	2.900%—10/01/2030	1,194
	Alexandria Real Estate Equities Inc.
2,100	2.750%—12/15/2029	1,824
2,300	4.850%—04/15/2049	1,998
		3,822
	Boston Properties LP
4,905	2.750%—10/01/2026	4,377
	Brandywine Operating Partnership LP
3,000	4.100%—10/01/2024	2,823
	Digital Realty Trust LP
5,500	4.450%—07/15/2028	5,245
	EPR Properties
1,900	4.500%—06/01/2027	1,694
600	4.950%—04/15/2028	536
		2,230
	Equinix Inc.
5,000	1.000%—09/15/2025	4,542
	GLP Capital LP / GLP Financing II Inc.
4,500	4.000%—01/15/2030	3,996
	Physicians Realty LP
1,400	3.950%—01/15/2028	1,316
	Spirit Realty LP
4,700	3.400%—01/15/2030	4,075
		33,620

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—1.3%
	CommonSpirit Health
$1,325	4.187%—10/01/2049	$1,092
	CVS Pass-Through Trust
382	6.943%—01/10/2030	394
4,454	7.507%—01/10/2032[1]	4,817
		5,211
	HCA Inc.
4,000	5.375%—09/01/2026	4,031
	Pediatrix Medical Group Inc.
3,347	5.375%—02/15/2030[1]	3,061
		13,395
HOTELS, RESTAURANTS & LEISURE—0.8%
	Expedia Group Inc.
3,450	6.250%—05/01/2025[1]	3,493
	Marriott International Inc.
5,000	3.500%—10/15/2032	4,388
		7,881
INDUSTRIAL CONGLOMERATES—0.8%
	Ashtead Capital Inc.
4,540	5.550%—05/30/2033[1]	4,519
	Textron Inc.
3,800	2.450%—03/15/2031	3,226
		7,745
INSURANCE—0.8%
	GA Global Funding Trust
4,000	1.950%—09/15/2028[1]	3,420
	SBL Holdings Inc.
5,675	5.000%—02/18/2031[1]	4,728
		8,148
MEDIA—0.6%
	Charter Communications Operating LLC / Charter Communications Operating Capital
4,775	5.375%—05/01/2047	3,912
2,400	6.384%—10/23/2035	2,374
		6,286
METALS & MINING—0.5%
	Anglo American Capital plc
5,267	3.875%—03/16/2029[1]	4,881
OIL, GAS & CONSUMABLE FUELS—1.0%
	Kinder Morgan Inc.
1,193	5.050%—02/15/2046	1,050
	New Fortress Energy Inc.
2,020	6.750%—09/15/2025[1]	1,927
	Occidental Petroleum Corp.
13,200	0.000%—10/10/2036[7]	6,895
		9,872
PHARMACEUTICALS—0.4%
	Takeda Pharmaceutical Co. Ltd.
1,500	2.050%—03/31/2030	1,276
	Teva Pharmaceutical Finance Netherlands III BV
3,000	6.750%—03/01/2028	2,990
		4,266
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
PROFESSIONAL SERVICES—0.2%
	KBR Inc.
$1,642	4.750%—09/30/2028[1]	$1,520
ROAD & RAIL—0.4%
	Canadian Pacific Railway Co.
1,145	6.125%—09/15/2115	1,224
	Norfolk Southern Corp.
3,800	4.050%—08/15/2052	3,200
		4,424
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
	Broadcom Inc.
6,904	3.137%—11/15/2035[1]	5,350
4,003	3.469%—04/15/2034[1]	3,309
		8,659
	KLA Corp.
1,230	5.650%—11/01/2034	1,297
	NXP BV/ NXP FDG/ NXP USA Co.
4,600	3.875%—06/18/2026	4,455
		14,411
SOFTWARE—0.6%
	Oracle Corp.
3,500	3.600%—04/01/2040	2,721
	VMware Inc.
3,600	4.650%—05/15/2027	3,573
		6,294
SPECIALTY RETAIL—1.0%
	Group 1 Automotive Inc.
2,900	4.000%—08/15/2028[1]	2,576
	Lithia Motors Inc.
2,956	3.875%—06/01/2029[1]	2,563
	Lowe's Cos. Inc.
2,113	5.625%—04/15/2053	2,127
	Macy's Retail Holdings LLC
3,612	5.875%—03/15/2030[1]	3,211
		10,477
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
	Entegris Escrow Corp.
3,210	5.950%—06/15/2030[1]	3,055
TRADING COMPANIES & DISTRIBUTORS—1.0%
	Aircastle Ltd.
6,200	2.850%—01/26/2028[1]	5,412
	Aviation Capital Group LLC
5,300	4.125%—08/01/2025[1]	5,067
		10,479
WIRELESS TELECOMMUNICATION SERVICES—0.5%
	American Tower Corp.
1,118	3.650%—03/15/2027	1,070
	Crown Castle International Corp.
4,000	3.700%—06/15/2026	3,869
		4,939
TOTAL CORPORATE BONDS & NOTES
(Cost $317,161)		292,513

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
MORTGAGE PASS-THROUGH—25.4%
Principal Amount		Value
	Federal Home Loan Mortgage Corp.
$30,884	2.500%—07/01/2050-05/01/2052	$26,898
22,422	3.000%—12/15/2027-01/01/2050	12,422
230	3.500%—01/01/2026-02/01/2035	223
13,012	4.000%—03/01/2025-11/01/2048	12,720
5	4.284% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250) 08/01/2035[3]	5
—	4.342% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.253) 06/01/2024[3]	—
153	4.500%—12/01/2040-09/01/2041	153
419	5.500%—02/01/2038-07/01/2038	436
1,441	6.000%—01/01/2029-05/01/2040	1,499
		54,356
	Federal Home Loan Mortgage Corp. REMIC[8]
1,382	2.725% (1 Month USD LIBOR + 0.350) 08/15/2040[3]	1,343
1,360	2.914% (1 Month USD LIBOR + 0.350) 10/15/2040[3]	1,323
4,112	3.000%—05/15/2035	372
—	3.862% (1 Month USD LIBOR + 0.450) 11/15/2030[3]	—
4,335	4.000%—10/15/2042	724
		3,762
	Federal Home Loan Mortgage Corp. Structured Pass Through Certificates
	Series T-63 Cl. 1A1
45	2.304% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200) 02/25/2045[3]	44
	Series E3 Cl. A
10	3.814%—08/15/2032[3]	10
		54
	Federal National Mortgage Association
35,174	2.500%—06/01/2050-04/01/2052	30,702
29,621	3.000%—11/01/2025-12/01/2050	27,014
95	3.449% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400) 10/01/2040[3]	93
32,814	3.500%—12/01/2025-01/01/2051	20,930
197	3.764% (12 Month USD LIBOR + 1.715) 06/01/2035[3]	201
18	3.820% (12 Month USD LIBOR + 1.695) 05/01/2035[3]	18
249	3.943% (12 Month USD LIBOR + 1.693) 08/01/2035[3]	245
41,490	4.000%—02/01/2024-07/01/2051	40,599
29,003	4.500%—05/01/2023-12/01/2050	28,884
1,015	5.000%—10/01/2031-06/01/2044	1,027
10,240	5.500%—01/01/2025-09/01/2041	10,599
3,222	6.000%—07/01/2023-06/01/2040	3,339
		163,651
	Federal National Mortgage Association REMIC[8]
11,003	0.369%—09/25/2057[3]	457
23	2.869%—05/25/2035[3]	23
1,667	2.874% (1 Month USD LIBOR + 0.310) 06/25/2055[3]	1,624
4,892	3.500%—10/25/2041	4,654
7,154	4.000%—07/25/2050	1,406
94	4.867%—12/25/2042[3]	91
10,465	5.000%—04/25/2033-05/25/2045	2,210
2,289	6.000%—07/25/2041	386
		10,851
	Government National Mortgage Association
588	3.000%—11/15/2049	542
4,518	3.111%—07/20/2037[3]	215
3,690	3.211%—07/20/2037[3]	312
8,719	4.000%—03/20/2041-03/15/2050	4,716
23,450	5.000%—08/15/2033-06/15/2050	19,711
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$758	5.500%—02/20/2039	$144
353	6.000%—10/20/2038	50
		25,690
	Government National Mortgage Association II
1	2.000% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 10/20/2025[3]	1
122	2.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 09/20/2023-02/20/2032[3]	121
32	2.750% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 10/20/2025-11/20/2029[3]	31
5	2.875% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 05/20/2024[3]	5
6	3.000% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 07/20/2024-09/20/2024[3]	6
1,233	4.500%—02/20/2049	1,224
49	5.000%—01/20/2049	49
		1,437
TOTAL MORTGAGE PASS-THROUGH
(Cost $281,509)		259,801

MUNICIPAL BONDS—0.6%
	New York State Dormitory Authority
2,845	3.399%—03/15/2032	2,623
	New York State Urban Development Corp.
3,900	1.496%—03/15/2027	3,528
TOTAL MUNICIPAL BONDS
(Cost $6,745)		6,151

U.S. GOVERNMENT OBLIGATIONS—21.9%
	Small Business Administration Participation Certificates
	Series 2003-20I Cl. 1
2	5.130%—09/01/2023	2
	Series 2009-20A Cl. 1
635	5.720%—01/01/2029	632
	Series 2008-20H Cl. 1
964	6.020%—08/01/2028	949
		1,583
	U.S. Treasury Bonds
2,619	1.375%—08/15/2050	1,577
74,081	1.750%—08/15/2041	53,921
34,359	2.000%—08/15/2051	24,199
9,447	2.250%—02/15/2052	7,053
7,730	2.375%—02/15/2042	6,241
10,665	3.000%—08/15/2052	9,372
1,006	3.250%—08/31/2024	990
17,205	3.375%—08/15/2042	16,208
57,392	3.500%—01/31/2028	57,334
1,831	3.875%—01/15/2026	1,834
6,070	4.125%—01/31/2025	6,061
		184,790

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	U.S. Treasury Notes
$39,490	2.750%—08/15/2032	$37,383
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $248,403)		223,756
TOTAL INVESTMENTS—99.1%
(Cost $1,109,790)		1,011,874
CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		9,073
TOTAL NET ASSETS—100.0%		$1,020,947

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2023, the aggregate value of these securities was $256,942 or 25% of net assets.

2	CLO after the name of a security stands for Collateralized Loan Obligation.
3
Variable or floating rate security; the stated rate represents the rate in effect as of April 30, 2023. The variable rate for such securities may be based on the indicated
reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

4	Step coupon security; the stated rate represents the rate in effect as of April 30, 2023.
5	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
6	MTN after the name of a security stands for Medium Term Note.
7	Zero coupon bond
8	REMICs are collateralized mortgage obligations which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
The accompanying notes are an integral part of the Financial Statements.

Harbor Disruptive Innovation Fund
Portfolio of Investments—April 30, 2023 (Unaudited)

Adviser: Harbor Capital Advisors, Inc.

Sector Allocation (% of investments)

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—99.8%
Shares		Value
AUTOMOBILES—1.2%
6,004	Tesla Inc.*	$986
BIOTECHNOLOGY—11.5%
5,434	89bio Inc.*	87
32,035	Alkermes plc (Ireland)*	915
51,339	Allogene Therapeutics Inc.*	279
3,668	Apellis Pharmaceuticals Inc.*	306
15,262	Arrowhead Pharmaceuticals Inc.*	540
10,267	Ascendis Pharma AS ADR (Denmark)*,1	718
216,283	Autolus Therapeutics plc ADR (United Kingdom)*,1	391
22,211	Avidity Biosciences Inc.*	275
18,613	Bicycle Therapeutics plc ADR (United Kingdom)*,1	368
51,869	C4 Therapeutics Inc.*	157
10,727	Fate Therapeutics Inc.*	65
110,247	Freeline Therapeutics Holdings plc ADR (United Kingdom)*,1	37
9,767	Intellia Therapeutics Inc.*	369
49,829	Iovance Biotherapeutics Inc.*	281
6,190	Krystal Biotech Inc.*	520
11,034	Kymera Therapeutics Inc.*	348
148,102	Magenta Therapeutics Inc.*	116
98,498	Precision BioSciences Inc.*	83
1,748	Prometheus Biosciences Inc.*	339
23,634	REGENXBIO Inc.*	458
32,711	Repare Therapeutics Inc. (Canada)*	293
22,792	Replimune Group Inc.*	381
47,977	Rocket Pharmaceuticals Inc.*	860
2,451	Sarepta Therapeutics Inc.*	301
257,020	Synlogic Inc.*	136
65,825	TCR² Therapeutics Inc.*	116
19,143	UniQure NV (Netherlands)*	372
		9,111
BROADLINE RETAIL—7.7%
33,497	Amazon.com Inc.*	3,532
2,048	MercadoLibre Inc. (Brazil)*	2,617
		6,149
CONSUMER STAPLES DISTRIBUTION—1.0%
125,806	Dada Nexus Ltd. ADR (China)*,1	762
COMMON STOCKS—Continued
Shares		Value
CONTAINERS & PACKAGING—2.0%
30,409	Ball Corp.	$1,617
ELECTRIC UTILITIES—2.1%
21,802	NextEra Energy Inc.	1,671
ENTERTAINMENT—0.7%
7,092	Sea Ltd. ADR (Singapore)*,1	540
FINANCIAL SERVICES—6.8%
1,402	Adyen NV (Netherlands)*,2	2,253
22,767	Block Inc.*	1,384
10,931	Fiserv Inc.*	1,335
23,879	Toast Inc.*	434
		5,406
HEALTH CARE EQUIPMENT & SUPPLIES—4.6%
11,845	Dexcom Inc.*	1,437
874	IDEXX Laboratories Inc.*	430
1,080	Inspire Medical Systems Inc.*	289
1,920	Insulet Corp.*	611
5,140	Lantheus Holdings Inc.*	439
1,114	The Cooper Companies Inc.	425
		3,631
HEALTH CARE PROVIDERS & SERVICES—0.9%
160,085	Invitae Corp.*	218
1,028	UnitedHealth Group Inc.	506
		724
HOTELS, RESTAURANTS & LEISURE—4.7%
7,263	Airbnb Inc.*	869
550	Chipotle Mexican Grill Inc.*	1,137
981,180	Deliveroo plc (United Kingdom)*,2	1,350
6,268	DoorDash Inc.*	384
		3,740
INSURANCE—1.1%
6,309	The Progressive Corp.	861
INTERACTIVE MEDIA & SERVICES—1.8%
13,558	Alphabet Inc. Class A*	1,455

Harbor Disruptive Innovation Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—5.6%
16,984	Cloudflare Inc.*	$799
2,725	MongoDB Inc.*	654
19,289	Okta Inc.*	1,322
11,803	Shopify Inc. (Canada)*	572
7,289	Snowflake Inc.*	1,079
		4,426
LEISURE PRODUCTS—0.8%
69,349	Peloton Interactive Inc.*	616
LIFE SCIENCES TOOLS & SERVICES—5.1%
1,046	Bio-Rad Laboratories Inc.*	472
5,575	Danaher Corp.	1,321
5,913	ICON plc (Ireland)*	1,139
926	Lonza Group AG (Switzerland)	577
932	Thermo Fisher Scientific Inc.	517
		4,026
MACHINERY—0.6%
3,558	Chart Industries Inc.*	474
PHARMACEUTICALS—1.7%
12,803	Arvinas Inc.*	336
7,579	Catalent Inc.*	380
1,577	Eli Lilly & Co.	624
		1,340
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—12.2%
6,530	Advanced Micro Devices Inc.*	583
6,719	Applied Materials Inc.	760
1,907	ASML Holding NV (Netherlands)	1,210
4,286	Lam Research Corp.	2,246
25,941	Microchip Technology Inc.	1,893
3,451	NVIDIA Corp.	958
9,427	Texas Instruments Inc.	1,576
11,078	Wolfspeed Inc.*	516
		9,742
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—24.5%
309,728	Agora Inc. ADR (China)*,1	$1,038
9,341	Atlassian Corp. plc*	1,379
9,684	Cadence Design Systems Inc.*	2,028
6,262	Datadog Inc. Class A*	422
9,015	Dynatrace Inc.*	381
13,866	Fortinet Inc.*	874
2,177	HubSpot Inc.*	917
10,219	Microsoft Corp.	3,140
3,102	Palo Alto Networks Inc.*	566
6,685	Salesforce.com Inc.*	1,326
62,627	Samsara Inc.*	1,131
4,993	ServiceNow Inc.*	2,294
16,420	Smartsheet Inc.*	671
6,669	Splunk Inc.*	575
14,829	Workday Inc.*	2,760
		19,502
SPECIALTY RETAIL—1.2%
236,459	Farfetch Ltd. (United Kingdom)*	953
WIRELESS TELECOMMUNICATION SERVICES—2.0%
11,261	T-Mobile US Inc.*	1,620
TOTAL COMMON STOCKS
(Cost $86,618)		79,352
TOTAL INVESTMENTS—99.8%
(Cost $86,618)		79,352
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		151
TOTAL NET ASSETS—100.0%		$79,503

FAIR VALUE MEASUREMENTS
As of April 30, 2023, the investments in Adyen NV, ASML Holding NV, Deliveroo plc, and Lonza Group AG (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2023, the aggregate value of these securities was $3,603 or 5% of net assets.

The accompanying notes are an integral part of the Financial Statements.

Harbor Diversified International All Cap Fund
Portfolio of Investments—April 30, 2023 (Unaudited)

Subadvisor: Marathon Asset Management Limited

REGION BREAKDOWN (% of investments)
(Excludes short-term investments and derivatives)

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2023, there was no foreign currency denomination that comprised more than 25% of the Fund’s net assets.

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—97.6%
Shares		Value
AEROSPACE & DEFENSE—1.2%
18,020	Airbus SE (France)	$2,523
332,518	BAE Systems plc (United Kingdom)	4,236
105,778	Melrose Industries plc (United Kingdom)	545
1,541,012	Rolls-Royce Holdings plc (United Kingdom)*	2,952
11,143	Thales SA (France)	1,701
		11,957
AIR FREIGHT & LOGISTICS—0.1%
213,073	National Express Group plc (United Kingdom)*	326
24,037	Oesterreichische Post AG (Austria)	926
		1,252
AIRLINES—1.0%
157,000	Air Canada (Canada)*	2,197
57,207	Copa Holdings SA (Panama)	5,167
COMMON STOCKS—Continued
Shares		Value
AIRLINES—Continued
253,817	EasyJet plc (United Kingdom)*	$1,592
313,568	Qantas Airways Ltd. (Australia)*	1,383
		10,339
AUTO COMPONENTS—0.7%
93,900	Bridgestone Corp. (Japan)	3,771
104,008	Dowlais Group plc (United Kingdom)*	173
238,097	Gestamp Automocion SA (Spain)[1]	1,031
309,156	Johnson Electric Holdings Ltd. (Hong Kong)	346
31,991	Magna International Inc. (Canada)	1,668
		6,989
AUTOMOBILES—0.4%
32,587	Bayerische Motoren Werke AG (Germany)	3,653

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
BANKS—11.2%
152,780	Australia & New Zealand Banking Group Ltd (Australia)	$2,481
609,208	Bank of Ireland Group plc (Ireland)*	6,301
60,932	Bank of Nova Scotia (Canada)[2]	3,041
3,534,142	Barclays plc (United Kingdom)	7,119
113,027	BNP Paribas SA (France)*	7,303
1,036,315	CaixaBank SA (Spain)	3,836
53,213	Capitec Bank Holdings Ltd. (South Africa)	4,638
52,384	Close Brothers Group plc (United Kingdom)	599
16,067	Danske Bank AS (Denmark)*	340
151,547	DBS Group Holdings Ltd. (Singapore)*	3,745
89,678	DNB Bank ASA (Norway)[2]	1,577
52,500	Fukuoka Financial Group Inc. (Japan)	989
943,600	Grupo Financiero Banorte SAB de CV (Mexico)*	8,178
189,711	HDFC Bank Ltd. ADR (India)[3]	13,242
131,162	HSBC Holdings plc (Hong Kong)	941
64,492	Intesa Sanpaolo SpA (Italy)*	170
9,814,578	Lloyds Banking Group plc (United Kingdom)	5,962
18,324,400	PT Bank Central Asia TBK (Indonesia)	11,340
1,157,600	Resona Holdings Inc. (Japan)	5,769
194,641	Shinhan Financial Group Co. Ltd. (South Korea)*	5,096
360,018	Standard Chartered plc (United Kingdom)	2,852
31,800	Sumitomo Mitsui Financial Group Inc. (Japan)	1,300
119,700	Sumitomo Mitsui Trust Holdings Inc. (Japan)	4,315
293,174	Svenska Handelsbanken AB (Sweden)	2,592
358,863	UniCredit SpA (Italy)	7,111
84,782	United Overseas Bank Ltd. (Singapore)	1,801
		112,638
BEVERAGES—3.1%
28,576	Anheuser-Busch InBev SA NV (Belgium)	1,858
428,400	Arca Continental SAB de CV (Mexico)	4,092
50,700	Asahi Group Holdings Ltd. (Japan)	1,959
16,293	Carlsberg AS (Denmark)	2,696
32,454	Coca-Cola Europacific Partners plc (United States)	2,092
130,944	Davide Campari-Milano NV (Italy)	1,688
105,151	Diageo plc (United Kingdom)	4,796
43,182	Heineken NV (Netherlands)	4,958
428,100	Kirin Holdings Co. Ltd. (Japan)	6,955
1,949	Pernod Ricard SA (France)	450
		31,544
BIOTECHNOLOGY—0.5%
22,940	CSL Ltd. (Australia)	4,580
BUILDING PRODUCTS—1.1%
209,547	Assa Abloy AB Class B (Sweden)[2]	4,993
299,619	Fletcher Building Ltd. (New Zealand)	835
7,273	Geberit AG (Switzerland)	4,142
157,165	GWA Group Ltd. (Australia)	184
26,500	LIXIL Group Corp. (Japan)	417
		10,571
CAPITAL MARKETS—2.1%
301,260	3i Group plc (United Kingdom)	6,703
49,781	Brookfield Asset Management A (Canada)	1,669
199,122	Brookfield Corp. (Canada)	6,461
134,085	IG Group Holdings plc (United Kingdom)	1,238
451,206	Jupiter Fund Management plc (United Kingdom)	738
565,200	Nomura Holdings Inc. (Japan)	2,026
28,206	Rathbone Brothers plc (United Kingdom)	694
125,173	St. James's Place plc (United Kingdom)	1,903
		21,432
COMMON STOCKS—Continued
Shares		Value
CHEMICALS—0.8%
195,200	Air Water Inc. (Japan)	$2,467
61,973	BASF SE (Germany)	3,206
33,600	Nissan Chemical Corp. (Japan)	1,493
27,100	Sumitomo Bakelite Co. Ltd. (Japan)	1,036
		8,202
COMMERCIAL SERVICES & SUPPLIES—1.2%
12,000	AEON Delight Co. Ltd. (Japan)	266
11,351	Befesa SA (Germany)[1]	511
121,338	Brambles Ltd. (Australia)	1,149
808,419	Cleanaway Waste Management Ltd. (Australia)	1,302
37,300	Daiei Kankyo Co. Ltd. (Japan)*	506
33,860	Elis SA (France)	672
74,820	Ritchie Bros Auctioneers Inc. (Canada)[2]	4,281
16,100	SECOM Co. Ltd. (Japan)	1,031
1,119,646	Serco Group plc (United Kingdom)	2,142
		11,860
CONSTRUCTION & ENGINEERING—1.1%
17,053	Ferrovial SA (Spain)	535
192,700	Infroneer Holdings Inc. (Japan)	1,522
380,100	Obayashi Corp. (Japan)	3,169
267,900	Penta-Ocean Construction Co. Ltd. (Japan)	1,302
167,805	SNC-Lavalin Group Inc. (Canada)	3,864
5,855	Taisei Corp. (Japan)	199
		10,591
CONSTRUCTION MATERIALS—1.1%
160,900	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (China)	690
20,032	CRH plc (Ireland)	967
55,073	Holcim Ltd. (Switzerland)*	3,639
5,752	Imerys SA (France)	236
23,762	James Hardie Industries PLC CDI (Australia)*3	530
141,800	Taiheiyo Cement Corp. (Japan)	2,543
8,516	Vicat SA (France)	248
77,904	Wienerberger AG (Austria)	2,347
		11,200
CONSUMER FINANCE—0.2%
322,755	International Personal Finance plc (United Kingdom)	399
83,400	Marui Group Co. Ltd. (Japan)	1,329
388,582	Non-Standard Finance plc (United Kingdom)*,1	3
228,305	Provident Financial plc (United Kingdom)	646
		2,377
CONSUMER STAPLES DISTRIBUTION—0.2%
83,484	HelloFresh SE (Germany)*	2,242
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.6%
120,369	Alimentation Couche-Tard Inc. (Canada)	6,008
CONTAINERS & PACKAGING—0.4%
577,478	DS Smith plc (United Kingdom)	2,255
152,800	Toyo Seikan Group Holdings Ltd. (Japan)	2,158
		4,413
DISTRIBUTORS—0.2%
239,357	Inchcape plc (United Kingdom)	2,437
DIVERSIFIED FINANCIAL SERVICES—1.5%
785,443	AMP Ltd. (Australia)*	594
2,827,800	B3 Brasil Bolsa Balcao SA (Brazil)*	6,622

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
677,802	Chailease Holding Co. Ltd. (Taiwan)	$4,936
98,896	Challenger Ltd. (Australia)	398
21,058	Macquarie Group Ltd. (Australia)	2,569
		15,119
DIVERSIFIED TELECOMMUNICATION SERVICES—1.5%
44,026	BCE Inc. (Canada)	2,116
47,251	Deutsche Telekom AG (Germany)	1,139
714,165	Koninklijke KPN NV (Netherlands)	2,605
274,800	Nippon Telegraph & Telephone Corp. (Japan)	8,385
285,461	Telstra Corp. Ltd. (Australia)	828
		15,073
ELECTRIC UTILITIES—0.2%
22,711	Orsted AS (Denmark)[1]	2,038
ELECTRICAL EQUIPMENT—2.8%
115,905	ABB Ltd. (Switzerland)	4,181
3,635	Accelleron Industries AG (Switzerland)*	90
232,208	Havells India Ltd. (India)*	3,498
51,371	Legrand SA (France)	4,862
235,800	Mitsubishi Electric Corp. (Japan)	2,924
27,389	Schneider Electric SE (France)	4,776
270,212	Vestas Wind Systems AS (Denmark)*	7,477
		27,808
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.1%
653,315	Delta Electronics Inc. (Taiwan)	6,400
22,200	Kyocera Corp. (Japan)	1,165
11,900	Omron Corp. (Japan)	698
60,000	TDK Corp. (Japan)	2,063
33,700	Topcon Corp. (Japan)	480
		10,806
ENERGY EQUIPMENT & SERVICES—0.1%
271,117	John Wood Group plc (United Kingdom)*	769
113,028	Petrofac Ltd. (United Kingdom)*	102
27,814	Technip Energies NV (France)	617
		1,488
ENTERTAINMENT—0.2%
24,055	CTS Eventim AG & Co. KGaA (Germany)	1,585
54,668	Modern Times Group MTG AB Class B (Sweden)*	439
		2,024
FINANCIAL SERVICES—0.4%
68,643	Edenred (France)	4,460
FOOD & STAPLES RETAILING—2.5%
269,788	Bid Corp. Ltd. (South Africa)	6,146
252,675	Clicks Group Ltd. (South Africa)	3,689
103,706	Koninklijke Ahold Delhaize NV (Netherlands)	3,566
71,649	Loblaw Cos. Ltd. (Canada)	6,739
17,800	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	953
279,974	Metcash Ltd. (Australia)	726
35,600	Seven & I Holdings Co. Ltd. (Japan)	1,613
466,255	Tesco plc (United Kingdom)	1,649
140,921	X5 Retail Group NV GDR (Russia)*	—[x]
		25,081
FOOD PRODUCTS—1.1%
828,000	China Mengniu Dairy Co. Ltd. (China)*	3,342
710,000	First Pacific Co. Ltd. (Hong Kong)	238
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
57,600	Megmilk Snow Brand Co. Ltd. (Japan)	$827
52,600	NH Foods Ltd. (Japan)	1,535
52,300	Toyo Suisan Kaisha Ltd. (Japan)	2,335
27,302	Viscofan SA (Spain)	1,871
9,600	Yakult Honsha Co. Ltd. (Japan)	722
		10,870
GROUND TRANSPORTATION—1.3%
80,427	Canadian Pacific Kansas City (Canada)	6,340
574,454	Localiza Rent A Car Ltd. (Brazil)*	6,681
		13,021
HEALTH CARE EQUIPMENT & SUPPLIES—2.4%
41,756	Coloplast AS Class B (Denmark)	6,016
1,085,293	ConvaTec Group plc (United Kingdom)[1]	3,000
76,743	Demant AS (Denmark)*	3,289
27,172	EssilorLuxottica SA (France)	5,380
52,594	Getinge AB Class B (Sweden)	1,335
67,583	Koninklijke Philips NV (Netherlands)*	1,427
41,193	Smith & Nephew plc (United Kingdom)	678
7,715	Sonova Holding AG (Switzerland)	2,447
		23,572
HEALTH CARE PROVIDERS & SERVICES—0.8%
62,136	Amplifon SpA (Italy)	2,281
76,392	Fresenius Medical Care AG & Co. KGaA (Germany)	3,707
97,400	MediPAL Holdings Corp. (Japan)	1,488
42,300	Ship Healthcare Holdings Inc. (Japan)	746
		8,222
HOTELS, RESTAURANTS & LEISURE—3.1%
50,344	Aristocrat Leisure Ltd. (Australia)	1,273
40,401	Carnival plc (United Kingdom)*	334
271,688	Compass Group plc (United Kingdom)	7,167
258,158	Entain plc (United Kingdom)*	4,704
42,686	Flutter Entertainment plc (Ireland)*	8,529
287,000	Galaxy Entertainment Group Ltd. (Hong Kong)*	2,043
13,563	InterContinental Hotels Group plc (United Kingdom)	933
73,978	Playtech plc (United Kingdom)*	537
1,182,276	SSP Group plc (United Kingdom)*	3,830
231,851	TUI AG (Germany)*	1,483
		30,833
HOUSEHOLD DURABLES—1.3%
92,367	Barratt Developments plc (United Kingdom)	581
55,476	GN Store Nord AS (Denmark)*	1,481
879,400	Midea Group Co. Ltd. (China)	7,218
62,700	Sekisui Chemical Co. Ltd. (Japan)	892
22,000	Sony Group Corp. (Japan)	1,991
673,004	Taylor Wimpey plc (United Kingdom)	1,086
		13,249
HOUSEHOLD PRODUCTS—0.5%
59,367	Reckitt Benckiser Group plc (United Kingdom)	4,797
INDUSTRIAL CONGLOMERATES—1.2%
214,500	CK Hutchison Holdings Ltd. (Hong Kong)	1,434
31,848	DCC plc (United Kingdom)	1,981
99,900	Hitachi Ltd. (Japan)	5,526
46,000	Jardine Matheson Holdings Ltd. (Hong Kong)	2,224
156,100	Nisshinbo Holdings Inc. (Japan)	1,202
		12,367

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INSURANCE—6.3%
76,354	Admiral Group plc (United Kingdom)	$2,219
1,765,600	AIA Group Ltd. (Hong Kong)	19,222
160,844	AXA SA (France)	5,250
218,900	Dai-ichi Life Holdings Inc. (Japan)	4,072
17,580	Fairfax Financial Holdings Ltd. (Canada)	12,285
71,800	Great Eastern Holdings Ltd. (Singapore)	918
5,889	Hannover Rueck SE (Germany)	1,258
4,472	Helvetia Holding AG (Switzerland)	669
74,250	Hiscox Ltd. (United Kingdom)	1,105
186,600	Japan Post Holdings Co. Ltd. (Japan)	1,536
19,350	Prudential plc (Hong Kong)	292
155,369	Prudential plc. (United Kingdom)	2,377
316,764	QBE Insurance Group Ltd. (Australia)	3,239
98,603	Sampo OYJ (Finland)	5,001
196,500	Tokio Marine Holdings Inc. (Japan)	3,951
		63,394
INTERACTIVE MEDIA & SERVICES—1.2%
233,184	Auto Trader Group plc (United Kingdom)[1]	1,865
36,022	Baidu Inc. ADR (China)*,3	4,345
58,156	Carsales.com Ltd. (Australia)	922
678,352	Rightmove plc (United Kingdom)	4,910
		12,042
INTERNET & DIRECT MARKETING RETAIL—1.8%
11,534	Just Eat Takeaway.com NV (Netherlands)*,1	202
53,247	Naspers Ltd. (South Africa)	9,492
360,155	Vipshop Holdings Ltd. ADR (China)*,3	5,654
39,189	Zalando SE (Germany)*,1	1,612
61,800	ZOZO Inc. (Japan)	1,301
		18,261
IT SERVICES—2.3%
13,901	ALTEN SA (France)	2,363
299,985	Infosys Ltd. ADR (India)[3]	4,662
83,400	NEC Corp. (Japan)	3,207
49,100	NET One Systems Co. Ltd. (Japan)*	1,158
38,700	NS Solutions Corp. (Japan)	1,053
58,500	NTT Data Corp. (Japan)	795
5,800	Reply SpA (Italy)	676
99,400	SCSK Corp. (Japan)	1,501
52,676	Softcat plc (United Kingdom)	887
172,964	Tata Consultancy Services Ltd. (India)	6,829
		23,131
LEISURE PRODUCTS—0.7%
12,416	Mips AB (Sweden)	671
125,000	Sega Sammy Holdings Inc. (Japan)	2,337
128,466	Spin Master Corp. (Canada)[1]	3,655
		6,663
LIFE SCIENCES TOOLS & SERVICES—0.4%
38,262	Eurofins Scientific SE (France)	2,673
7,884	Gerresheimer AG (Germany)	859
		3,532
MACHINERY—4.0%
31,260	ALFA Laval AB (Sweden)	1,147
21,218	Andritz AG (Austria)	1,378
342,552	CNH Industrial NV (Italy)	4,820
71,300	Daifuku Co. Ltd. (Japan)	1,314
123,642	Fluidra SA (Spain)	2,118
15,128	GEA Group AG (Germany)	711
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
70,285	Iveco Group NV (Italy)*	$632
26,900	Komatsu Ltd. (Japan)	669
69,800	Kubota Corp. (Japan)	1,058
88,600	Mitsubishi Heavy Industries Ltd. (Japan)	3,360
34,600	Miura Co. Ltd. (Japan)	922
101,600	NSK Ltd. (Japan)	574
127,394	Rotork plc (United Kingdom)	525
126,739	Sandvik AB (Sweden)[2]	2,582
1,328,800	Sany Heavy Industry Co. Ltd. (China)	3,170
27,037	Stabilus SA (Germany)	1,767
542,500	Techtronic Industries Co. Ltd. (Hong Kong)	5,869
27,800	Toyota Industries Corp. (Japan)	1,616
94,295	Wartsila OYJ ABP (Finland)	1,093
3,031,000	Weichai Power Co. Ltd. (China)	4,480
		39,805
MARINE—0.1%
207,747	Irish Continental Group plc (Ireland)	1,072
14,800	Kawasaki Kisen Kaisha Ltd. (Japan)	352
		1,424
MEDIA—1.6%
193,200	Fuji Media Holdings Inc. (Japan)	1,811
91,906	Future plc (United Kingdom)	1,304
78,400	Hakuhodo DY Holdings Inc. (Japan)	924
104,893	Informa plc (United Kingdom)	954
2,084,163	ITV plc (United Kingdom)	2,121
78,796	JCDecaux SA (France)*	1,744
130,820	Nippon Television Holdings Inc. (Japan)	1,177
23,388	Schibsted ASA Class A (Norway)	415
10,497	Schibsted ASA Class B (Norway)	170
86,200	TBS Holdings Inc. (Japan)	1,300
45,453	Viaplay Group (Sweden)*	1,162
218,153	WPP plc (United Kingdom)	2,542
		15,624
METALS & MINING—5.9%
114,931	Acerinox SA (Spain)*	1,242
379,615	African Rainbow Minerals Ltd. (South Africa)	4,769
27,825	Alleima AB (Sweden)*	143
152,107	ArcelorMittal SA (France)	4,321
314,106	Barrick Gold Corp. (Canada)	5,972
184,312	BHP Group Ltd. (Australia)	5,470
92,997	BlueScope Steel Ltd. (Australia)	1,236
36,100	Dowa Holdings Co. Ltd. (Japan)	1,179
360,832	Evolution Mining Ltd. (Australia)	851
176,584	First Quantum Minerals Ltd. (Canada)	4,291
27,687	Franco-Nevada Corp. (Canada)	4,201
1,220,113	Glencore plc (United Kingdom)*	7,202
84,464	Newcrest Mining Ltd. (Australia)	1,613
67,739	Rio Tinto plc (United Kingdom)	4,306
320,373	Severstal PJSC GDR (Russia)*	—[x]
125,172	Southern Copper Corp. (Peru)	9,617
60,300	Sumitomo Metal Mining Co. Ltd. (Japan)	2,226
		58,639
OIL, GAS & CONSUMABLE FUELS—4.3%
773,610	Beach Energy Ltd. (Australia)	762
2,451,062	BP plc (United Kingdom)	16,444
149,259	Canadian Natural Resources Ltd. (Canada)	9,095
234,173	Equinor ASA (Norway)[2]	6,742
209,600	INPEX Corp. (Japan)	2,294
244,051	PrairieSky Royalty Ltd. (Canada)	3,851

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
535,966	Santos Ltd. (Australia)	$2,539
74,789	Woodside Energy Group Ltd. (Australia)	1,697
		43,424
PAPER & FOREST PRODUCTS—0.2%
501,100	Oji Holdings Corp. (Japan)	1,969
PERSONAL PRODUCTS—1.3%
531,971	Dabur India Ltd. (India)	3,473
281,459	L'Occitane International SA (Hong Kong)	716
578,909	Marico Ltd. (India)*	3,530
98,815	Unilever plc (United Kingdom)	5,502
		13,221
PHARMACEUTICALS—3.0%
103,383	Novo Nordisk AS (Denmark)	17,198
34,875	Roche Holding AG (Switzerland)	10,921
14,800	Sawai Group Holdings Co. Ltd. (Japan)	428
64,900	Tsumura & Co. (Japan)	1,317
		29,864
PROFESSIONAL SERVICES—2.6%
51,942	Adecco Group AG (Switzerland)*	1,787
138,843	ALS Ltd. (Australia)	1,212
1,863,282	Capita plc (United Kingdom)*	814
101,560	Experian plc (United Kingdom)	3,596
1,657,534	Hays plc (United Kingdom)	2,378
92,006	Intertek Group plc (United Kingdom)	4,813
98,366	IPH Ltd. (Australia)	532
44,100	Nomura Co. Ltd. (Japan)	305
120,711	PageGroup plc (United Kingdom)*	689
40,100	Persol Holdings Co. Ltd. (Japan)	827
12,623	Randstad NV (Netherlands)	686
160,426	RELX plc (United Kingdom)	5,345
155,762	RWS Holdings plc (United Kingdom)	500
22,900	TechnoPro Holdings Inc. (Japan)	625
7,519	Teleperformance (France)	1,503
		25,612
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
163,700	Daiwa House Industry Co. Ltd. (Japan)	4,172
46,176	Singapore Land Group Ltd (Singapore)	76
209,500	Swire Pacific Ltd. (Hong Kong)	1,663
		5,911
ROAD & RAIL—0.2%
27,300	East Japan Railway Co. (Japan)	1,562
106,800	Senko Group Holdings Co. Ltd. (Japan)	763
		2,325
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.9%
72,600	ASM Pacific Technology Ltd. (Hong Kong)	571
16,054	ASML Holding NV (Netherlands)	10,188
142,000	MediaTek Inc. (Taiwan)*	3,088
195,900	Renesas Electronics Corp. (Japan)*	2,553
3,400	ROHM Co. Ltd. (Japan)	256
760,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	12,445
		29,101
SOFTWARE—1.0%
4,083	Constellation Software Inc. (Canada)	7,992
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
12,250	Lumine Group Inc. (Canada)*	$165
21,100	Oracle Corp. (Japan)	1,514
		9,671
SPECIALTY RETAIL—1.1%
21,300	ABC-Mart Inc. (Japan)	1,210
1,384,700	Esprit Holdings Ltd. (Hong Kong)*	113
256,839	Pets at Home Group plc (United Kingdom)	1,246
63,000	USS Co. Ltd. (Japan)	1,059
106,659	WH Smith plc (United Kingdom)	2,116
1,136,500	Zhongsheng Group Holdings Ltd (China)	4,855
		10,599
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.6%
513,000	Advantech Co. Ltd. (Taiwan)	6,211
20,869	Logitech International SA (Switzerland)	1,235
18,704	Quadient SA (France)	372
157,811	Samsung Electronics Co Ltd. (South Korea)	7,765
		15,583
TEXTILES, APPAREL & LUXURY GOODS—2.1%
17,893	Adidas AG (Germany)	3,151
41,541	Cie Financiere Richemont SA (Switzerland)	6,867
56,177	Gildan Activewear Inc. (Canada)	1,829
463,500	Li Ning Co. Ltd. (China)	3,315
303,600	Samsonite International SA (Hong Kong)*,1	962
443,600	Shenzhou International Group Holdings Ltd. (China)	4,261
436,570	Stella International Holdings Ltd. (Hong Kong)	454
		20,839
THRIFTS & MORTGAGE FINANCE—0.3%
74,355	Housing Development Finance Corp. Ltd. (India)	2,528
TRADING COMPANIES & DISTRIBUTORS—1.7%
442,800	BOC Aviation Ltd. (China)[1]	3,510
49,629	Brenntag SE (Germany)	4,045
106,286	Bunzl plc (United Kingdom)	4,231
104,587	Finning International Inc. (Canada)	2,710
65,100	ITOCHU Corp. (Japan)	2,160
29,891	Rexel SA (France)*	692
		17,348
TRANSPORTATION INFRASTRUCTURE—0.9%
86,479	Getlink SE (France)	1,616
326,634	Grupo Aeroportuario del Pacifico SAB de CV Class B (Mexico)	5,808
52,400	Mitsubishi Logistics Corp. (Japan)	1,298
		8,722
WIRELESS TELECOMMUNICATION SERVICES—0.3%
30,200	KDDI Corp. (Japan)	943
35,984	Rogers Communications Inc. (Canada)	1,778
		2,721
TOTAL COMMON STOCKS
(Cost $875,568)		977,066

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
PREFERRED STOCKS—0.3%
(Cost $2,967)
Shares		Value
AUTOMOBILES—0.3%
18,856	Volkswagen AG (Germany)	$2,575

SHORT-TERM INVESTMENTS—0.9%
(Cost $9,176)
Shares

9,176,318	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 4.840%)[4]	9,176
TOTAL INVESTMENTS—98.8%
(Cost $887,711)		988,817
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		12,198
TOTAL NET ASSETS—100.0%		$1,001,015

RIGHTS/WARRANTS
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Localiza Rent A Car SA Right	2,570	BRL 41.15	05/11/2023	$ —	$9

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2023 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Africa	$—	$28,734	$—	$28,734
Europe	173	428,567	—	428,740
Latin America	46,165	—	—	46,165
Middle East/Central Asia	17,904	19,858	—	37,762
North America	104,301	—	—	104,301
Pacific Basin	9,999	321,365	—	331,364
Preferred Stocks
Europe	—	2,575	—	2,575
Short-Term Investments
Investment Company-Securities Lending Investment Fund	9,176	—	—	9,176
Total Investments in Securities	$187,718	$801,099	$—	$988,817
Financial Derivative Instruments - Assets
Rights/Warrants	$9	$—	$—	$9
Total Investments	$187,727	$801,099	$—	$988,826
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2023.
Valuation Description	Beginning Balance as of 11/01/2022 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 04/30/2023 (000s)	Unrealized Gain/ Loss as of 04/30/2023 (000s)
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(11,174)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 04/30/2023 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PJSC GDR (Russia)*	$ —	Market Approach	Estimated Recovery Value	$ 0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	$ 0.00
$—

*	Non-income producing security
x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2023, the aggregate value of these securities was $18,389 or 2% of net assets.

2	All or a portion of this security was out on loan as of April 30, 2023.
3
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

4	Represents the investment of collateral received from securities lending activities
BRL	Brazilian Real
The accompanying notes are an integral part of the Financial Statements.

Harbor Global Leaders Fund
Portfolio of Investments—April 30, 2023 (Unaudited)

Subadvisor: Sands Capital Management, LLC

REGION BREAKDOWN (% of investments)

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2023, there was no foreign currency denomination that comprised more than 25% of the Fund’s net assets.

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—99.5%
Shares		Value
AEROSPACE & DEFENSE—5.1%
5,766	Axon Enterprise Inc. (United States)*	$1,215
2,879	TransDigm Group Inc. (United States)*	2,202
		3,417
AUTO COMPONENTS—2.1%
13,345	Aptiv plc (United States)*	1,373
BANKS—3.2%
30,139	HDFC Bank Ltd. ADR (India)[1]	2,104
BROADLINE RETAIL—1.4%
56,975	Coupang Inc. (South Korea)*	955
CAPITAL MARKETS—3.6%
168,497	Allfunds Group plc (Netherlands)	1,118
11,526	Intercontinental Exchange Inc. (United States)	1,255
		2,373
CHEMICALS—2.2%
5,246	Sika AG (Switzerland)	1,449
COMMERCIAL SERVICES & SUPPLIES—3.7%
308,650	Rentokil Initial plc (United Kingdom)	2,457
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.9%
41,130	Alimentation Couche-Tard Inc. (Canada)	2,053
12,570	Zur Rose Group AG (Switzerland)*	550
		2,603
DIVERSIFIED CONSUMER SERVICES—3.9%
142,733	Chegg Inc. (United States)*	2,566
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.9%
5,760	Keyence Corp. (Japan)	2,598
ENTERTAINMENT—4.1%
37,356	Liberty Media Corp. (United Kingdom)*	2,697
COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—6.7%
854	Adyen NV (Netherlands)*,2	$1,372
13,152	Visa Inc. (United States)	3,061
		4,433
HEALTH CARE EQUIPMENT & SUPPLIES—2.3%
7,982	Steris plc (United States)	1,505
HEALTH CARE PROVIDERS & SERVICES—1.6%
2,157	UnitedHealth Group Inc. (United States)	1,061
INSURANCE—4.3%
261,700	AIA Group Ltd. (Hong Kong)	2,849
IT SERVICES—6.4%
38,700	Cloudflare Inc. (United States)*	1,821
4,038	Globant SA (Argentina)*	633
37,501	Shopify Inc. (Canada)*	1,817
		4,271
LIFE SCIENCES TOOLS & SERVICES—7.3%
13,635	Bio-Techne Corp. (United States)	1,089
10,168	Iqvia Holdings Inc. (United States)*	1,914
2,966	Lonza Group AG (Switzerland)	1,850
		4,853
MEDIA—3.5%
6,352	Charter Communications Inc. (United States)*	2,342
PHARMACEUTICALS—2.3%
8,861	Zoetis Inc. (United States)	1,558
PROFESSIONAL SERVICES—5.1%
31,814	CoStar Group Inc. (United States)*	2,448
34,650	Recruit Holdings Co. Ltd. (Japan)	972
		3,420

Harbor Global Leaders Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.3%
24,147	Entegris Inc. (United States)	$1,809
10,326	Texas Instruments Inc. (United States)	1,727
		3,536
SOFTWARE—14.6%
1,538	Constellation Software Inc. (Canada)	3,011
6,650	Microsoft Corp. (United States)	2,043
6,656	Roper Technologies Inc. (United States)	3,027
3,600	ServiceNow Inc. (United States)*	1,654
		9,735
TRADING COMPANIES & DISTRIBUTORS—3.0%
70,500	Monotaro Co. Ltd. (Japan)	1,066
6,178	Siteone Landscape Supply Inc. (United States)*	913
		1,979
TOTAL COMMON STOCKS
(Cost $58,144)		66,134
TOTAL INVESTMENTS—99.5%
(Cost $58,144)		66,134
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		359
TOTAL NET ASSETS—100.0%		$66,493

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2023 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$2,697	$8,796	$—	$11,493
Latin America	633	—	—	633
Middle East/Central Asia	2,104	—	—	2,104
North America	43,464	—	—	43,464
Pacific Basin	955	7,485	—	8,440
Total Investments in Securities	$49,853	$16,281	$—	$66,134
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2023, the aggregate value of these securities was $1,372 or 2% of net assets.

The accompanying notes are an integral part of the Financial Statements.

Harbor International Fund
Portfolio of Investments—April 30, 2023 (Unaudited)

Subadvisor: Marathon Asset Management Limited

REGION BREAKDOWN (% of investments)
(Excludes short-term investments and derivatives)

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2023, there was no foreign currency denomination that comprised more than 25% of the Fund’s net assets.

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—97.4%
Shares		Value
AEROSPACE & DEFENSE—1.8%
99,453	Airbus SE (France)	$13,927
1,811,226	BAE Systems plc (United Kingdom)	23,075
583,894	Melrose Industries plc (United Kingdom)	3,008
8,389,951	Rolls-Royce Holdings plc (United Kingdom)*	16,072
59,693	Thales SA (France)	9,109
		65,191
AIR FREIGHT & LOGISTICS—0.2%
1,162,135	National Express Group plc (United Kingdom)*	1,776
127,905	Oesterreichische Post AG (Austria)	4,927
		6,703
AIRLINES—0.4%
34,480	Copa Holdings SA (Panama)	3,114
COMMON STOCKS—Continued
Shares		Value
AIRLINES—Continued
1,354,021	EasyJet plc (United Kingdom)*	$8,495
944,149	Qantas Airways Ltd. (Australia)*	4,164
		15,773
AUTO COMPONENTS—0.8%
499,400	Bridgestone Corp. (Japan)	20,055
583,894	Dowlais Group plc (United Kingdom)*	973
1,306,467	Gestamp Automocion SA (Spain)[1]	5,656
73,395	Hankook Tire & Technology Co. Ltd. (South Korea)	1,896
755,183	Johnson Electric Holdings Ltd. (Hong Kong)	844
		29,424

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
AUTOMOBILES—0.6%
177,234	Bayerische Motoren Werke AG (Germany)	$19,865
8,457	Hyundai Motor Co. (South Korea)	1,253
		21,118
BANKS—10.4%
460,476	Australia & New Zealand Banking Group Ltd (Australia)	7,477
187,503	Axis Bank Ltd. (India)	1,979
3,250,702	Bank of Ireland Group plc (Ireland)*	33,622
19,198,407	Barclays plc (United Kingdom)	38,674
613,462	BNP Paribas SA (France)*	39,638
5,716,728	CaixaBank SA (Spain)	21,161
32,422	Capitec Bank Holdings Ltd. (South Africa)	2,826
284,713	Close Brothers Group plc (United Kingdom)	3,254
90,271	Danske Bank AS (Denmark)*	1,908
455,834	DBS Group Holdings Ltd. (Singapore)*	11,264
488,366	DNB Bank ASA (Norway)[2]	8,590
278,200	Fukuoka Financial Group Inc. (Japan)	5,240
570,900	Grupo Financiero Banorte SAB de CV (Mexico)*	4,948
113,129	Hana Financial Group Inc. (South Korea)	3,555
114,779	HDFC Bank Ltd. ADR (India)[3]	8,012
378,769	HSBC Holdings plc (Hong Kong)	2,717
344,334	Intesa Sanpaolo SpA (Italy)*	905
301,100	Kasikornbank PCL (Thailand)	1,105
53,468,913	Lloyds Banking Group plc (United Kingdom)	32,484
11,079,000	PT Bank Central Asia TBK (Indonesia)	6,856
6,049,800	Resona Holdings Inc. (Japan)	30,152
118,804	Shinhan Financial Group Co. Ltd. (South Korea)*	3,110
1,310,059	Standard Chartered plc (United Kingdom)	10,380
168,300	Sumitomo Mitsui Financial Group Inc. (Japan)	6,879
632,000	Sumitomo Mitsui Trust Holdings Inc. (Japan)	22,782
1,586,346	Svenska Handelsbanken AB (Sweden)	14,023
1,941,297	UniCredit SpA (Italy)	38,468
254,600	United Overseas Bank Ltd. (Singapore)	5,407
		367,416
BEVERAGES—4.3%
155,417	Anheuser-Busch InBev SA/NV (Belgium)	10,105
259,200	Arca Continental SAB de CV (Mexico)	2,476
267,200	Asahi Group Holdings Ltd. (Japan)	10,323
87,092	Carlsberg AS (Denmark)	14,413
176,192	Coca-Cola Europacific Partners plc (United States)	11,359
701,957	Davide Campari-Milano NV (Italy)	9,046
569,813	Diageo plc (United Kingdom)	25,993
232,994	Heineken NV (Netherlands)	26,754
2,254,500	Kirin Holdings Co. Ltd. (Japan)	36,625
10,486	Pernod Ricard SA (France)	2,422
7,091,900	Thai Beverage PCL (Singapore)	3,408
		152,924
BIOTECHNOLOGY—0.4%
71,122	CSL Ltd. (Australia)	14,199
BUILDING PRODUCTS—1.6%
1,134,584	Assa Abloy AB Class B (Sweden)	27,033
953,112	Fletcher Building Ltd. (New Zealand)	2,658
39,787	Geberit AG (Switzerland)	22,661
496,690	GWA Group Ltd. (Australia)	580
138,900	LIXIL Group Corp. (Japan)	2,186
		55,118
CAPITAL MARKETS—2.0%
1,619,335	3i Group plc (United Kingdom)	36,029
COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
738,887	IG Group Holdings plc (United Kingdom)	$6,821
2,394,037	Jupiter Fund Management plc (United Kingdom)	3,918
2,947,900	Nomura Holdings Inc. (Japan)	10,568
151,987	Rathbone Brothers plc (United Kingdom)	3,738
689,113	St. James's Place plc (United Kingdom)	10,480
		71,554
CHEMICALS—1.2%
1,026,000	Air Water Inc. (Japan)	12,964
335,979	BASF SE (Germany)	17,378
178,400	Nissan Chemical Corp. (Japan)	7,929
141,500	Sumitomo Bakelite Co. Ltd. (Japan)	5,411
		43,682
COMMERCIAL SERVICES & SUPPLIES—1.0%
63,700	AEON Delight Co. Ltd. (Japan)	1,412
60,176	Befesa SA (Germany)[1]	2,709
351,226	Brambles Ltd. (Australia)	3,327
2,480,914	Cleanaway Waste Management Ltd. (Australia)	3,995
198,000	Daiei Kankyo Co. Ltd. (Japan)*	2,685
176,840	Elis SA (France)	3,513
84,900	SECOM Co. Ltd. (Japan)	5,436
5,983,593	Serco Group plc (United Kingdom)	11,446
		34,523
CONSTRUCTION & ENGINEERING—1.0%
91,092	Ferrovial SA (Spain)	2,856
1,020,000	Infroneer Holdings Inc. (Japan)	8,057
1,985,000	Obayashi Corp. (Japan)	16,549
1,404,500	Penta-Ocean Construction Co. Ltd. (Japan)	6,828
30,674	Taisei Corp. (Japan)	1,043
		35,333
CONSTRUCTION MATERIALS—1.6%
97,700	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (China)	419
108,851	CRH plc (Ireland)	5,252
298,604	Holcim Ltd. (Switzerland)*	19,730
18,826	Imerys SA (France)	774
73,121	James Hardie Industries PLC CDI (Australia)*3	1,632
746,100	Taiheiyo Cement Corp. (Japan)	13,378
47,815	Vicat SA (France)	1,395
416,685	Wienerberger AG (Austria)	12,552
		55,132
CONSUMER FINANCE—0.4%
1,721,747	International Personal Finance plc (United Kingdom)	2,131
441,800	Marui Group Co. Ltd. (Japan)	7,039
2,290,775	Non-Standard Finance plc (United Kingdom)*,1	16
1,292,989	Provident Financial plc (United Kingdom)	3,657
		12,843
CONSUMER STAPLES DISTRIBUTION—0.3%
454,903	HelloFresh SE (Germany)*	12,215
CONTAINERS & PACKAGING—0.7%
3,153,866	DS Smith plc (United Kingdom)	12,313
794,400	Toyo Seikan Group Holdings Ltd. (Japan)	11,222
		23,535
DISTRIBUTORS—0.4%
1,302,743	Inchcape plc (United Kingdom)	13,263

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED FINANCIAL SERVICES—0.5%
2,379,925	AMP Ltd. (Australia)*	$1,799
1,717,300	B3 Brasil Bolsa Balcao SA (Brazil)*	4,021
410,545	Chailease Holding Co. Ltd. (Taiwan)	2,990
306,099	Challenger Ltd. (Australia)	1,232
64,845	Macquarie Group Ltd. (Australia)	7,911
		17,953
DIVERSIFIED TELECOMMUNICATION SERVICES—1.9%
260,604	Deutsche Telekom AG (Germany)	6,284
3,827,943	Koninklijke KPN NV (Netherlands)	13,960
1,447,700	Nippon Telegraph & Telephone Corp. (Japan)	44,175
862,199	Telstra Corp. Ltd. (Australia)	2,501
		66,920
ELECTRIC UTILITIES—0.3%
124,784	Orsted AS (Denmark)[1]	11,199
ELECTRICAL EQUIPMENT—3.8%
626,045	ABB Ltd. (Switzerland)	22,584
22,405	Accelleron Industries AG (Switzerland)*	552
140,394	Havells India Ltd. (India)*	2,115
281,049	Legrand SA (France)	26,602
1,231,600	Mitsubishi Electric Corp. (Japan)	15,270
147,241	Schneider Electric SE (France)	25,678
1,456,016	Vestas Wind Systems AS (Denmark)*	40,289
		133,090
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
394,000	Delta Electronics Inc. (Taiwan)	3,860
117,800	Kyocera Corp. (Japan)	6,183
63,100	Omron Corp. (Japan)	3,701
318,100	TDK Corp. (Japan)	10,936
179,400	Topcon Corp. (Japan)	2,555
		27,235
ENERGY EQUIPMENT & SERVICES—0.2%
1,491,610	John Wood Group plc (United Kingdom)*	4,232
225,684	Petrofac Ltd. (United Kingdom)*	203
147,525	Technip Energies NV (France)	3,273
		7,708
ENTERTAINMENT—0.3%
124,318	CTS Eventim AG & Co. KGaA (Germany)	8,191
296,479	Modern Times Group MTG AB Class B (Sweden)*	2,383
		10,574
FINANCIAL SERVICES—0.7%
365,591	Edenred (France)	23,754
FOOD & STAPLES RETAILING—1.4%
164,105	Bid Corp. Ltd. (South Africa)	3,739
153,856	Clicks Group Ltd. (South Africa)	2,247
561,597	Koninklijke Ahold Delhaize NV (Netherlands)	19,310
94,200	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	5,044
887,147	Metcash Ltd. (Australia)	2,299
190,600	Seven & I Holdings Co. Ltd. (Japan)	8,638
2,548,518	Tesco plc (United Kingdom)	9,010
95,013	X5 Retail Group NV GDR (Russia)*	—[x]
		50,287
FOOD PRODUCTS—1.2%
501,000	China Mengniu Dairy Co. Ltd. (China)*	2,022
1,716,000	First Pacific Co. Ltd. (Hong Kong)	575
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
300,600	Megmilk Snow Brand Co. Ltd. (Japan)	$4,315
274,600	NH Foods Ltd. (Japan)	8,014
1,516,000	Tingyi Cayman Islands Holding Corp. (China)	2,649
274,300	Toyo Suisan Kaisha Ltd. (Japan)	12,247
149,026	Viscofan SA (Spain)	10,215
50,900	Yakult Honsha Co. Ltd. (Japan)	3,828
		43,865
GROUND TRANSPORTATION—0.1%
349,793	Localiza Rent A Car Ltd. (Brazil)*	4,068
HEALTH CARE EQUIPMENT & SUPPLIES—3.6%
225,498	Coloplast AS Class B (Denmark)	32,490
5,813,020	ConvaTec Group plc (United Kingdom)[1]	16,071
419,813	Demant AS (Denmark)*	17,992
148,066	EssilorLuxottica SA (France)	29,314
290,235	Getinge AB Class B (Sweden)	7,366
367,869	Koninklijke Philips NV (Netherlands)*	7,766
224,310	Smith & Nephew plc (United Kingdom)	3,694
42,588	Sonova Holding AG (Switzerland)	13,506
		128,199
HEALTH CARE PROVIDERS & SERVICES—1.3%
341,383	Amplifon SpA (Italy)	12,532
413,965	Fresenius Medical Care AG & Co. KGaA (Germany)	20,087
510,600	MediPAL Holdings Corp. (Japan)	7,801
223,000	Ship Healthcare Holdings Inc. (Japan)	3,934
		44,354
HOTELS, RESTAURANTS & LEISURE—4.7%
2,515,000	Ajisen China Holdings Ltd. (China)	314
154,995	Aristocrat Leisure Ltd. (Australia)	3,921
222,855	Carnival plc (United Kingdom)*	1,840
1,475,488	Compass Group plc (United Kingdom)	38,925
1,398,565	Entain plc (United Kingdom)*	25,483
230,474	Flutter Entertainment plc (Ireland)*	46,053
858,000	Galaxy Entertainment Group Ltd. (Hong Kong)*	6,107
72,368	InterContinental Hotels Group plc (United Kingdom)	4,976
393,221	Playtech plc (United Kingdom)*	2,854
6,733,291	SSP Group plc (United Kingdom)*	21,815
45,473	Trip.com Group Ltd. ADR (China)*,3	1,615
1,271,019	TUI AG (Germany)*	8,128
93,892	Yum China Holdings Inc. (China)	5,744
		167,775
HOUSEHOLD DURABLES—1.0%
502,133	Barratt Developments plc (United Kingdom)	3,159
301,374	GN Store Nord AS (Denmark)*	8,046
544,400	Midea Group Co. Ltd. (China)	4,468
332,300	Sekisui Chemical Co. Ltd. (Japan)	4,729
117,500	Sony Group Corp. (Japan)	10,631
3,706,463	Taylor Wimpey plc (United Kingdom)	5,982
		37,015
HOUSEHOLD PRODUCTS—0.7%
320,874	Reckitt Benckiser Group plc (United Kingdom)	25,930
INDUSTRIAL CONGLOMERATES—1.7%
650,000	CK Hutchison Holdings Ltd. (Hong Kong)	4,345
169,885	DCC plc (United Kingdom)	10,570
528,100	Hitachi Ltd. (Japan)	29,212
141,800	Jardine Matheson Holdings Ltd. (Hong Kong)	6,855

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL CONGLOMERATES—Continued
21,154	LG Corp. (South Korea)	$1,384
815,300	Nisshinbo Holdings Inc. (Japan)	6,277
		58,643
INSURANCE—5.3%
414,650	Admiral Group plc (United Kingdom)	12,051
2,464,000	AIA Group Ltd. (Hong Kong)	26,826
878,019	AXA SA (France)	28,659
1,150,100	Dai-ichi Life Holdings Inc. (Japan)	21,393
208,500	Great Eastern Holdings Ltd. (Singapore)	2,664
31,462	Hannover Rueck SE (Germany)	6,722
24,493	Helvetia Holding AG (Switzerland)	3,664
402,488	Hiscox Ltd. (United Kingdom)	5,990
985,900	Japan Post Holdings Co. Ltd. (Japan)	8,116
369,000	Ping An Insurance Group Co. of China Ltd. (China)	2,692
54,950	Prudential plc (Hong Kong)	828
667,273	Prudential plc. (United Kingdom)	10,210
988,759	QBE Insurance Group Ltd. (Australia)	10,111
535,512	Sampo OYJ (Finland)	27,159
1,040,800	Tokio Marine Holdings Inc. (Japan)	20,927
		188,012
INTERACTIVE MEDIA & SERVICES—1.3%
1,271,028	Auto Trader Group plc (United Kingdom)[1]	10,164
41,586	Baidu Inc. ADR (China)*,3	5,016
160,602	Carsales.com Ltd. (Australia)	2,547
3,694,638	Rightmove plc (United Kingdom)	26,742
		44,469
INTERNET & DIRECT MARKETING RETAIL—0.7%
62,031	Just Eat Takeaway.com NV (Netherlands)*,1	1,088
32,348	Naspers Ltd. (South Africa)	5,766
217,751	Vipshop Holdings Ltd. ADR (China)*,3	3,419
207,686	Zalando SE (Germany)*,1	8,542
326,000	ZOZO Inc. (Japan)	6,860
		25,675
IT SERVICES—2.0%
76,274	ALTEN SA (France)	12,967
181,372	Infosys Ltd. ADR (India)[3]	2,819
439,100	NEC Corp. (Japan)	16,886
257,800	NET One Systems Co. Ltd. (Japan)*	6,078
202,900	NS Solutions Corp. (Japan)	5,522
308,400	NTT Data Corp. (Japan)	4,189
32,402	Reply SpA (Italy)	3,775
525,800	SCSK Corp. (Japan)	7,938
302,665	Softcat plc (United Kingdom)	5,100
104,877	Tata Consultancy Services Ltd. (India)	4,141
		69,415
LEISURE PRODUCTS—0.5%
68,736	Mips AB (Sweden)	3,717
652,000	Sega Sammy Holdings Inc. (Japan)	12,187
		15,904
LIFE SCIENCES TOOLS & SERVICES—0.5%
208,735	Eurofins Scientific SE (France)	14,580
42,997	Gerresheimer AG (Germany)	4,685
		19,265
MACHINERY—4.2%
66,109	ALFA Laval AB (Sweden)	2,425
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
115,149	Andritz AG (Austria)	$7,478
1,852,727	CNH Industrial NV (Italy)	26,071
378,700	Daifuku Co. Ltd. (Japan)	6,978
676,980	Fluidra SA (Spain)	11,597
82,446	GEA Group AG (Germany)	3,878
380,312	Iveco Group NV (Italy)*	3,422
142,500	Komatsu Ltd. (Japan)	3,544
366,600	Kubota Corp. (Japan)	5,555
464,300	Mitsubishi Heavy Industries Ltd. (Japan)	17,606
183,400	Miura Co. Ltd. (Japan)	4,885
535,400	NSK Ltd. (Japan)	3,023
693,744	Rotork plc (United Kingdom)	2,859
692,420	Sandvik AB (Sweden)	14,105
802,600	Sany Heavy Industry Co. Ltd. (China)	1,915
147,265	Stabilus SA (Germany)	9,624
505,000	Techtronic Industries Co. Ltd. (Hong Kong)	5,463
147,500	Toyota Industries Corp. (Japan)	8,572
512,624	Wartsila OYJ ABP (Finland)	5,945
1,844,000	Weichai Power Co. Ltd. (China)	2,726
		147,671
MARINE—0.2%
1,132,072	Irish Continental Group plc (Ireland)	5,840
77,800	Kawasaki Kisen Kaisha Ltd. (Japan)	1,854
		7,694
MEDIA—2.4%
1,010,800	Fuji Media Holdings Inc. (Japan)	9,476
503,204	Future plc (United Kingdom)	7,141
407,300	Hakuhodo DY Holdings Inc. (Japan)	4,799
568,740	Informa plc (United Kingdom)	5,171
11,463,468	ITV plc (United Kingdom)	11,668
428,533	JCDecaux SA (France)*	9,487
682,800	Nippon Television Holdings Inc. (Japan)	6,144
130,169	Schibsted ASA Class A (Norway)	2,311
57,830	Schibsted ASA Class B (Norway)	936
451,200	TBS Holdings Inc. (Japan)	6,803
219,200	Viaplay Group (Sweden)*	5,601
1,181,610	WPP plc (United Kingdom)	13,771
		83,308
METALS & MINING—4.3%
634,243	Acerinox SA (Spain)*	6,853
229,676	African Rainbow Minerals Ltd. (South Africa)	2,885
151,419	Alleima AB (Sweden)*	777
825,717	ArcelorMittal SA (France)	23,458
636,009	BHP Group Ltd. (Australia)	18,875
257,885	BlueScope Steel Ltd. (Australia)	3,428
188,500	Dowa Holdings Co. Ltd. (Japan)	6,158
1,090,371	Evolution Mining Ltd. (Australia)	2,571
106,837	First Quantum Minerals Ltd. (Canada)	2,596
6,666,101	Glencore plc (United Kingdom)*	39,348
252,855	Newcrest Mining Ltd. (Australia)	4,828
366,904	Rio Tinto plc (United Kingdom)	23,325
217,215	Severstal PJSC GDR (Russia)*	—[x]
75,916	Southern Copper Corp. (Peru)	5,833
317,200	Sumitomo Metal Mining Co. Ltd. (Japan)	11,708
		152,643
OIL, GAS & CONSUMABLE FUELS—4.3%
2,350,350	Beach Energy Ltd. (Australia)	2,313
13,300,786	BP plc (United Kingdom)	89,235
1,274,002	Equinor ASA (Norway)[2]	36,680

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
1,097,200	INPEX Corp. (Japan)	$12,007
1,713,557	Santos Ltd. (Australia)	8,117
248,748	Woodside Energy Group Ltd. (Australia)	5,644
		153,996
PAPER & FOREST PRODUCTS—0.3%
2,627,100	Oji Holdings Corp. (Japan)	10,324
PERSONAL PRODUCTS—1.0%
20,757	AMOREPACIFIC Group (South Korea)	569
322,354	Dabur India Ltd. (India)	2,104
868,250	L'Occitane International SA (Hong Kong)	2,209
350,011	Marico Ltd. (India)*	2,134
533,090	Unilever plc (United Kingdom)	29,684
		36,700
PHARMACEUTICALS—4.6%
559,672	Novo Nordisk AS (Denmark)	93,104
188,713	Roche Holding AG (Switzerland)	59,094
78,900	Sawai Group Holdings Co. Ltd. (Japan)	2,283
340,100	Tsumura & Co. (Japan)	6,901
		161,382
PROFESSIONAL SERVICES—3.8%
282,219	Adecco Group AG (Switzerland)*	9,708
366,086	ALS Ltd. (Australia)	3,195
9,849,469	Capita plc (United Kingdom)*	4,305
557,299	Experian plc (United Kingdom)	19,731
9,076,807	Hays plc (United Kingdom)	13,022
498,065	Intertek Group plc (United Kingdom)	26,056
309,467	IPH Ltd. (Australia)	1,674
234,500	Nomura Co. Ltd. (Japan)	1,624
659,132	PageGroup plc (United Kingdom)*	3,762
216,700	Persol Holdings Co. Ltd. (Japan)	4,468
69,047	Randstad NV (Netherlands)	3,752
870,477	RELX plc (United Kingdom)	29,003
861,547	RWS Holdings plc (United Kingdom)	2,766
120,300	TechnoPro Holdings Inc. (Japan)	3,282
41,351	Teleperformance (France)	8,264
		134,612
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
863,800	Daiwa House Industry Co. Ltd. (Japan)	22,017
652,500	Swire Pacific Ltd. (Hong Kong)	5,180
		27,197
ROAD & RAIL—0.3%
144,400	East Japan Railway Co. (Japan)	8,263
564,000	Senko Group Holdings Co. Ltd. (Japan)	4,030
		12,293
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.5%
219,700	ASM Pacific Technology Ltd. (Hong Kong)	1,727
43,325	ASML Holding NV (Netherlands)	27,495
86,000	MediaTek Inc. (Taiwan)*	1,870
1,026,100	Renesas Electronics Corp. (Japan)*	13,373
17,900	ROHM Co. Ltd. (Japan)	1,348
462,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	7,565
		53,378
SOFTWARE—0.2%
109,800	Oracle Corp. (Japan)	7,880
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—1.0%
112,100	ABC-Mart Inc. (Japan)	$6,371
3,987,400	Esprit Holdings Ltd. (Hong Kong)*	326
1,400,939	Pets at Home Group plc (United Kingdom)	6,796
332,300	USS Co. Ltd. (Japan)	5,584
593,813	WH Smith plc (United Kingdom)	11,779
690,000	Zhongsheng Group Holdings Ltd (China)	2,947
		33,803
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.6%
309,000	Advantech Co. Ltd. (Taiwan)	3,741
114,218	Logitech International SA (Switzerland)	6,759
106,944	Quadient SA (France)	2,126
190,264	Samsung Electronics Co Ltd. (South Korea)	9,362
		21,988
TEXTILES, APPAREL & LUXURY GOODS—1.9%
97,229	Adidas AG (Germany)	17,123
226,103	Cie Financiere Richemont SA (Switzerland)	37,375
27,511	CIE Financiere Richemont SA (South Africa)	4,534
281,000	Li Ning Co. Ltd. (China)	2,010
910,800	Samsonite International SA (Hong Kong)*,1	2,886
270,318	Shenzhou International Group Holdings Ltd. (China)	2,596
926,521	Stella International Holdings Ltd. (Hong Kong)	965
		67,489
THRIFTS & MORTGAGE FINANCE—0.0%
44,912	Housing Development Finance Corp. Ltd. (India)	1,527
TRADING COMPANIES & DISTRIBUTORS—1.8%
267,700	BOC Aviation Ltd. (China)[1]	2,122
269,927	Brenntag SE (Germany)	22,000
582,408	Bunzl plc (United Kingdom)	23,184
344,400	ITOCHU Corp. (Japan)	11,426
160,041	Rexel SA (France)*	3,707
		62,439
TRANSPORTATION INFRASTRUCTURE—0.5%
475,745	Getlink SE (France)	8,891
197,484	Grupo Aeroportuario del Pacifico SAB de CV Class B (Mexico)	3,512
275,400	Mitsubishi Logistics Corp. (Japan)	6,824
		19,227
WIRELESS TELECOMMUNICATION SERVICES—0.1%
158,600	KDDI Corp. (Japan)	4,951
TOTAL COMMON STOCKS
(Cost $2,918,047)		3,451,757

PREFERRED STOCKS—0.4%
AUTOMOBILES—0.4%
101,388	Volkswagen AG (Germany)	13,845
PERSONAL PRODUCTS—0.0%
8,795	AMOREPACIFIC Group (South Korea)	169
TOTAL PREFERRED STOCKS
(Cost $16,057)		14,014

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
SHORT-TERM INVESTMENTS—0.1%
(Cost $4,158)
Shares		Value

4,158,390	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 4.840%)[4]	$4,158
TOTAL INVESTMENTS—97.9%
(Cost $2,938,262)		3,469,929
CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		75,425
TOTAL NET ASSETS—100.0%		$3,545,354

RIGHTS/WARRANTS
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
CIE Financiere Richemont SA Warrant	74,788	ZAR 4.95	11/22/2023	$ —	$ 95
Localiza Rent A Car SA Right	1,597	BRL 41.15	05/11/2023	—	6
Total Rights/Warrants					$101

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2023 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$4,535	$17,463	$—	$21,998
Europe	973	2,286,233	—	2,287,206
Latin America	27,972	—	—	27,972
Middle East/Central Asia	10,830	14,000	—	24,830
North America	13,955	—	—	13,955
Pacific Basin	16,899	1,058,897	—	1,075,796
Preferred Stocks
Europe	—	13,845	—	13,845
Pacific Basin	—	169	—	169
Short-Term Investments
Investment Company-Securities Lending Investment Fund	4,158	—	—	4,158
Total Investments in Securities	$79,322	$3,390,607	$—	$3,469,929
Financial Derivative Instruments - Assets
Rights/Warrants	$101	$—	$—	$101
Total Investments	$79,423	$3,390,607	$—	$3,470,030
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2023.
Valuation Description	Beginning Balance as of 11/01/2022 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation ) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 04/30/2023 (000s)	Unrealized Gain/ Loss as of 04/30/2023 (000s)
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(7,678)

Harbor International Fund
Portfolio of Investments—Continued

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 04/30/2023 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PJSC GDR (Russia)*	$ —	Market Approach	Estimated Recovery Value	$ 0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	$ 0.00
$—

*	Non-income producing security
x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2023, the aggregate value of these securities was $60,453 or 2% of net assets.

2	All or a portion of this security was out on loan as of April 30, 2023.
3
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

4	Represents the investment of collateral received from securities lending activities
BRL	Brazilian Real
ZAR	South African Rand
The accompanying notes are an integral part of the Financial Statements.

Harbor International Core Fund
Portfolio of Investments—April 30, 2023 (Unaudited)

Subadvisor: Acadian Asset Management LLC

REGION BREAKDOWN (% of investments)

Europe	**52.3%**	**North America**	**6.7%**
Germany	9.4%	Canada	4.9%
United Kingdom	8.6%	United States	1.8%
France	8.0%	**Middle East/Central Asia**	**3.6%**
Switzerland	7.8%	Israel	3.5%
Denmark	5.2%	United Arab Emirates	0.1%
Spain	3.0%	**Latin America**	**1.0%**
Netherlands	2.6%	Brazil	1.0%
Norway	2.3%	**Africa**	**0.2%**
Austria	1.6%	South Africa	0.1%
Italy	1.3%	Egypt	0.1%
Sweden	0.8%		
Poland	0.5%		
Luxembourg	0.4%		
Belgium	0.4%		
Jersey	0.3%		
Portugal	0.1%		
Pacific Basin	**36.2%**		
Japan	15.2%		
Australia	12.3%		
Singapore	2.4%		
Thailand	1.5%		
Hong Kong	1.2%		
China	1.0%		
Taiwan	1.0%		
Indonesia	1.0%		
Malaysia	0.3%		
New Zealand	0.1%		
South Korea	0.1%		
Philippines	0.1%

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2023, 25.6% of the Fund’s investments were denominated in Euro. No other foreign currency denomination comprised more than 25% of the Fund’s net assets.

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—97.1%
Shares		Value
AEROSPACE & DEFENSE—1.9%
1,128	Dassault Aviation SA (France)	$221
1,959	Kongsberg Gruppen ASA (Norway)	88
12,645	QinetiQ Group plc (United Kingdom)	59
539,952	Rolls-Royce Holdings plc (United Kingdom)*	1,034
9,764	Thales SA (France)	1,490
		2,892
AIR FREIGHT & LOGISTICS—0.0%
169	Mainfreight Ltd. (New Zealand)	8
COMMON STOCKS—Continued
Shares		Value
AIRLINES—2.5%
103,975	Air Arabia PJSC (United Arab Emirates)	$62
196,278	Deutsche Lufthansa AG (Germany)*	2,110
391,553	Qantas Airways Ltd. (Australia)*	1,727
		3,899
AUTO COMPONENTS—0.2%
5,641	Bulten AB (Sweden)	52
4,933	ElringKlinger AG (Germany)	56
8,700	Ichikoh Industries Ltd. (Japan)	35
28,000	Johnson Electric Holdings Ltd. (Hong Kong)	31

Harbor International Core Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
AUTO COMPONENTS—Continued
8,986	Martinrea International Inc. (Canada)	$94
2,400	T. RAD Co. Ltd. (Japan)*	42
6,500	Thai Stanley Electric PCL NVDR (Thailand)[2]	35
		345
BANKS—5.5%
24,014	ABN AMRO Bank NV Dutch Depository Recepit (Netherlands)[1,2]	385
119,012	Australia & New Zealand Banking Group Ltd (Australia)	1,932
150,900	Bangkok Bank PCL NVDR (Thailand)[2]	696
2,452	Bank Handlowy w Warszawie SA (Poland)	53
71,494	Bank Leumi Le-Israel BM (Israel)	567
834,000	China Construction Bank Corp. (China)	557
32,260	Commercial Bank of Dubai PSC (United Arab Emirates)	39
4,300	Ehime Bank Ltd. (The) (Japan)	27
15,832	Erste Group Bank AG (Austria)	576
53,361	Faisal Islamic Bank of Egypt (Egypt)	57
352,712	Lloyds Banking Group plc (United Kingdom)	214
261,577	NatWest Group plc (United Kingdom)	862
22,000	North Pacific Bank Ltd. (Japan)	47
741,065	PT Bank Danamon Indonesia TBK (Indonesia)	143
14,933	Raiffeisen Bank International AG (Austria)	229
3,400	Shikoku Bank Ltd. (Japan)	22
139,939	Standard Chartered plc (United Kingdom)	1,109
11,100	Towa Bank Ltd. (Japan)	46
50,212	UniCredit SpA (Italy)	995
		8,556
BEVERAGES—1.2%
56,842	Australian Vintage Ltd. (Australia)	19
3,442	Coca-Cola HBC AG (Switzerland)*	105
2,013	Corby Spirit and Wine Ltd. (Canada)	23
14,638	Ginebra San Miguel Inc. (Philippines)	39
16,942	Heineken Holding NV (Netherlands)	1,626
3,800	Primo Water Corp. (Canada)	58
		1,870
BIOTECHNOLOGY—0.1%
48,544	Aroa Biosurgery Ltd. (New Zealand)*	34
1,926	Swedish Orphan Biovitrum AB (Sweden)*	47
		81
BROADLINE RETAIL—0.2%
15,156	MINISO Group Holding Ltd. ADR (China)*,2	279
BUILDING PRODUCTS—1.3%
10,800	BRC Asia Ltd. (Singapore)	14
31,743	Compagnie de Saint-Gobain SA (France)	1,838
5,400	Maezawa Kasei Industries Co. Ltd. (Japan)	65
4,400	Okabe Co. Ltd. (Japan)	27
97,898	RAS Al Khaimah Ceramics (United Arab Emirates)	70
		2,014
CAPITAL MARKETS—2.1%
12,400	AGF Management Ltd. Class B (Canada)	69
315	Cie Financiere Tradition SA (Switzerland)	42
99,657	Deutsche Bank AG (Germany)	1,095
956	Deutsche Boerse AG (Germany)	182
2,082	Fiducian Group Ltd. (Australia)	8
2,256	Foresight Group Holdings Ltd. (United Kingdom)*	12
83,841	Investec plc (United Kingdom)	468
4,100	IwaiCosmo Holdings Inc. (Japan)	40
18,600	Japan Exchange Group Inc. (Japan)	302
COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
131,408	Man Group plc (Jersey)	$376
1,446	Titanium OYJ (Finland)	25
5,500	TMX Group Ltd. (Canada)*	557
		3,176
CHEMICALS—2.8%
2,500	Achilles Corp. (Japan)	27
6,800	AirBoss of America Corp. (Canada)	36
1,200	Asahi Yukizai Corp. (Japan)	28
5,600	Carlit Holdings Co. Ltd. (Japan)	29
2,900	DAI Nippon Toryo Co. Ltd. (Japan)	18
89,325	Danakali Ltd. (Australia)*	24[x]
18,476	DGL Group Ltd. (Australia)*	18
2,900	Fujimori Kogyo Co. Ltd. (Japan)	67
800	Hodogaya Chemical Co. Ltd. (Japan)	18
318,537	Incitec Pivot Ltd. (Australia)	679
2,800	Ishihara Sangyo Kaisha Ltd. (Japan)	24
699	Johnson Matthey plc (United Kingdom)	17
510	KPX Chemical Co. Ltd. (South Korea)	18
2,800	Kyowa Leather Cloth Co. Ltd. (Japan)	11
3,426	Misr Fertilizers Production Co. SAE (Egypt)	20
2,000	Moresco Corp. (Japan)	17
7,786	Neo Performance Materials Inc. (Canada)	52
4,200	Nihon Parkerizing Co. Ltd. (Japan)	33
2,200	Nippon Carbide Industries Co. Inc. (Japan)	21
1,300	Okura Industrial Co. Ltd. (Japan)	20
80,933	Orica Ltd. (Australia)	874
728	PCC Rokita SA (Poland)	25
7,100	Riken Technos Corp. (Japan)*	32
5,600	Sekisui Kasei Co. Ltd. (Japan)	19
2,985	Serge Ferrari Group (France)	46
600	Soken Chemical & Engineering Co. Ltd. (Japan)	8
3,904	Solvay SA (Belgium)	469
1,100	Sumitomo Seika Chemicals Co. Ltd. (Japan)	35
2,400	Tayca Corp. (Japan)	21
16,600	Tokuyama Corp. (Japan)	271
32,917	Yara International ASA (Norway)	1,325
		4,302
COMMERCIAL SERVICES & SUPPLIES—1.0%
4,000	AEON Delight Co. Ltd. (Japan)	89
2,100	AGS Corp. (Japan)	11
800	AJIS Co. Ltd. (Japan)	14
4,000	Azienda Bresciana Petroli Nocivelli SpA (Italy)*	17
47,073	Brambles Ltd. (Australia)	446
1,074	Cewe Stiftung + Co. KGAA (Germany)	110
340	Fursys Inc. (South Korea)	7
2,746	GL Events SA (France)*	66
15,710	ISS AS (Denmark)*	328
14,200	Kokuyo Co. Ltd. (Japan)	203
1,800	Kyodo Printing Co. Ltd. (Japan)	37
8,961	Mears Group plc (United Kingdom)	25
2,400	NAC Co. Ltd. (Japan)	17
5,900	Prestige International Inc. (Japan)	26
1,900	SATO Holdings Corp. (Japan)	32
1,501	SPIE SA (France)	47
2,500	Takara + Co. Ltd. (Japan)	44
		1,519
CONSTRUCTION & ENGINEERING—0.3%
406,000	Analogue Holdings Ltd. (Hong Kong)	76
13,188	Boustead Singapore Ltd. (Singapore)	8
305	Burkhalter Holding AG (Switzerland)*	33

Harbor International Core Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION & ENGINEERING—Continued
1,900	Dai-Ichi Cutter Kogyo KK (Japan)	$17
424	Hochtief AG (Germany)	35
1,706	Implenia AG (Switzerland)	77
3,816	Lycopodium Ltd. (Australia)	26
3,900	Meisei Industrial Co. Ltd. (Japan)	27
905	Morgan Sindall Group plc (United Kingdom)	19
122,700	Naim Holdings BHD (Malaysia)*	15
3,722	Orascom Construction plc (United Arab Emirates)	12
133,009	SRG Global Ltd. (Australia)	67
7,700	Tomoe Corp. (Japan)	25
1,500	Yondenko Corp. (Japan)	22
		459
CONSTRUCTION MATERIALS—0.7%
4,100	Asia Pile Holdings Corp. (Japan)	22
66,764	Breedon Group plc (United Kingdom)	58
9,139	Heidelbergcement AG (Germany)	692
12,394	Qatar National Cement Co. QPSC (Qatar)	14
800	Shinagawa Refractories Co. Ltd. (Japan)	27
29,705	Wagners Holding Co. Ltd. (Australia)*	15
9,027	Wienerberger AG (Austria)	272
		1,100
CONSUMER FINANCE—0.0%
3,300	AEON Financial Service Co. Ltd. (Japan)	29
284	H&T Group plc (United Kingdom)	2
		31
CONSUMER STAPLES DISTRIBUTION—0.0%
500	Tsuruha Holdings Inc. (Japan)	33
CONTAINERS & PACKAGING—0.2%
9,998	DS Smith plc (United Kingdom)	39
39,400	Hanwell Holdings Ltd. (Singapore)	11
11,718	Orora Ltd. (Australia)	27
6,177	Pro-Pac Packaging Ltd. (Australia)*	1
1,900	Richards Packaging Income Fund (Canada)	54
9,900	Thantawan Industry PCL NVDR (Thailand)[2]	9
1,700	Tomoku Co. Ltd. (Japan)	20
579	Vetropack Holding AG (Switzerland)	30
1,308	Winpak Ltd. (Canada)	44
		235
DISTRIBUTORS—0.1%
4,194	Inchcape plc (United Kingdom)	43
52,861	Smiths News plc (United Kingdom)*	35
1,731	Uni-Select Inc. (Canada)*	59
		137
DIVERSIFIED CONSUMER SERVICES—0.1%
2,926	JLS Co. Ltd. (South Korea)	16
22,700	JP-Holdings Inc. (Japan)*	52
2,713	MegaStudy Co Ltd. (South Korea)	23
4,500	Meiko Network Japan Co. Ltd. (Japan)	22
3,700	Tear Corp. (Japan)	12
		125
DIVERSIFIED FINANCIAL SERVICES—0.0%
95,700	Pacific Century Regional Developments Ltd. (Singapore)*	27
DIVERSIFIED TELECOMMUNICATION SERVICES—0.0%
4,273	B Communications Ltd. (Israel)*	14
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
604	Magyar Telekom Telecommunications plc ADR (Hungary)[2]	$4
125	Telefonica SA (Spain)*	1
		19
ELECTRICAL EQUIPMENT—1.6%
36,551	ABB Ltd. (Switzerland)	1,318
5,600	Chiyoda Integre Co. Ltd. (Japan)	96
1,700	Daihen Corp. (Japan)	56
2,000	Hammond Power Solutions Inc. (Canada)	59
1,000	Mirai Industry Co. Ltd. (Japan)	16
70,600	Mitsubishi Electric Corp. (Japan)	875
2,500	Sinfonia Technology Co. Ltd. (Japan)	32
2,200	Takaoka Toko Co. Ltd. (Japan)	33
51,000	Xingye Alloy Materials Group Ltd. (Hong Kong)*	7
		2,492
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.0%
912	AT&S Austria Technologie & Systemtechnik AG (Austria)*	28
4,800	Azbil Corp. (Japan)	134
7,300	Celestica Inc. (Canada)*	79
2,300	Daitron Co. Ltd. (Japan)	44
77,905	DataTec Ltd. (South Africa)*	155
5,000	Kyosan Electric Manufacturing Co. Ltd. (Japan)	16
265	Nedap NV (Netherlands)	16
2,700	Nihon Denkei Co. Ltd. (Japan)	38
7,200	Optex Group Co. Ltd. (Japan)	108
3,800	Osaki Electric Co. Ltd. (Japan)	16
12,592	Rakon Ltd. (New Zealand)*	8
10	Schaffner Holding AG (Switzerland)	3
2,700	Sigma Koki Co. Ltd. (Japan)	32
2,700	SMK Corp. (Japan)	48
3,689	Spectris plc (United Kingdom)	175
2,000	Sun-Wa Technos Corp. (Japan)	28
7,700	Topcon Corp. (Japan)	110
29,000	Yokogawa Electric Corp. (Japan)	471
		1,509
ENERGY EQUIPMENT & SERVICES—0.9%
8,560	Computer Modelling Group Ltd. (Canada)	45
9,400	Ensign Energy Services Inc. (Canada)*	18
13,597	Hunting plc (United Kingdom)	40
62,210	MMA Offshore Ltd. (Australia)*	50
6,500	MODEC Inc. (Japan)*	70
10,553	Pason Systems Inc. (Canada)	92
23,013	PHX Energy Services Corp. (Canada)	115
5,730	Shawcor Ltd. (Canada)*	52
9,418	Technip Energies NV (France)	209
42,615	Tenaris SA (Luxembourg)	610
14,300	Trican Well Service Ltd. (Canada)*	33
		1,334
ENTERTAINMENT—0.8%
7,900	Ateam Inc. (Japan)	39
9,800	Capcom Co. Ltd. (Japan)	369
46,000	IGG Inc. (Singapore)*	38
397	PlayWay SA (Poland)	40
5,323	Spotify Technology SA (Sweden)*	711
		1,197
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.0%
57,300	Pavilion Real Estate Investment Trust (Malaysia)*	18

Harbor International Core Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—0.1%
800	GMO Financial Gate Inc. (Japan)	$64
2,200	Zenkoku Hosho Co. Ltd. (Japan)	81
		145
FOOD & STAPLES RETAILING—1.3%
2,000	Axial Retailing Inc. (Japan)	52
16,210	Eurocash SA (Poland)*	74
8,600	George Weston Ltd. (Canada)	1,155
6,564	Jeronimo Martins SGPS SA (Portugal)	166
6,895	Kitwave Group plc (United Kingdom)*	23
6,800	Lawson Inc. (Japan)	309
2,600	Mitsubishi Shokuhin Co. Ltd. (Japan)	67
3,600	Orsero SpA (Italy)	50
2,700	Qol Holdings Co. Ltd. (Japan)	25
1,300	Toho Co. Ltd. (Japan)	23
		1,944
FOOD PRODUCTS—0.4%
12,400	AustAsia Group Ltd. (Singapore)*	5
469,500	CCK Consolidated Holdings BHD (Malaysia)	75
1,500,000	China Starch Holdings Ltd. (Hong Kong)	37
39,400	Delfi Ltd. (Singapore)	34
18,055	Finsbury Food Group plc (United Kingdom)	22
848	Industrial Milk Co. (Luxembourg)*	3
58,700	Kawan Food BHD (Malaysia)	28
39,800	Kim Loong Resources BHD (Malaysia)	17
579	Maeil Holdings Co. Ltd. (South Korea)	4
1,760	Nestlé SA (Switzerland)	226
5,437	PGG Wrightson Ltd. (New Zealand)	15
376,800	PT Salim Ivomas Pratama TBK (Indonesia)	10
27,953	Ridley Corp. Ltd. (Australia)	40
1,562	Sajodaerim Corp. (South Korea)	31
103,800	Sarawak Plantation BHD (Malaysia)	49
23,330	Synlait Milk Ltd. (New Zealand)*	23
		619
GAS UTILITIES—0.0%
4,400	Hiroshima Gas Co. Ltd. (Japan)	12
GROUND TRANSPORTATION—0.4%
220	Jungfraubahn Holding AG (Switzerland)	38
343,400	PT Blue Bird TBK (Indonesia)	41
4,800	TFI International Inc. (Canada)	517
		596
HEALTH CARE EQUIPMENT & SUPPLIES—1.5%
22,437	ADDvise Group AB (Sweden)*	32
4,312	Carl Zeiss Meditec AG (Germany)	580
6,515	Cochlear Ltd. (Australia)	1,068
2,200	Fukuda Denshi Co. Ltd. (Japan)	68
924	Ion Beam Applications (Belgium)	17
4,800	JEOL Ltd. (Japan)	140
5,000	JMS Co. Ltd. (Japan)	20
36	Paul Hartmann AG (Germany)	9
790	Sonova Holding AG (Switzerland)	250
10,598	Viemed Healthcare Inc. (Canada)*	114
		2,298
HEALTH CARE PROVIDERS & SERVICES—0.1%
5,406	Dedicare AB (Sweden)	76
288	Ilex Medical Ltd. (Israel)	6
4,800	Japan Medical Dynamic Marketing Inc. (Japan)	36
60,000	Ladprao General Hospital PCL NVDR (Thailand)*,2	10
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
6,322	Oriola Corp. Class A (Finland)	$10
951	Oriola OYJ (Finland)	2
		140
HEALTH CARE TECHNOLOGY—0.2%
211	Ascom Holding AG (Switzerland)	2
7,502	Pro Medicus Ltd. (Australia)	308
300	Software Service Inc. (Japan)	19
		329
HOTELS, RESTAURANTS & LEISURE—3.1%
81,600	After You PCL NVDR (Thailand)[2]	25
22,805	Aristocrat Leisure Ltd. (Australia)	577
169,000	Berjaya Food BHD (Malaysia)	34
4,523	Betsson AB (Sweden)*	49
10,222	Cie Des Alpes SA (France)	162
1,859,100	Genting Singapore Ltd. (Singapore)	1,582
24,720	Hollywood Bowl Group plc (United Kingdom)*	75
83,100	Jaya Bersama Indo TBK PT (Indonesia)*	—[x]
50,200	Kimly Ltd. (Singapore)	12
37,898	La Francaise Des Jeux SAEM (France)[1]	1,620
404,300	PT Champ Resto Indonesia TBK (Indonesia)*	33
38,137	STS Holding SA (Poland)*	186
8,233	Whitbread plc (United Kingdom)	337
2,500	Yossix Holdings Co. Ltd. (Japan)	41
61,600	Zen Corp. Group PCL NVDR (Thailand)*,2	27
		4,760
HOUSEHOLD DURABLES—0.1%
5	Dom Development SA (Poland)	—
1,500	FJ Next Holdings Co. Ltd. (Japan)	12
3,800	JANOME Corp. (Japan)	17
2,700	Nihon Trim Co. Ltd. (Japan)*	58
1,479	Nikon Corp. (Japan)	15
10,993	Toya SA (Poland)	17
		119
HOUSEHOLD PRODUCTS—0.0%
2,200	ES Energy Save Holding AB (Sweden)*	29
INDUSTRIAL CONGLOMERATES—1.9%
2,561	Industries Qatar QSC (Qatar)	9
14,034	Qatar Industrial Manufacturing Co. QSC (Qatar)	11
16,689	Siemens AG (Germany)	2,751
8,221	Smiths Group plc (United Kingdom)	174
		2,945
INSURANCE—3.4%
7,300	Allianz Malaysia BHD (Malaysia)	23
21,539	Chesnara plc (United Kingdom)	75
45,300	Dai-ichi Life Holdings Inc. (Japan)	843
4,300	iA Financial Corp. Inc. (Canada)	289
18,300	Japan Post Insurance Co. Ltd. (Japan)	297
58,700	Manulife Financial Corp. (Canada)	1,159
800	MS&AD Insurance Group Holdings Inc. (Japan)	26
3,626	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	1,363
145,600	PT Asuransi Tugu Pratama Indonesia TBK (Indonesia)*	23
600	Sompo Holdings Inc. (Japan)	25
562	Talanx AG (Germany)	28
55,500	Tokio Marine Holdings Inc. (Japan)	1,116
		5,267

Harbor International Core Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—0.5%
8,917	Autohome Inc. ADR (China)[2]	$264
11,515	JOYY Inc. ADR (China)[2]	351
13,600	Kakaku.com Inc. (Japan)	187
		802
INTERNET & DIRECT MARKETING RETAIL—0.0%
9,200	Hai-O Enterprise BHD (Malaysia)	2
IT SERVICES—2.1%
545	ALTEN SA (France)	93
4,958	Atea ASA (Norway)*	68
7,794	B3 Consulting Group AB (Sweden)	119
1,400	Business Brain Showa-Ota Inc. (Japan)	20
800	CDS Co. Ltd. (Japan)	11
640	Comarch SA (Poland)	24
62,386	Computershare Ltd. (Australia)	929
4,200	Core Corp. (Japan)	52
700	Fujitsu Ltd. (Japan)	93
1,484	Hecto Financial Co. Ltd. (South Korea)	20
5,800	Hennge KK (Japan)*	31
1,300	Himacs Ltd. (Japan)	13
2,600	ID Holdings Corp. (Japan)	21
40,100	NEC Corp. (Japan)	1,542
1,500	oRo Co. Ltd. (Japan)	27
571	Sopra Steria Group SACA (France)	124
4,200	Ubicom Holdings Inc. (Japan)	67
1,500	VINX Corp. (Japan)	15
700	Zuken Inc. (Japan)	18
		3,287
LEISURE PRODUCTS—0.1%
2,400	Furyu Corp. (Japan)	20
30,798	ME Group International plc (United Kingdom)*	50
1,500	Sankyo Co. Ltd. (Japan)	66
3,600	TOMY Co. Ltd. (Japan)	41
		177
MACHINERY—2.9%
629	AG Growth International Inc. (Canada)	27
8,100	Amada Co. Ltd. (Japan)	76
3,623	Andritz AG (Austria)	235
7,300	Daihatsu Diesel Manufacturing Co Ltd. (Japan)	34
13,379	Deutz AG (Germany)	89
5,396	Duerr AG (Germany)	187
268	Exel Industries (France)	15
1,327	Famur SA (Poland)*	1
3,300	Freund Corp. (Japan)*	16
4,800	Fuji Corp. (Japan)	80
6,776	GEA Group AG (Germany)	319
1,691	Georg Fischer AG (Switzerland)	123
54	Groupe Gorge SA (France)*	1
7,500	Hino Motors Ltd. (Japan)*	30
1,800	Hoshizaki Corp. (Japan)	63
6,457	IMI plc (United Kingdom)	130
11,747	Iveco Group NV (Italy)*	106
2,600	Iwaki Co. Ltd. (Japan)	25
9,839	Knorr-Bremse AG (Germany)	690
19,100	Miura Co. Ltd. (Japan)	509
1,300	Nichias Corp. (Japan)	26
8,800	Nippon Thompson Co. Ltd. (Japan)	38
2,200	Nitto Kohki Co. Ltd. (Japan)	33
2,900	OKUMA Corp. (Japan)	129
371	Palfinger AG (Austria)	12
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
409	Rational AG (Germany)	$296
600	RIX Corp. (Japan)	12
4,711	Schindler Holding AG (Switzerland)	1,053
5,200	Shibaura Machine Co. Ltd. (Japan)	121
4,700	Sodick Co. Ltd. (Japan)	26
3,000	Toyo Machinery & Metal Co. Ltd. (Japan)	14
		4,516
MARINE—2.4%
833	AP Moller - Maersk AS (Denmark)	1,506
36,069	Hoegh Autoliners ASA (Norway)*	234
2,544	Kuehne + Nagel International AG (Switzerland)	754
1,228,800	Marco Polo Marine Ltd. (Singapore)*	42
1,100	Nippon Concept Corp. (Japan)	13
310,200	Samudera Shipping Line Ltd. (Singapore)*	311
400,000	SITC International Holdings Co. Ltd. (Hong Kong)	740
1,029	Stolt-Nielsen Ltd. (Bermuda)	30
2,303	Western Bulk Chartering AS (Norway)	9
1,724	Wilson ASA (Norway)	10
		3,649
MEDIA—1.1%
1,200	AlphaPolis Co. Ltd. (Japan)*	30
4,842	Bloomsbury Publishing plc (United Kingdom)	27
16,020	Enero Group Ltd. (Australia)	19
1,900	FAN Communications Inc. (Japan)	6
85	GTN Ltd. (Australia)	—
2,451	HighCo SA (France)	13
300	Macbee Planet Inc. (Japan)*	33
53,310	NZME Ltd. (New Zealand)	34
158,443	Pico Far East Holdings Ltd. (Hong Kong)	27
6,600	Proto Corp. (Japan)	58
33,805	PRT Co. Ltd. (Australia)*	—[x]
8,535	Publicis Groupe SA (France)	698
16,315	Sky Network Television Ltd. (New Zealand)	27
2,400	Vector Inc. (Japan)	23
8,802	Wix.Com Ltd. (Israel)*	768
		1,763
METALS & MINING—8.1%
1,595	Anglo American plc (United Kingdom)	49
233,117	Base Resources Ltd. (Australia)	29
108,690	BHP Group Ltd. (Australia)	3,226
67,085	BlueScope Steel Ltd. (Australia)	892
21,301	Boryszew SA (Poland)*	39
15,929	Fortescue Metals Group Ltd. (Australia)	223
17,744	Gem Diamonds Ltd. (United Kingdom)*	6
137,331	Gerdau SA ADR (Brazil)[2]	685
74,600	Grange Resources Ltd. (Australia)	31
105,087	Iluka Resources Ltd. (Australia)	772
6,948	Major Drilling Group International Inc (Canada)*	54
17,660	Mineral Resources Ltd. (Australia)	871
35,973	Perenti Global Ltd. (Australia)*	28
327,104	Pilbara Minerals Ltd. (Australia)	931
13,549	Rana Gruber ASA (Norway)	73
37,573	Rio Tinto plc ADR (United Kingdom)[2]	2,404
93,363	Sierra Rutile Holdings Ltd. (Australia)*	14
405,202	South32 Ltd. (Australia)	1,145
9,600	Stelco Holdings Inc. (Canada)	336
5,500	Tree Island Steel Ltd. (Canada)	12
18,759	Voestalpine AG (Austria)	650
3,359	Zimplats Holdings Ltd. (Australia)	56
		12,526

Harbor International Core Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MULTILINE RETAIL—0.0%
2,400	Ryohin Keikaku Co. Ltd. (Japan)	$25
MULTI-UTILITIES—0.5%
43,985	E.ON SE (Germany)	582
45,600	Sembcorp. Industries Ltd. (Singapore)	146
1,058	Telecom Plus plc (United Kingdom)	24
169,100	YTL Power International BHD (Malaysia)	42
		794
OIL, GAS & CONSUMABLE FUELS—7.3%
36,669	Awilco LNG AS (Norway)*	33
1,365,900	Banpu PCL NVDR (Thailand)[2]	365
70,113	BP plc ADR (United Kingdom)[2]	2,824
55,749	CES Energy Solutions Corp. (Canada)	111
64,200	Crescent Point Energy Corp. (Canada)	475
7,000	Crew Energy Inc. (Canada)*	24
59,304	Equinor ASA (Norway)[3]	1,707
507,155	Horizon Oil Ltd. (Australia)	54
19,700	InPlay Oil Corp. (Canada)*	41
162,500	Lanna Resources PCL NVDR (Thailand)[2]	69
3,518	Lubelski Wegiel Bogdanka SA (Poland)	33
4,700	MEG Energy Corp. (Canada)*	78
4,409	New Hope Corp. Ltd. (Australia)	16
55,295	New Zealand Refining Co. Ltd. (New Zealand)*	51
6,900	Obsidian Energy Ltd. (Canada)*	45
10,529	OMV AG (Austria)	498
1,000	Parkland Corp. (Canada)	24
2,500	Pegasus Sewing Machine Manufacturing Co. Ltd. (Japan)	11
114,000	PetroChina Co. Ltd. (China)	79
3,079	Petroleo Brasileiro SA ADR (Brazil)[2]	33
577,000	Petron Corp. (Philippines)*	35
250,300	PT ABM Investama TBK (Indonesia)	57
1,395,100	PT Adaro Energy TBK (Indonesia)	299
1,443,900	PT AKR Corporindo TBK (Indonesia)	160
551,700	PT Baramulti Suksessarana TBK (Indonesia)*	156
104,000	PT Bayan Resources TBK (Indonesia)	152
214,500	PT Bukit Asam TBK (Indonesia)	61
32,900	PT Golden Energy Mines TBK (Indonesia)*	15
182,800	PT Indika Energy TBK (Indonesia)*	33
52,200	PT Prima Andalan Mandiri TBK (Indonesia)	25
80,800	PT United Tractors TBK (Indonesia)	159
136,800	PTT Exploration & Production PCL NVDR (Thailand)[2]	595
121,882	Repsol SA (Spain)	1,790
866,500	Resource Alam Indonesia TBK (Indonesia)*	29
3,637	Shell plc (United Kingdom)	112
10,883	Stanmore Resources Ltd. (Australia)*	22
225,386	TerraCom Ltd. (Australia)	96
281,000	Thai Oil PCL NVDR (Thailand)[2]	385
2,184	Unimot SA (Poland)*	64
4,788	Washington H Soul Pattinson & Co. Ltd. (Australia)	100
83,223	Whitehaven Coal Ltd. (Australia)	399
		11,315
PAPER & FOREST PRODUCTS—0.4%
15,838	Arctic Paper SA (Poland)	74
2,600	Daiken Corp. (Japan)	45
1,311	Midway Ltd. (Australia)*	1
7,200	Mitsubishi Paper Mills Ltd. (Japan)	21
7,047	Stella-Jones Inc. (Canada)	276
21,100	Supremex Inc. (Canada)	89
COMMON STOCKS—Continued
Shares		Value
PAPER & FOREST PRODUCTS—Continued
25,200	TA Ann Holdings BHD (Malaysia)	$17
25,869	Western Forest Products Inc. (Canada)	20
		543
PASSENGER AIRLINES—1.1%
20,430	Jet2 plc (United Kingdom)*	316
316,300	Singapore Airlines Ltd. (Singapore)*	1,391
		1,707
PERSONAL CARE PRODUCTS—0.0%
434	Interparfums SA (France)	34
PERSONAL PRODUCTS—0.0%
2,600	Mandom Corp. (Japan)	31
PHARMACEUTICALS—10.5%
4,400	DRI Healthcare Trust (Canada)	29
5,082	GSK plc (United Kingdom)	92
25,899	GSK plc ADR (United Kingdom)[2]	933
1,436	Ipsen SA (France)	174
6,515	Merck KGaA (Germany)	1,169
31,700	Nippon Shinyaku Co. Ltd. (Japan)	1,450
29,934	Novo Nordisk AS (Denmark)	4,980
22,300	Ono Pharmaceutical Co. Ltd. (Japan)	449
284	Orion OYJ Class A (Finland)	13
30,600	Otsuka Holdings Co. Ltd. (Japan)	1,041
13,785	Recordati Industria Chimica E Farmaceutica SpA (Italy)	634
10,397	Roche Holding AG (Switzerland)	3,256
5,600	Seikagaku Corp. (Japan)	34
42,500	Shionogi + Co. Ltd. (Japan)	1,902
274	Vetoquinol SA (France)	27
1,322	Vitura Health Ltd. (Australia)*	—
		16,183
PROFESSIONAL SERVICES—2.4%
600	Abist Co. Ltd. (Japan)	13
2,500	Asia Air Survey Co. Ltd. (Japan)	16
613	Bertrandt AG (Germany)	34
3,529	Brunel International NV (Netherlands)	48
1,700	Career Design Center Co. Ltd. (Japan)	26
1,800	Creek & River Co. Ltd. (Japan)	28
1,800	Dip Corp. (Japan)	44
1,910	e-Credible Co. Ltd. (South Korea)	23
5,300	en Japan Inc. (Japan)	95
1,745	Impellam Group plc (United Kingdom)*	15
1,100	JAC Recruitment Co. Ltd. (Japan)	21
2,600	Matching Service Japan Co. Ltd. (Japan)	19
2,400	Meitec Corp. (Japan)	41
57,000	Nihon M&A Center Inc. (Japan)	436
11,864	PageGroup plc (United Kingdom)*	68
2,337	Poolia AB (Sweden)	2
23,700	Recruit Holdings Co. Ltd. (Japan)	665
5,300	SIGMAXYZ Holdings Inc. (Japan)	42
8,500	Space Co. Ltd. (Japan)	58
3,412	SThree plc (United Kingdom)	18
500	Visional Inc. (Japan)*	26
6,185	Wilmington plc (United Kingdom)	21
14,260	Wolters Kluwer NV (Netherlands)	1,889
1,600	YAMADA Consulting Group Co. Ltd. (Japan)	18
		3,666
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
946	Almogim Holdings Ltd. (Israel)*	1

Harbor International Core Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—Continued
3,500	Daito Trust Construction Co. Ltd. (Japan)	$332
23,367	Emaar Development PJSC (United Arab Emirates)	35
116,681	Ever Reach Group Holdings Co. Ltd. (Hong Kong)*	4
998	K Wah International Holdings Ltd. (Hong Kong)	1
75,300	KSL Holdings BHD (Malaysia)*	14
120,700	LPN Development PCL NVDR (Thailand)[2]	16
1,677	Melcor Developments Ltd. (Canada)	14
20,963	Modern Land China Co. Ltd. (Hong Kong)*	—[x]
2,400	Propnex Ltd. (Singapore)	2
4,596,500	PT Agung Podomoro Land TBK (Indonesia)*	42
118,500	Swire Pacific Ltd. (Hong Kong)	941
		1,402
ROAD & RAIL—0.3%
4,400	Alps Logistics Co. Ltd. (Japan)	42
1,900	Chilled & Frozen Logistics Holdings Co. Ltd. (Japan)	19
50,609	FirstGroup plc (United Kingdom)*	71
1,000	Maruzen Showa Unyu Co. Ltd. (Japan)	25
3,400	Mullen Group Ltd. (Canada)	38
14,007	PKP Cargo SA (Poland)*	53
2,800	Sankyu Inc. (Japan)	99
9,300	Seino Holdings Co. Ltd. (Japan)	103
		450
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.3%
221,814	ASE Technology Holding ADR (Taiwan)[2]	1,522
1,378	ChipMos Technologies Inc. ADR (Taiwan)[2]	33
1,500	Disco Corp. (Japan)	171
51,863	Infineon Technologies AG (Germany)	1,889
3,100	MegaChips Corp. (Japan)	74
2,000	Optorun Co. Ltd. (Japan)	30
12,300	ROHM Co. Ltd. (Japan)	926
900	RS Technologies Co. Ltd. (Japan)	20
2,500	Sanken Electric Co. Ltd. (Japan)	188
100	SCREEN Holdings Co. Ltd. (Japan)	8
33,523	STMicroelectronics NV New York Registry Shares (France)	1,437
1,172	Suess Microtec Se (Germany)*	31
1,500	Tokyo Seimitsu Co. Ltd. (Japan)	55
6,300	Ulvac Inc. (Japan)	250
		6,634
SOFTWARE—4.0%
2,388	Altium Ltd. (Australia)	61
18,482	Check Point Software Technologies Ltd. (Israel)*	2,354
100	Constellation Software Inc. (Canada)	196
14,600	Coveo Solutions Inc. (Canada)*	71
3,500	Cybozu Inc. (Japan)	70
1,100	Digital Arts Inc. (Japan)	41
8,085	Enghouse Systems Ltd. (Canada)	222
3,700	Intelligent Wave Inc. (Japan)	20
5,400	ISB Corp. (Japan)	48
3,999	LiveChat Software SA (Poland)*	134
3,573	Monday.com Ltd. (Israel)*	436
5,070	NICE Ltd. ADR (Israel)*,2	1,034
600	NTT Data Intramart Corp. (Japan)	7
2,700	Plus Alpha Consulting Co. Ltd. (Japan)	58
38,155	Sage Group plc (United Kingdom)	393
1,800	Soliton Systems KK (Japan)	14
13,642	Symbio Holdings Ltd. (Australia)	19
18,282	Technology One Ltd. (Australia)	184
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
1,801	Telcoware Co. Ltd. (South Korea)	$12
17,119	WiseTech Global Ltd. (Australia)	784
		6,158
SPECIALTY RETAIL—2.4%
2,300	ABC-Mart Inc. (Japan)	131
6,743	Autosports Group Ltd. (Australia)	10
21,823	Carasso Motors Ltd. (Israel)	97
75,144	Card Factory plc (United Kingdom)*	104
441	Castro Model Ltd. (Israel)*	4
888	Delta Israel Brands Ltd. (Israel)	10
4,300	Fuji Corp. (Japan)	42
10,966	Hennes & Mauritz AB Class B (Sweden)	161
80,290	Industria de Diseño Textil SA (Spain)	2,760
6,986	Naturhouse Health SAU (Spain)*	13
152,900	Padini Holdings BHD (Malaysia)*	139
5,404	Pet Valu Holdings Ltd. (Canada)	145
92,600	PT Map Aktif Adiperkasa (Indonesia)*	29
70	Samse SA (France)	15
		3,660
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.2%
30,700	Brother Industries Ltd. (Japan)	482
1,100	Canon Inc. (Japan)	26
1,712	EVS Broadcast Equipment SA (Belgium)	42
75,300	Ricoh Co. Ltd. (Japan)	623
49,100	Seiko Epson Corp. (Japan)	751
		1,924
TEXTILES, APPAREL & LUXURY GOODS—6.5%
797	Bijou Brigitte AG (Germany)*	48
20,533	Burberry Group plc (United Kingdom)	670
117	Christian Dior SE (France)	107
16,093	Cie Financiere Richemont SA (Switzerland)	2,660
75,209	Geox SpA (Italy)*	85
700	Goldwin Inc. (Japan)	64
1,290	Hermes International (France)	2,801
500	Jichodo Co. Ltd. (Japan)	26
210,000	Justin Allen Holdings Ltd. (China)	15
96	LVMH Moet Hennessy Louis Vuitton SE (France)	92
94,100	MC Group PCL NVDR (Thailand)[2]	28
12,252	Pandora AS (Denmark)*	1,134
20,400	Prada SpA (Italy)	150
600	Rhythm Co. Ltd. (Japan)	9
42,600	Sabina PCL NVDR (Thailand)[2]	35
5,838	Swatch Group AG (Switzerland)	2,003
28,227	Texhong Textile Group Ltd. (Hong Kong)*	21
		9,948
TOBACCO—0.0%
652,400	PT Wismilak Inti Makmur TBK (Indonesia)	48
TRADING COMPANIES & DISTRIBUTORS—1.0%
60,000	APAC Resources Ltd. (Hong Kong)*	8
2,000	Chori Co. Ltd. (Japan)	38
18,900	Finning International Inc. (Canada)	490
2,900	Gecoss Corp. (Japan)	19
2,853	Howden Joinery Group plc (United Kingdom)	24
2,349	Jacquet Metals SA (France)	46
2,200	Kanaden Corp. (Japan)	19
4,900	Kanematsu Corp. (Japan)	64
800	Nanyo Corp. (Japan)	14
252,987	New Times Energy Corp. Ltd. (Bermuda)*	4

Harbor International Core Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
900	NICE Corp. (Japan)	$9
2,300	Parker Corp. (Japan)	11
34,095	Rexel SA (France)*	790
900	Totech Corp. (Japan)	28
500	Tsubakimoto Kogyo Co. Ltd. (Japan)	15
		1,579
TRANSPORTATION INFRASTRUCTURE—0.0%
341,700	BTS Rail Mass Transit Growth Infrastructure Fund (Thailand)*	26
91,000	Qilu Expressway Co. Ltd. (China)	27
		53
WIRELESS TELECOMMUNICATION SERVICES—0.1%
3,400	Okinawa Cellular Telephone Co. (Japan)	76
TOTAL COMMON STOCKS
(Cost $143,258)		149,812

EXCHANGE-TRADED FUNDS—1.0%
(Cost $1,494)
Shares
CAPITAL MARKETS—1.0%
20,917	iShares MSCI EAFE ETF (United States)	1,540

PREFERRED STOCKS—0.6%
Shares		Value
AUTO COMPONENTS—0.0%
6,114	Schaeffler AG (Germany)	$45
MACHINERY—0.1%
173	KSB SE & Co. KGaA (Germany)	94
OIL, GAS & CONSUMABLE FUELS—0.5%
165,500	Petroleo Brasileiro SA (Brazil)	786
TOTAL PREFERRED STOCKS
(Cost $1,026)		925
TOTAL INVESTMENTS—98.7%
(Cost $145,778)		152,277
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		1,975
TOTAL NET ASSETS—100.0%		$154,252

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2023 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$232	$—	$232
Europe	8,352	71,828	—	80,180
Latin America	718	—	—	718
Middle East/Central Asia	4,592	953	—	5,545
North America	7,587	—	—	7,587
Pacific Basin	2,475	53,051	24	55,550
Exchange-Traded Funds
North America	1,540	—	—	1,540
Preferred Stocks
Europe	—	139	—	139
Latin America	786	—	—	786
Total Investments in Securities	$26,050	$126,203	$24	$152,277
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

Harbor International Core Fund
Portfolio of Investments—Continued

The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2023. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2022 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 04/30/2023 (000s)	Unrealized Gain/ Loss as of 04/30/2023 (000s)
Common Stocks	$—	$—	$—	$—	$—	$—	$24	$—	$24	$(15)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 04/30/2023 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Danakali Ltd. (Australia)*	$ 24	Market Approach	Last Traded Price	AUD 0.41
Jaya Bersama Indo TBK PT (Indonesia)*	—	Market Approach	Estimated Recovery Value	IDR 0.00
Modern Land China Co. Ltd. (Hong Kong)*	—	Market Approach	Estimated Recovery Value	HKD 0.00
$24

*	Non-income producing security
x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2023, the aggregate value of these securities was $2,005 or 1% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

3	All or a portion of this security was out on loan as of April 30, 2023.
h	Transferred from Level 2 to Level 3 due to the unavailability of observable market data for pricing
AUD	Australian Dollar
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
The accompanying notes are an integral part of the Financial Statements.

Harbor International Growth Fund
Portfolio of Investments—April 30, 2023 (Unaudited)

Subadvisor: Baillie Gifford Overseas Limited

REGION BREAKDOWN (% of investments)

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2023, there was no foreign currency denomination that comprised more than 25% of the Fund’s net assets.

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—97.2%
Shares		Value
AIR FREIGHT & LOGISTICS—0.6%
11,424	DSV AS (Denmark)	$2,150
AUTO COMPONENTS—0.9%
55,940	Denso Corp. (Japan)	3,377
AUTOMOBILES—0.2%
23,260	Suzuki Motor Corp. (Japan)	811
BANKS—2.4%
423,107	United Overseas Bank Ltd. (Singapore)	8,986
BEVERAGES—4.2%
90,323	Anheuser-Busch InBev SA NV (Belgium)	5,873
33,701	Remy Cointreau SA (France)	5,831
3,296,140	Thai Beverage PCL (Thailand)	1,584
265,045	United Spirits Ltd. (India)*	2,524
		15,812
BIOTECHNOLOGY—0.8%
162,443	BeiGene Ltd. (China)*	3,188
BROADLINE RETAIL—2.6%
133,383	Coupang Inc. (South Korea)*	2,236
5,990	MercadoLibre Inc. (Brazil)*	7,652
		9,888
COMMON STOCKS—Continued
Shares		Value
BUILDING PRODUCTS—0.6%
185,020	NIBE Industrier AB (Sweden)	$2,072
CAPITAL MARKETS—0.8%
303,999	Hargreaves Lansdown plc (United Kingdom)	3,078
DIVERSIFIED FINANCIAL SERVICES—3.0%
47,206	Exor NV (Netherlands)*	3,885
340,771	Investor AB Class B (Sweden)	7,321
		11,206
ELECTRICAL EQUIPMENT—1.9%
109,900	Contemporary Amperex Technology Co. Ltd. (China)	3,677
70,280	Nidec Corp. (Japan)	3,478
		7,155
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.7%
10,940	Keyence Corp. (Japan)	4,934
91,660	Murata Manufacturing Co. Ltd. (Japan)	5,200
		10,134
ENTERTAINMENT—1.3%
25,088	Spotify Technology SA (Sweden)*	3,352
50,693	Ubisoft Entertainment SA (France)*	1,484
		4,836

Harbor International Growth Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—2.3%
3,641	Adyen NV (Netherlands)*,1	$5,851
398,352	Wise plc (United Kingdom)*	2,758
		8,609
FOOD & STAPLES RETAILING—4.9%
32,990	Cosmos Pharmaceutical Corp. (Japan)	3,245
234,281	Jeronimo Martins SGPS SA (Portugal)	5,912
927,680	Raia Drogasil SA (Brazil)*	4,888
36,620	Sugi Holdings Co. Ltd. (Japan)	1,553
689,197	Wal-Mart de Mexico SAB de CV (Mexico)	2,778
		18,376
GROUND TRANSPORTATION—0.9%
44,352	Canadian Pacific Kansas City (Canada)	3,496
HEALTH CARE EQUIPMENT & SUPPLIES—4.5%
34,565	Cochlear Ltd. (Australia)	5,668
359,780	Olympus Corp. (Japan)	6,298
77,440	Sysmex Corp. (Japan)	4,981
		16,947
HOTELS, RESTAURANTS & LEISURE—1.7%
61,605	MakeMyTrip Ltd. (India)*	1,444
750,096	Trainline plc (United Kingdom)*,1	2,347
75,267	Trip.com Group Ltd. (China)*	2,676
		6,467
HOUSEHOLD PRODUCTS—1.7%
114,140	Pigeon Corp. (Japan)	1,777
118,400	Unicharm Corp. (Japan)	4,780
		6,557
INSURANCE—3.5%
616,360	AIA Group Ltd. (Hong Kong)	6,710
120,892	ICICI Lombard General Insurance Co. Ltd. (India)[1]	1,598
685,600	Ping An Insurance Group Co. of China Ltd. (China)	5,002
		13,310
INTERACTIVE MEDIA & SERVICES—4.8%
894,008	Auto Trader Group plc (United Kingdom)[1]	7,149
172,448	Baidu Inc. Class A (China)*	2,596
832,475	Rightmove plc (United Kingdom)	6,026
839,400	Z Holdings Corp. (Japan)	2,299
		18,070
INTERNET & DIRECT MARKETING RETAIL—7.3%
442,936	Alibaba Group Holding Ltd. (China)*	4,684
35,519	Games Workshop Group plc (United Kingdom)	4,433
228,240	Meituan Class B (China)*,1	3,901
116,792	Prosus NV (Netherlands)*	8,740
135,509	Zalando SE (Germany)*,1	5,573
		27,331
IT SERVICES—2.0%
110,397	Shopify Inc. (Canada)*	5,349
34,762	Topicus.Com Inc. (Canada)*	2,315
		7,664
LEISURE PRODUCTS—1.1%
25,680	Shimano Inc. (Japan)	3,971
COMMON STOCKS—Continued
Shares		Value
LIFE SCIENCES TOOLS & SERVICES—3.3%
6,255	Lonza Group AG (Switzerland)	$3,901
5,778	Mettler-Toledo International Inc. (Switzerland)*	8,618
		12,519
MACHINERY—8.2%
648,476	Atlas Copco AB Class A (Sweden)	9,380
275,784	Epiroc AB Class B (Sweden)	4,748
12,880	SMC Corp. (Japan)	6,424
511,800	Techtronic Industries Co. Ltd. (Hong Kong)	5,537
202,639	Weir Group plc (United Kingdom)	4,690
		30,779
OIL, GAS & CONSUMABLE FUELS—0.8%
97,742	Reliance Industries Ltd. (India)	2,902
PERSONAL PRODUCTS—2.8%
42,940	Kao Corp. (Japan)	1,735
174,520	Shiseido Co. Ltd. (Japan)	8,748
		10,483
PROFESSIONAL SERVICES—2.6%
107,523	Experian plc (United Kingdom)	3,807
57,226	Intertek Group plc (United Kingdom)	2,994
103,700	Recruit Holdings Co. Ltd. (Japan)	2,909
		9,710
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.5%
13,954	ASML Holding NV (Netherlands)	8,856
569,580	Longi Green Energy Technology Co. Ltd. (China)	2,877
151,011	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[2]	12,730
		24,463
SOFTWARE—2.1%
44,199	Nemetschek SE (Germany)	3,455
70,637	Xero Ltd. (New Zealand)*	4,409
		7,864
SPECIALTY RETAIL—0.6%
189,375	AUTO1 Group SE (Germany)*,1	1,494
214,687	Farfetch Ltd. (United Kingdom)*	865
		2,359
TEXTILES, APPAREL & LUXURY GOODS—8.9%
17,724	Adidas AG (Germany)	3,121
133,791	Burberry Group plc (United Kingdom)	4,367
66,055	Cie Financiere Richemont SA (Switzerland)	10,919
6,482	Kering SA (France)	4,151
473,900	Li Ning Co. Ltd. China)	3,389
7,976	LVMH Moet Hennessy Louis Vuitton SE (France)	7,672
		33,619
THRIFTS & MORTGAGE FINANCE—2.4%
270,120	Housing Development Finance Corp. Ltd. (India)	9,185

Harbor International Growth Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—2.3%
64,777	Ashtead Group plc (United Kingdom)	$3,735
32,412	IMCD NV (Netherlands)	4,879
		8,614
TOTAL COMMON STOCKS
(Cost $291,967)		365,988

PREFERRED STOCKS—2.0%
(Cost $1,999)
HEALTH CARE EQUIPMENT & SUPPLIES—2.0%
19,050	Sartorius AG (Germany)	7,404
TOTAL INVESTMENTS—99.2%
(Cost $293,966)		373,392
CASH AND OTHER ASSETS, LESS LIABILITIES—0.8%		3,188
TOTAL NET ASSETS—100.0%		$376,580

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2023 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$12,835	$162,652	$—	$175,487
Latin America	15,318	—	—	15,318
Middle East/Central Asia	1,444	16,209	—	17,653
North America	11,160	—	—	11,160
Pacific Basin	14,966	131,404	—	146,370
Preferred Stocks
Europe	—	7,404	—	7,404
Total Investments in Securities	$55,723	$317,669	$—	$373,392
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2023, the aggregate value of these securities was $27,913 or 7% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Financial Statements.

Harbor International Small Cap Fund
Portfolio of Investments—April 30, 2023 (Unaudited)

Subadvisor: Cedar Street Asset Management LLC

REGION BREAKDOWN (% of investments)
(Excludes derivatives)

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2023, 30.9% of the Fund’s investments were denominated in Euro and 25.4% were denominated in Japanese Yen. No other foreign currency denomination comprised more than 25% of the Fund’s net assets.

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—94.9%
Shares		Value
AIR FREIGHT & LOGISTICS—1.5%
9,771,800	Singapore Post Ltd. (Singapore)	$3,743
AUTO COMPONENTS—0.7%
1,647,230	Johnson Electric Holdings Ltd. (Hong Kong)	1,842
BANKS—1.5%
1,975,665	Virgin Money UK plc (United Kingdom)	3,883
BEVERAGES—1.9%
231,191	A.G. Barr plc (United Kingdom)	1,460
1,745,278	C&C Group plc (Ireland)*	3,435
		4,895
BUILDING PRODUCTS—1.3%
876,092	Genuit Group plc (United Kingdom)	3,311
CAPITAL MARKETS—1.5%
1,773,798	TP ICAP Group plc (Jersey)	3,794
CHEMICALS—2.4%
204,994	Neo Performance Materials Inc. (Canada)	1,359
220,271	Victrex plc (United Kingdom)	4,654
		6,013
COMMERCIAL SERVICES & SUPPLIES—4.5%
170,586	ISS AS (Denmark)*	3,567
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
109,942	Loomis AB (Sweden)	$3,519
2,169,032	Serco Group plc (United Kingdom)	4,149
		11,235
CONSTRUCTION & ENGINEERING—1.6%
957,551	Maire Tecnimont SpA (Italy)	4,110
CONSUMER FINANCE—1.5%
46,508	Cembra Money Bank AG (Switzerland)	3,735
CONTAINERS & PACKAGING—3.2%
331,688	Fuji Seal International Inc. (Japan)	3,770
407,781	Transcontinental Inc. (Canada)	4,391
		8,161
DISTRIBUTORS—4.5%
858,516	Bapcor Ltd. (Australia)	3,746
402,078	Inchcape plc (United Kingdom)	4,093
88,616	PALTAC Corp. (Japan)	3,400
		11,239
DIVERSIFIED FINANCIAL SERVICES—0.9%
243,898	BFF Bank SpA (Italy)[1]	2,347
ELECTRICAL EQUIPMENT—1.3%
79,726	Mersen SA (France)	3,216

Harbor International Small Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—9.2%
181,877	Amano Corp. (Japan)	$3,703
319,961	Anritsu Corp. (Japan)	2,930
74,118	AT&S Austria Technologie + Systemtechnik AG (Austria)	2,267
93,021	Daiwabo Holdings Co. Ltd. (Japan)	1,755
48,611	Landis+Gyr Group AG (Switzerland)*	4,027
185,172	Optex Group Co. Ltd. (Japan)	2,787
171,153	Topcon Corp. (Japan)	2,438
254,520	Venture Corp. Ltd. (Singapore)	3,252
		23,159
ENERGY EQUIPMENT & SERVICES—1.6%
186,135	Technip Energies NV (France)	4,130
FINANCIAL SERVICES—1.1%
393,108	Illimity Bank Spa (Italy)*	2,774
FOOD & STAPLES RETAILING—0.9%
242,652	Qol Holdings Co. Ltd. (Japan)	2,225
FOOD PRODUCTS—8.1%
105,515	Ariake Japan Co. Ltd. (Japan)	4,279
2,510,579	Aryzta AG (Switzerland)*	4,461
508,336	AustAsia Group Ltd. (Singapore)*	207
554,156	Elders Ltd. (Australia)	2,984
290,098	Glanbia plc (Ireland)	4,399
890,482	Japfa Ltd. (Singapore)	141
133,805	Morinaga & Co. Ltd. (Japan)	3,965
		20,436
GAS UTILITIES—1.8%
152,160	Rubis SCA (France)	4,497
HEALTH CARE EQUIPMENT & SUPPLIES—5.8%
218,902	Ansell Ltd. (Australia)	3,895
847,218	Arjo AB B Shares (Sweden)	3,758
292,217	Eiken Chemical Co. Ltd. (Japan)	3,398
122,720	JEOL Ltd. (Japan)	3,581
		14,632
HEALTH CARE PROVIDERS & SERVICES—1.7%
228,674	Fagron NV (Belgium)	4,251
HOTELS, RESTAURANTS & LEISURE—2.8%
200,205	RESORTTRUST, Inc. (Japan)	3,306
867,862	Round One Corp. (Japan)	3,754
		7,060
INDUSTRIAL CONGLOMERATES—0.9%
78,519	Indus Holding AG (Germany)	2,326
INSURANCE—4.7%
99,478	ASR Nederland NV (Netherlands)	4,376
223,303	Coface SA (France)	3,418
839,789	Direct Line Insurance Group plc (United Kingdom)	1,815
1,165,313	Mapfre SA (Spain)	2,334
		11,943
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—1.7%
137,475	Tietoevry OYJ (Finland)	$4,393
LEISURE PRODUCTS—2.4%
161,400	Globeride Inc. (Japan)	2,959
111,137	Spin Master Corp. (Canada)[1]	3,162
		6,121
MACHINERY—9.7%
162,108	Construcciones y Auxiliar de Ferrocarrilies SA (Spain)	5,031
407,169	Husqvarna AB (Sweden)	3,514
23,540	Krones AG (Germany)	3,093
213,900	METAWATER Co. Ltd. (Japan)	2,819
142,340	Nabtesco Corp. (Japan)	3,431
129,250	Norma Group SE (Germany)	3,075
252,600	OSG Corp. (Japan)	3,548
		24,511
MEDIA—4.4%
811,225	Atresmedia Corp. de Medios de Comunicacion SA (Spain)	3,244
129,665	Criteo SA ADR (France)*,2	4,078
77,776	RTL Group SA (Luxembourg)	3,646
		10,968
PERSONAL PRODUCTS—1.4%
418,336	Ontex Group NV (Belgium)*	3,588
PROFESSIONAL SERVICES—1.2%
206,762	Open Up Group Inc. (Japan)	3,063
ROAD & RAIL—1.4%
724,198	Redde Northgate plc (United Kingdom)	3,425
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
421,046	X-FAB Silicon Foundries SE (Belgium)*,1	3,586
SOFTWARE—2.7%
295,555	Computer Engineering & Consulting Ltd. (Japan)	3,073
437,092	TomTom NV (Netherlands)*	3,747
		6,820
TEXTILES, APPAREL & LUXURY GOODS—1.7%
4,243,253	Coats Group plc (United Kingdom)	4,178
TOTAL COMMON STOCKS
(Cost $223,158)		239,610
TOTAL INVESTMENTS—94.9%
(Cost $223,158)		239,610
CASH AND OTHER ASSETS, LESS LIABILITIES—5.1%		12,747
TOTAL NET ASSETS—100.0%		$252,357

Harbor International Small Cap Fund
Portfolio of Investments—Continued

RIGHTS/WARRANTS
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Mersen SA Right	79,726	EUR 28.00	05/02/2023	$ —	$127

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2023 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Europe	$4,398	$142,306	$—	$146,704
North America	8,912	—	—	8,912
Pacific Basin	—	83,994	—	83,994
Total Investments in Securities	$13,310	$226,300	$—	$239,610
Financial Derivative Instruments - Assets
Rights/Warrants	$127	$—	$—	$127
Total Investments	$13,437	$226,299	$—	$239,737
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2023, the aggregate value of these securities was $9,095 or 4% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

EUR	EURO
The accompanying notes are an integral part of the Financial Statements.

Harbor Large Cap Value Fund
Portfolio of Investments—April 30, 2023 (Unaudited)

Subadvisor: Aristotle Capital Management, LLC

Sector Allocation (% of investments)

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—97.4%
Shares		Value
AEROSPACE & DEFENSE—2.0%
176,000	General Dynamics Corp.	$38,428
AUTO COMPONENTS—1.9%
2,307,000	Cie Generale des Etablissements Michelin SCA ADR (France),1	36,543
BANKS—6.2%
420,000	Commerce Bancshares Inc.	23,457
301,000	Cullen/Frost Bankers Inc.	33,185
4,072,000	Mitsubishi UFJ Financial Group Inc. ADR (Japan)[1]	25,572
267,000	PNC Financial Services Group Inc.	34,777
		116,991
BEVERAGES—4.5%
742,000	Coca-Cola Co.	47,599
163,000	Constellation Brands Inc.	37,404
		85,003
BIOTECHNOLOGY—2.5%
193,000	Amgen Inc.	46,270
CAPITAL MARKETS—4.7%
168,000	Ameriprise Financial Inc.	51,260
421,000	Blackstone Group Inc.	37,608
		88,868
CHEMICALS—7.8%
1,181,000	Corteva Inc.	72,183
226,000	Ecolab Inc.	37,932
449,000	RPM International Inc.	36,831
		146,946
CONSTRUCTION MATERIALS—2.7%
138,000	Martin Marietta Materials Inc.	50,122
CONSUMER FINANCE—2.2%
428,000	Capital One Financial Corp.	41,644
CONSUMER STAPLES DISTRIBUTION—2.1%
508,000	Sysco Corp.	38,984
COMMON STOCKS—Continued
Shares		Value
ELECTRIC UTILITIES—2.6%
688,000	Xcel Energy Inc.	$48,098
ENTERTAINMENT—2.1%
495,000	Activision Blizzard Inc.*	38,466
GAS UTILITIES—2.6%
425,000	Atmos Energy Corp.	48,510
HEALTH CARE EQUIPMENT & SUPPLIES—4.0%
539,000	Alcon Inc. (Switzerland)	39,067
388,000	Medtronic plc (Ireland)	35,288
		74,355
HOUSEHOLD DURABLES—5.5%
499,000	Lennar Corp. Class A	56,292
7,126	Lennar Corp. Class B	697
523,000	Sony Corp. ADR (Japan)[1]	46,898
		103,887
HOUSEHOLD PRODUCTS—2.4%
284,000	Procter & Gamble Co.	44,412
INDUSTRIAL CONGLOMERATES—2.5%
230,000	Honeywell International Inc.	45,963
INSURANCE—2.1%
378,000	Cincinnati Financial Corp	40,234
LIFE SCIENCES TOOLS & SERVICES—2.7%
216,000	Danaher Corp.	51,173
MACHINERY—6.6%
310,000	Oshkosh Corp.	23,721
172,000	Parker-Hannifin Corp.	55,880
424,000	Xylem Inc.	44,028
		123,629
OIL, GAS & CONSUMABLE FUELS—4.3%
1,774,000	Coterra Energy Inc.	45,414
353,000	Phillips 66	34,947
		80,361

Harbor Large Cap Value Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—2.8%
462,000	Merck & Co. Inc.	$53,347
RESIDENTIAL REITs—1.5%
410,000	Equity Lifestyle Properties Inc.	28,249
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.0%
694,000	Microchip Technology Inc.	50,655
368,000	QUALCOMM Inc.	42,982
		93,637
SOFTWARE—12.1%
136,000	Adobe Inc.*	51,348
174,000	ANSYS Inc.*	54,622
216,000	Autodesk Inc.*	42,075
254,000	Microsoft Corp.	78,044
		226,089
COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITs—2.0%
306,000	Crown Castle International Corp.	$37,666
TOTAL COMMON STOCKS
(Cost $1,340,168)		1,827,875
TOTAL INVESTMENTS—97.4%
(Cost $1,340,168)		1,827,875
CASH AND OTHER ASSETS, LESS LIABILITIES—2.6%		48,403
TOTAL NET ASSETS—100.0%		$1,876,278

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Financial Statements.

Harbor Mid Cap Fund
Portfolio of Investments—April 30, 2023 (Unaudited)

Subadvisor: EARNEST Partners, LLC

Sector Allocation (% of investments)

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—98.0%
Shares		Value
AEROSPACE & DEFENSE—6.8%
6,728	General Dynamics Corp.	$1,469
25,986	Hexcel Corp.	1,873
42,515	Spirit AeroSystems Holdings Inc.	1,265
15,120	Woodward Inc.	1,452
		6,059
BANKS—1.2%
93,554	KeyCorp	1,053
BUILDING PRODUCTS—2.2%
37,683	Masco Corp.	2,016
CAPITAL MARKETS—7.3%
16,738	Houlihan Lokey Inc.	1,529
16,761	Intercontinental Exchange Inc.	1,826
18,565	Raymond James Financial Inc.	1,681
25,107	Stifel Financial Corp.	1,506
		6,542
CHEMICALS—4.2%
7,653	Albemarle Corp.	1,420
10,219	Eastman Chemical Co.	861
22,726	Scotts Miracle-Gro Co.	1,518
		3,799
COMMERCIAL SERVICES & SUPPLIES—4.0%
18,426	Republic Services Inc.	2,665
20,437	Stericycle Inc.*	933
		3,598
COMMUNICATIONS EQUIPMENT—1.0%
19,143	Lumentum Holdings Inc.*	924
CONSUMER STAPLES DISTRIBUTION—1.4%
16,230	Sysco Corp.	1,245
CONTAINERS & PACKAGING—2.7%
7,907	Packaging Corp. of America	1,070
28,159	Sealed Air Corp.	1,351
		2,421
COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—1.9%
38,562	Sensata Technologies Holding plc (United Kingdom)	$1,675
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.8%
12,508	Arrow Electronics Inc.*	1,431
13,802	Keysight Technologies Inc.*	1,997
		3,428
ENERGY EQUIPMENT & SERVICES—1.9%
34,955	ChampionX Corp.	947
21,755	Helmerich & Payne Inc.	721
		1,668
ENTERTAINMENT—1.7%
19,882	Activision Blizzard Inc.*	1,545
FINANCIAL SERVICES—1.6%
12,970	Global Payments Inc.	1,462
GROUND TRANSPORTATION—1.5%
43,833	CSX Corp.	1,343
HEALTH CARE EQUIPMENT & SUPPLIES—1.4%
30,101	Dentsply Sirona Inc.	1,262
HEALTH CARE PROVIDERS & SERVICES—2.8%
8,439	AmerisourceBergen Corp.	1,408
4,855	Laboratory Corp. of America Holdings	1,101
		2,509
HOTELS, RESTAURANTS & LEISURE—2.4%
14,149	Darden Restaurants Inc.	2,150
HOUSEHOLD DURABLES—2.0%
16,484	D.R. Horton Inc.	1,810
INDUSTRIAL REITs—1.8%
53,496	Americold Realty Trust Inc.	1,583
INSURANCE—6.5%
12,831	Reinsurance Group of America Inc.	1,826

Harbor Mid Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
9,704	RenaissanceRe Holdings Ltd. (Bermuda)	$2,090
13,825	The Progressive Corp.	1,886
		5,802
IT SERVICES—1.4%
15,097	Akamai Technologies Inc.*	1,237
LIFE SCIENCES TOOLS & SERVICES—5.5%
14,056	Agilent Technologies Inc.	1,904
3,445	Bio-Rad Laboratories Inc.*	1,553
36,712	Syneos Health Inc.*	1,441
		4,898
MACHINERY—4.9%
5,849	Cummins Inc.	1,375
8,762	Dover Corp.	1,281
6,659	Snap-on Inc.	1,727
		4,383
MULTI-UTILITIES—1.4%
13,409	WEC Energy Group Inc.	1,289
OFFICE REITs—1.0%
16,137	Boston Properties Inc.	861
OIL, GAS & CONSUMABLE FUELS—2.8%
63,761	Coterra Energy Inc.	1,632
22,865	Murphy Oil Corp.	840
		2,472
PHARMACEUTICALS—1.4%
25,084	Catalent Inc.*	1,257
PROFESSIONAL SERVICES—1.4%
8,462	Broadridge Financial Solutions Inc.	1,230
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.3%
27,534	CBRE Group Inc.*	$2,111
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.8%
10,242	Applied Materials Inc.	1,158
22,009	Entegris Inc.	1,649
14,542	Skyworks Solutions Inc.	1,540
		4,347
SOFTWARE—5.9%
6,474	ANSYS Inc.*	2,032
20,992	Black Knight Inc.*	1,147
5,711	Synopsys Inc.*	2,121
		5,300
SPECIALIZED REITs—1.2%
4,277	SBA Communications Corp.	1,116
SPECIALTY RETAIL—0.8%
8,839	TJX Companies Inc.	697
TRADING COMPANIES & DISTRIBUTORS—3.1%
37,383	Air Lease Corp.	1,503
11,236	GATX Corp.	1,280
		2,783
TOTAL COMMON STOCKS
(Cost $85,177)		87,875
TOTAL INVESTMENTS—98.0%
(Cost $85,177)		87,875
CASH AND OTHER ASSETS, LESS LIABILITIES—2.0%		1,821
TOTAL NET ASSETS—100.0%		$89,696

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

Harbor Mid Cap Value Fund
Portfolio of Investments—April 30, 2023 (Unaudited)

Subadvisor: LSV Asset Management

Sector Allocation (% of investments)

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—99.0%
Shares		Value
AEROSPACE & DEFENSE—1.4%
3,700	Huntington Ingalls Industries Inc.	$746
15,200	Moog Inc.	1,370
25,300	Textron Inc.	1,693
		3,809
AUTO COMPONENTS—1.3%
137,900	American Axle & Manufacturing Holdings Inc.*	986
36,000	BorgWarner Inc.	1,733
68,900	Goodyear Tire & Rubber Co.*	735
		3,454
AUTOMOBILES—1.3%
62,200	Harley-Davidson Inc.	2,308
17,400	THOR Industries Inc.	1,375
		3,683
BANKS—3.5%
83,200	Citizens Financial Group Inc.	2,574
42,800	Fifth Third Bancorp	1,121
127,600	KeyCorp	1,437
170,600	Regions Financial Corp.	3,115
52,900	Zions Bancorporation	1,474
		9,721
BEVERAGES—1.6%
72,300	Molson Coors Beverage Co.	4,300
BIOTECHNOLOGY—1.4%
176,100	Ironwood Pharmaceuticals Inc.*	1,833
8,800	United Therapeutics Corp.*	2,025
		3,858
BROADLINE RETAIL—1.4%
44,700	eBay Inc.	2,076
20,400	Kohl's Corp.	449
82,300	Macy's Inc.	1,345
		3,870
BUILDING PRODUCTS—1.5%
39,600	Owens Corning	4,230
COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—3.8%
11,700	Ameriprise Financial Inc.	$3,570
60,800	Bank of New York Mellon Corp.	2,589
30,900	Jefferies Financial Group Inc.	990
24,600	Lazard Ltd. (Bermuda)	770
34,300	State Street Corp.	2,479
		10,398
CHEMICALS—3.4%
56,013	Chemours Co.	1,629
14,300	Eastman Chemical Co.	1,205
95,300	Huntsman Corp.	2,553
16,170	Ingevity Corp.*	1,160
52,300	Koppers Holdings Inc.	1,716
12,600	LyondellBasell Industries N.V. (Netherlands)	1,192
		9,455
CONSUMER FINANCE—3.0%
117,500	Ally Financial Inc.	3,100
10,900	Discover Financial Services	1,128
166,600	Navient Corp.	2,755
46,400	Synchrony Financial	1,369
		8,352
CONSUMER STAPLES DISTRIBUTION—3.3%
14,329	Ingles Markets Inc.	1,319
87,900	Kroger Co.	4,275
71,500	Sprouts Farmers Market Inc.*	2,478
31,500	Walgreens Boots Alliance Inc.	1,110
		9,182
CONTAINERS & PACKAGING—3.2%
33,400	Berry Global Group Inc.	1,931
30,010	Greif Inc.	1,884
78,400	O-I Glass Inc.*	1,762
37,300	Silgan Holdings Inc.	1,837
45,900	WestRock Co.	1,374
		8,788
DIVERSIFIED CONSUMER SERVICES—0.5%
36,800	H&R Block Inc.	1,248

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRIC UTILITIES—1.1%
88,600	NRG Energy Inc.	$3,028
ELECTRICAL EQUIPMENT—1.0%
21,800	Atkore Inc.*	2,754
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.7%
23,300	Arrow Electronics Inc.*	2,666
24,200	Avnet Inc.	998
41,300	Jabil Inc.	3,228
21,400	Methode Electronics Inc.	877
37,427	Sanmina Corp.*	1,956
10,300	SYNNEX Corp.	917
69,900	TTM Technologies Inc.*	826
69,800	Vishay Intertechnology Inc.	1,486
		12,954
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.1%
99,400	Brandywine Realty Trust	390
121,600	Brixmor Property Group Inc.	2,594
		2,984
FINANCIAL SERVICES—3.3%
79,987	Banco Latinoamericano de Comercio Exterior SA (Panama)	1,440
132,900	MGIC Investment Corp.	1,976
19,700	PennyMac Financial Services Inc.	1,231
77,000	Radian Group Inc.	1,869
16,300	Voya Financial Inc.	1,247
117,600	Western Union Co.	1,285
		9,048
FOOD PRODUCTS—2.8%
24,900	Archer Daniels Midland Co.	1,944
47,700	Conagra Brands Inc.	1,811
23,800	Ingredion Inc.	2,527
23,300	Tyson Foods Inc.	1,456
		7,738
GAS UTILITIES—1.8%
40,000	National Fuel Gas Co.	2,236
78,200	UGI Corp.	2,650
		4,886
GROUND TRANSPORTATION—0.8%
26,268	Ryder System Inc.	2,079
HEALTH CARE PROVIDERS & SERVICES—4.6%
41,800	Cardinal Health Inc.	3,432
34,359	Centene Corp.*	2,368
16,600	DaVita Inc.*	1,500
4,800	Laboratory Corp. of America Holdings	1,088
7,000	McKesson Corp.	2,550
11,200	Universal Health Services Inc.	1,684
		12,622
HEALTH CARE REITs—0.9%
114,400	Medical Properties Trust Inc.	1,003
50,900	Omega Healthcare Investors Inc.	1,362
		2,365
HOTEL & RESORT REITs—1.0%
137,900	Hersha Hospitality Trust	869
COMMON STOCKS—Continued
Shares		Value
HOTEL & RESORT REITs—Continued
80,100	Sabra Health Care REIT Inc.	$913
102,411	Service Properties Trust	898
		2,680
HOTELS, RESTAURANTS & LEISURE—0.6%
56,500	Bloomin' Brands Inc.	1,399
19,900	Ruth S Hospitality Group Inc.	322
		1,721
HOUSEHOLD DURABLES—4.8%
49,557	Ethan Allen Interiors Inc.	1,384
11,400	Meritage Homes Corp.	1,460
53,900	PulteGroup Inc.	3,620
53,700	Toll Brothers Inc.	3,432
23,500	Whirlpool Corp.	3,280
		13,176
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.2%
142,700	Vistra Corp.	3,405
INSURANCE—6.6%
48,300	Aflac Inc.	3,374
9,200	American Financial Group Inc.	1,129
34,900	American International Group Inc.	1,851
21,800	First American Financial Corp.	1,256
62,400	Hartford Financial Services Group Inc.	4,430
35,800	Lincoln National Corp.	778
129,100	Old Republic International Corp.	3,262
37,000	Universal Insurance Holdings Inc.	571
37,000	Unum Group	1,561
		18,212
IT SERVICES—0.6%
73,300	DXC Technology Co.*	1,748
LEISURE PRODUCTS—0.6%
19,500	Brunswick Corp.	1,654
MACHINERY—6.8%
32,700	AGCO Corp.	4,053
67,000	Allison Transmission Holdings Inc.	3,269
17,600	Cummins Inc.	4,137
17,700	Snap-on Inc.	4,591
24,500	Timken Co.	1,883
70,400	Titan International Inc.*	687
		18,620
MEDIA—2.3%
64,500	Fox Corp.	2,145
15,600	Nexstar Media Group Inc.	2,706
78,300	TEGNA Inc.	1,339
		6,190
METALS & MINING—1.2%
13,000	Reliance Steel & Aluminum Co.	3,221
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.3%
41,650	Annaly Capital Management Inc.	832
OFFICE REITs—0.8%
240,078	Franklin Street Properties Corp.	278
52,750	Office Properties Income Trust	344

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
OFFICE REITs—Continued
139,000	Paramount Group Inc.	$602
138,248	Piedmont Office Realty Trust Inc.	900
		2,124
OIL, GAS & CONSUMABLE FUELS—4.5%
55,700	APA Corp.	2,053
33,200	Devon Energy Corp.	1,774
60,500	HF Sinclair Corp.	2,669
22,200	Marathon Petroleum Corp.	2,708
19,500	Phillips 66	1,930
10,700	Valero Energy Corp.	1,227
3,636	Vitesse Energy Inc.	67
		12,428
PAPER & FOREST PRODUCTS—0.3%
17,200	Sylvamo Corp.	788
PASSENGER AIRLINES—1.1%
36,000	Alaska Air Group Inc.*	1,564
31,500	United Airlines Holdings Inc.*	1,380
		2,944
PHARMACEUTICALS—2.0%
26,800	Jazz Pharmaceuticals plc (Ireland)*	3,765
13,800	Prestige Consumer Healthcare Inc.*	849
93,493	Viatris Inc.	872
		5,486
PROFESSIONAL SERVICES—0.8%
27,500	ManpowerGroup Inc.	2,082
RETAIL REITs—1.8%
19,400	Simon Property Group Inc.	2,198
95,800	SITE Centers Corp.	1,182
82,900	Tanger Factory Outlet Centers Inc.	1,626
		5,006
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
123,600	Amkor Technology Inc.	$2,765
25,600	Diodes Inc.*	2,040
		4,805
SPECIALTY RETAIL—4.1%
24,100	Best Buy Co. Inc.	1,796
9,500	Dick's Sporting Goods Inc.	1,378
67,500	Foot Locker Inc.	2,834
6,800	Group 1 Automotive Inc.	1,526
36,200	ODP Corp.*	1,564
15,700	Penske Automotive Group Inc.	2,176
		11,274
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.4%
147,900	HP Inc.	4,394
11,300	Seagate Technology Holdings plc (Ireland)	664
93,900	Xerox Holdings Corp.	1,472
		6,530
TEXTILES, APPAREL & LUXURY GOODS—0.5%
25,800	Capri Holdings Ltd. (Virgin Islands)*	1,071
28,100	G-III Apparel Group Ltd.*	441
		1,512
TRADING COMPANIES & DISTRIBUTORS—0.3%
10,758	Triton International Ltd. (Bermuda)	889
TOTAL COMMON STOCKS
(Cost $251,595)		272,133
TOTAL INVESTMENTS—99.0%
(Cost $251,595)		272,133
CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		2,675
TOTAL NET ASSETS—100.0%		$274,808

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

Harbor Small Cap Growth Fund
Portfolio of Investments—April 30, 2023 (Unaudited)

Subadvisor: Westfield Capital Management Company, L.P.

Sector Allocation (% of investments)

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—95.6%
Shares		Value
AEROSPACE & DEFENSE—2.3%
319,156	Hexcel Corp.	$23,005
AUTO COMPONENTS—1.3%
94,730	Visteon Corp.*	13,299
BIOTECHNOLOGY—11.8%
398,010	89bio Inc.*	6,360
1,082,901	Alkermes plc*	30,917
178,931	Apellis Pharmaceuticals Inc.*	14,928
285,150	Ascendis Pharma AS ADR (Denmark)*,1	19,949
246,370	Iveric Bio Inc.*	8,103
140,933	Prometheus Biosciences Inc.*	27,334
654,185	Rocket Pharmaceuticals Inc.*	11,723
		119,314
BUILDING PRODUCTS—2.0%
204,660	AAON Inc.	20,057
CAPITAL MARKETS—0.9%
428,537	StepStone Group Inc.	9,441
CHEMICALS—3.3%
417,350	Avient Corp.	16,072
557,150	Axalta Coating Systems Ltd. (Bermuda)*	17,589
		33,661
COMMERCIAL SERVICES & SUPPLIES—2.0%
228,940	Casella Waste Systems Inc.*	20,376
COMMUNICATIONS EQUIPMENT—1.6%
119,413	F5 Networks Inc.*	16,044
CONSTRUCTION & ENGINEERING—1.9%
420,219	Willscot Mobile Mini Holdings Corp.*	19,078
CONTAINERS & PACKAGING—0.2%
441,691	Ranpak Holdings Corp.*	1,802
ELECTRICAL EQUIPMENT—3.7%
83,235	Atkore Inc.*	10,515
COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—Continued
101,343	Encore Wire Corp.	$15,843
259,690	Sensata Technologies Holding plc (United Kingdom)	11,284
		37,642
ENERGY EQUIPMENT & SERVICES—2.1%
310,320	ChampionX Corp.	8,403
1,584,760	Nextier Oilfield Solutions Inc.*	12,805
		21,208
FINANCIAL SERVICES—5.2%
670,888	Flywire Corp.*	19,570
305,500	Shift4 Payments Inc.*	20,703
70,741	WEX Inc.*	12,546
		52,819
GROUND TRANSPORTATION—3.0%
99,910	Saia Inc.*	29,750
HEALTH CARE EQUIPMENT & SUPPLIES—5.4%
192,700	Haemonetics Corp.*	16,131
90,330	Inspire Medical Systems Inc.*	24,175
171,660	Lantheus Holdings Inc.*	14,668
		54,974
HEALTH CARE PROVIDERS & SERVICES—4.3%
226,338	Amedisys Inc.*	18,175
776,527	Option Care Health Inc.*	24,965
		43,140
HEALTH CARE TECHNOLOGY—1.2%
971,420	Veradigm Inc*	12,133
HOTELS, RESTAURANTS & LEISURE—8.6%
68,336	Churchill Downs Inc.	19,990
222,030	Planet Fitness Inc.*	18,460
191,390	Texas Roadhouse Inc.	21,172
136,380	Wingstop Inc.	27,291
		86,913
INDUSTRIAL REITs—1.1%
311,300	STAG Industrial Inc.	10,544

Harbor Small Cap Growth Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INSURANCE—4.5%
64,304	Kinsale Capital Group Inc.	$21,009
158,184	Palomar Holdings Inc.*	7,950
92,070	Primerica Inc.	16,804
		45,763
LEISURE PRODUCTS—1.3%
178,323	BRP Inc. (Canada)	13,333
LIFE SCIENCES TOOLS & SERVICES—3.4%
303,530	Azenta Inc.*	13,200
46,371	Bio-Rad Laboratories Inc.*	20,904
		34,104
MACHINERY—4.2%
263,604	ITT Inc.	22,259
117,670	Lincoln Electric Holdings Inc.	19,745
		42,004
OIL, GAS & CONSUMABLE FUELS—3.8%
624,080	Northern Oil And Gas Inc.	20,701
275,700	PDC Energy Inc.	17,934
		38,635
PHARMACEUTICALS—1.0%
897,936	Innoviva Inc.*	10,533
PROFESSIONAL SERVICES—1.5%
167,418	WNS Holdings Ltd. ADR (India)*,1	15,096
RETAIL REITs—1.6%
424,720	Spirit Realty Capital Inc.	16,335
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.7%
33,345	Impinj Inc.*	$2,946
192,050	Macom Technology Solutions Holdings Inc.*	11,204
156,271	Onto Innovation Inc.*	12,655
83,376	Synaptics Inc.*	7,384
98,500	Universal Display Corp.	13,146
		47,335
SOFTWARE—7.1%
496,349	Box Inc.*	13,134
254,570	Dynatrace Inc.*	10,763
737,829	Samsara Inc.*	13,318
607,100	Smartsheet Inc.*	24,812
268,270	Tenable Holdings Inc.*	9,923
		71,950
SPECIALTY RETAIL—0.6%
295,675	National Vision Holdings Inc.*	6,221
TOTAL COMMON STOCKS
(Cost $885,530)		966,509
TOTAL INVESTMENTS—95.6%
(Cost $885,530)		966,509
CASH AND OTHER ASSETS, LESS LIABILITIES—4.4%		44,790
TOTAL NET ASSETS—100.0%		$1,011,299

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Financial Statements.

Harbor Small Cap Value Fund
Portfolio of Investments—April 30, 2023 (Unaudited)

Subadvisor: EARNEST Partners LLC

Sector Allocation (% of investments)

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—96.6%
Shares		Value
AEROSPACE & DEFENSE—8.9%
830,577	AAR Corp.*	$43,838
810,501	Hexcel Corp.	58,421
422,745	Moog Inc.	38,093
1,078,062	Parsons Corp.*	46,896
		187,248
BANKS—10.5%
842,623	Enterprise Financial Services Corp.	36,031
1,000,938	First Merchants Corp.	29,207
832,298	Heartland Financial USA Inc.	27,100
620,337	South State Corp.	42,791
1,256,191	Trustmark Corp.	30,010
859,831	United Bankshares Inc.	28,486
1,134,587	United Community Banks	28,251
		221,876
CAPITAL MARKETS—4.5%
699,222	Houlihan Lokey Inc.	63,895
514,522	Stifel Financial Corp.	30,856
		94,751
CHEMICALS—4.0%
595,974	Cabot Corp.	42,767
623,399	Scotts Miracle-Gro Co.	41,649
		84,416
COMMERCIAL SERVICES & SUPPLIES—4.6%
896,542	Casella Waste Systems Inc.*	79,792
2,059,236	Steelcase Inc.	16,474
		96,266
CONSUMER FINANCE—2.1%
438,233	FirstCash Holdings Inc.	45,151
ELECTRICAL EQUIPMENT—1.7%
441,101	EnerSys	36,598
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—7.5%
360,223	Advanced Energy Industries Inc.	31,159
747,405	CTS Corp.	29,306
169,786	Littelfuse Inc.	41,129
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
678,573	Methode Electronics Inc.	$27,815
340,720	Plexus Corp.*	29,803
		159,212
ENERGY EQUIPMENT & SERVICES—3.5%
1,981,537	Archrock Inc.	20,390
436,883	Core Laboratories NV (Netherlands)	9,834
456,014	DMC Global Inc.*	8,637
1,938,456	Oceaneering International Inc.*	34,369
		73,230
FOOD PRODUCTS—2.4%
844,344	Darling Ingredients Inc.*	50,298
GROUND TRANSPORTATION—1.1%
297,700	Ryder System Inc.	23,566
HEALTH CARE EQUIPMENT & SUPPLIES—5.4%
563,852	CONMED Corp.	70,803
521,979	Integer Holdings Corp.*	42,985
		113,788
HEALTH CARE PROVIDERS & SERVICES—1.5%
2,146,424	Pediatrix Medical Group Inc.*	30,758
HOTEL & RESORT REITs—1.0%
1,489,074	Pebblebrook Hotel Trust	21,190
HOTELS, RESTAURANTS & LEISURE—4.8%
1,211,420	Cheesecake Factory Inc.	40,812
384,314	Cracker Barrel Old Country Store Inc.	40,799
5,121,706	Sabre Corp.*	20,487
		102,098
HOUSEHOLD DURABLES—2.9%
258,121	Helen of Troy Ltd.*	25,900
274,666	Meritage Homes Corp.	35,171
		61,071
INDUSTRIAL REITs—1.9%
1,170,724	STAG Industrial Inc.	39,652

Harbor Small Cap Value Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INSURANCE—3.7%
540,908	Horace Mann Educators Corp.	$16,920
337,852	Reinsurance Group of America Inc.	48,083
454,867	United Fire Group Inc.	12,236
		77,239
MACHINERY—10.0%
456,014	Albany International Corp.	41,593
1,283,724	Flowserve Corp.	42,864
667,100	Franklin Electric Co. Inc.	59,686
582,415	SPX Technologies Inc.*	37,088
398,704	Timken Co.	30,640
		211,871
OFFICE REITs—1.2%
1,134,014	Corporate Office Properties Trust	25,958
PROFESSIONAL SERVICES—1.1%
258,582	Trinet Group Inc.*	23,991
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.5%
1,046,826	Amkor Technology Inc.	23,417
414,715	Diodes Inc.*	33,053
270,167	Entegris Inc.	20,241
1,469,572	FormFactor Inc.*	40,134
		116,845
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—3.6%
1,338,790	Box Inc.*	$35,424
647,184	Envestnet Inc.*	41,019
		76,443
TEXTILES, APPAREL & LUXURY GOODS—1.2%
1,439,745	Wolverine World Wide Inc.	24,101
TRADING COMPANIES & DISTRIBUTORS—2.0%
372,268	GATX Corp.	42,405
TOTAL COMMON STOCKS
(Cost $1,623,485)		2,040,022
TOTAL INVESTMENTS—96.6%
(Cost $1,623,485)		2,040,022
CASH AND OTHER ASSETS, LESS LIABILITIES—3.4%		72,786
TOTAL NET ASSETS—100.0%		$2,112,808

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Harbor Funds
StatementS of Assets and Liabilities—April 30, 2023 (Unaudited)

(All amounts in thousands, except per share amounts)

	Harbor Capital Appreciation Fund	Harbor Convertible Securities Fund	Harbor Core Bond Fund	Harbor Core Plus Fund	Harbor Disruptive Innovation Fund	Harbor Diversified International All Cap Fund	Harbor Global Leaders Fund
ASSETS
Investments, at identified cost	$12,963,266	$39,292	$107,831	$1,109,790	$86,618	$887,711	$58,144
Investments, at value (Including securities loaned of $0, $0, $0, $0, $0, $9,176 and $0)	$22,452,637	$38,411	$104,930	$1,011,874	$79,352	$988,817	$66,134
Cash	96,262	236	2,544	16,334	1,038	13,215	452
Foreign currency, at value (cost: $4,228, $0, $0, $3, $0, $2,458 and $0)	4,226	—	—	2	—	2,443	—
Receivables for:
Investments sold	163,757	402	169	3,831	—	13,919	—
Capital shares sold	24,159	—	7	746	19	459	21
Dividends	1,191	2	—	—	4	4,239	33
Interest	—	102	664	6,869	—	—	—
Securities lending income	—	—	—	—	—	3	—
Purchased options, at value (cost: $0, $0, $0, $0, $0, $0 and $0)	—	—	—	—	—	9	—
Withholding tax	963	—	4	—	1	894	7
Prepaid registration fees	69	24	14	20	21	27	24
Prepaid fund insurance	215	2	1	10	1	9	1
Other assets	3,107	32	9	386	68	128	12
Total Assets	22,746,586	39,211	108,342	1,040,072	80,504	1,024,162	66,684
LIABILITIES
Payables for:
Investments purchased	213,919	247	2,493	17,273	—	12,423	—
Capital shares reacquired	22,335	—	508	830	832	136	74
Collateral for securities loaned	—	—	—	—	—	9,176	—
Dividends to shareholders	—	—	5	100	—	—	—
Accrued expenses:
Tax compliance fee payable (see Note 2)	—	—	—	—	—	—	—
Management fees	10,217	17	20	209	47	612	39
12b-1 fees	204	—	—	2	4	4	2
Transfer agent fees	1,423	2	4	83	6	38	5
Trustees' fees and expenses	3,768	30	5	470	64	67	8
Other	1,855	25	26	158	48	691	63
Total Liabilities	253,721	321	3,061	19,125	1,001	23,147	191
NET ASSETS	$22,492,865	$38,890	$105,281	$1,020,947	$79,503	$1,001,015	$66,493
Net Assets Consist of:
Paid-in capital	$14,120,881	$55,406	$114,748	$1,202,333	$210,669	$951,534	$60,675
Total distributable earnings/(loss)	8,371,984	(16,516)	(9,467)	(181,386)	(131,166)	49,481	5,818
	$22,492,865	$38,890	$105,281	$1,020,947	$79,503	$1,001,015	$66,493

The accompanying notes are an integral part of the Financial Statements.

	Harbor Capital Appreciation Fund	Harbor Convertible Securities Fund	Harbor Core Bond Fund	Harbor Core Plus Fund	Harbor Disruptive Innovation Fund	Harbor Diversified International All Cap Fund	Harbor Global Leaders Fund
NET ASSET VALUE PER SHARE BY CLASS
Retirement Class
Net assets	$7,441,421	$10,029	$72,695	$13,270	$10,550	$676,998	$15,684
Shares of beneficial interest[1]	98,798	1,028	8,019	1,289	2,269	57,673	628
Net asset value per share[2]	$75.32	$9.75	$9.06	$10.29	$4.65	$11.74	$24.97
Institutional Class
Net assets	$14,047,453	$27,126	$32,586	$997,110	$51,011	$304,853	$39,099
Shares of beneficial interest[1]	186,931	2,783	3,596	97,023	11,116	25,960	1,575
Net asset value per share[2]	$75.15	$9.75	$9.06	$10.28	$4.59	$11.74	$24.83
Administrative Class
Net assets	$201,939	$68	N/A	$10,567	$2,050	$9,243	$1,008
Shares of beneficial interest[1]	2,800	7	N/A	1,027	528	789	42
Net asset value per share[2]	$72.11	$9.58	N/A	$10.29	$3.88	$11.71	$23.99
Investor Class
Net assets	$802,052	$1,667	N/A	N/A	$15,892	$9,921	$10,702
Shares of beneficial interest[1]	11,561	172	N/A	N/A	4,585	851	457
Net asset value per share[2]	$69.38	$9.70	N/A	N/A	$3.47	$11.66	$23.43

1	Par value $0.01 (unlimited authorizations)
2	Per share amounts can be recalculated to the amounts disclosed herein when total net assets and shares of beneficial interest are not rounded to thousands.

Harbor Funds
StatementS of Assets and Liabilities—April 30, 2023 (Unaudited)—Continued

(All amounts in thousands, except per share amounts)

	Harbor International Fund	Harbor International Core Fund	Harbor International Growth Fund	Harbor International Small Cap Fund	Harbor Large Cap Value Fund	Harbor Mid Cap Fund
ASSETS
Investments, at identified cost	$2,938,262	$145,778	$293,966	$223,158	$1,340,168	$85,177
Investments, at value (Including securities loaned of $4,158, $0, $0, $0, $0 and $0)	$3,469,929	$152,277	$373,392	$239,610	$1,827,875	$87,875
Cash	52,364	1,016	2,508	10,964	30,706	1,998
Foreign currency, at value (cost: $11,222, $100, $6, $842, $0 and $0)	11,188	98	6	843	—	—
Receivables for:
Investments sold	71,450	—	493	660	16,654	—
Capital shares sold	1,313	215	49	766	1,101	—
Dividends	20,432	780	954	1,379	1,463	26
Interest	—	—	—	—	—	—
Securities lending income	39	—	—	1	—	—
Purchased options, at value (cost: $0, $0, $0, $0, $0, and $0)	101	—	—	127	—	—
Withholding tax	4,494	237	273	94	458	—
Prepaid registration fees	51	29	21	36	27	23
Prepaid fund insurance	31	1	4	2	22	1
Other assets	3,875	40	98	20	146	6
Total Assets	3,635,267	154,693	377,798	254,502	1,878,452	89,929
LIABILITIES
Payables for:
Investments purchased	65,792	—	312	1,651	—	—
Capital shares reacquired	694	82	159	119	836	149
Collateral for securities loaned	4,158	—	—	—	—	—
Dividends to shareholders	—	—	—	—	—	—
Accrued expenses:
Tax compliance fee payable (see Note 2)	10,737	—	—	—	—	—
Management fees	2,153	94	232	167	929	55
12b-1 fees	59	2	2	1	6	—
Transfer agent fees	274	12	26	15	80	3
Trustees' fees and expenses	3,630	4	84	8	153	4
Other	2,416	247	403	184	170	22
Total Liabilities	89,913	441	1,218	2,145	2,174	233
NET ASSETS	$3,545,354	$154,252	$376,580	$252,357	$1,876,278	$89,696
Net Assets Consist of:
Paid-in capital	$3,499,036	$151,668	$301,672	$233,267	$1,361,731	$88,246
Total distributable earnings/(loss)	46,318	2,584	74,908	19,090	514,547	1,450
	$3,545,354	$154,252	$376,580	$252,357	$1,876,278	$89,696

The accompanying notes are an integral part of the Financial Statements.

	Harbor International Fund	Harbor International Core Fund	Harbor International Growth Fund	Harbor International Small Cap Fund	Harbor Large Cap Value Fund	Harbor Mid Cap Fund
NET ASSET VALUE PER SHARE BY CLASS
Retirement Class
Net assets	$594,840	$23,669	$78,503	$71,736	$1,169,000	$65,801
Shares of beneficial interest[1]	13,669	2,131	4,985	4,871	60,488	5,319
Net asset value per share[2]	$43.52	$11.11	$15.75	$14.73	$19.33	$12.37
Institutional Class
Net assets	$2,658,846	$119,335	$289,851	$175,143	$678,087	$23,054
Shares of beneficial interest[1]	60,848	10,756	18,440	11,891	35,076	1,864
Net asset value per share[2]	$43.70	$11.10	$15.72	$14.73	$19.33	$12.37
Administrative Class
Net assets	$11,604	N/A	$156	$521	$3,005	N/A
Shares of beneficial interest[1]	263	N/A	10	36	155	N/A
Net asset value per share[2]	$44.09	N/A	$15.68	$14.70	$19.34	N/A
Investor Class
Net assets	$280,064	$11,248	$8,070	$4,957	$26,186	$841
Shares of beneficial interest[1]	6,471	1,020	518	338	1,338	68
Net asset value per share[2]	$43.28	$11.03	$15.58	$14.67	$19.57	$12.32

Harbor Funds
StatementS of Assets and Liabilities—April 30, 2023 (Unaudited)—Continued

(All amounts in thousands, except per share amounts)

	Harbor Mid Cap Value Fund	Harbor Small Cap Growth Fund	Harbor Small Cap Value Fund
ASSETS
Investments, at identified cost	$251,595	$885,530	$1,623,485
Investments, at value (Including securities loaned of $0, $0, and $0)	$272,133	$966,509	$2,040,022
Cash	536	48,613	72,466
Foreign currency, at value (cost: $0, $0, and $0)	—	—	—
Receivables for:
Investments sold	2,193	9,298	1,888
Capital shares sold	79	1,105	1,019
Dividends	263	38	787
Interest	—	—	—
Securities lending income	—	—	—
Purchased options, at value (cost: $0, $0, and $0)	—	—	—
Withholding tax	—	—	—
Prepaid registration fees	26	32	39
Prepaid fund insurance	3	10	23
Other assets	83	102	145
Total Assets	275,316	1,025,707	2,116,389
LIABILITIES
Payables for:
Investments purchased	116	13,122	634
Capital shares reacquired	65	386	1,059
Collateral for securities loaned	—	—	—
Dividends to shareholders	—	—	—
Accrued expenses:
Tax compliance fee payable (see Note 2)	—	—	—
Management fees	172	620	1,308
12b-1 fees	6	2	9
Transfer agent fees	24	60	136
Trustees' fees and expenses	79	130	212
Other	46	88	223
Total Liabilities	508	14,408	3,581
NET ASSETS	$274,808	$1,011,299	$2,112,808
Net Assets Consist of:
Paid-in capital	$239,311	$1,039,285	$1,532,525
Total distributable earnings/(loss)	35,497	(27,986)	580,283
	$274,808	$1,011,299	$2,112,808

The accompanying notes are an integral part of the Financial Statements.

	Harbor Mid Cap Value Fund	Harbor Small Cap Growth Fund	Harbor Small Cap Value Fund
NET ASSET VALUE PER SHARE BY CLASS
Retirement Class
Net assets	$17,373	$352,445	$610,392
Shares of beneficial interest[1]	774	30,076	16,556
Net asset value per share[2]	$22.45	$11.72	$36.87
Institutional Class
Net assets	$227,122	$650,339	$1,459,101
Shares of beneficial interest[1]	10,114	55,998	39,586
Net asset value per share[2]	$22.46	$11.61	$36.86
Administrative Class
Net assets	$3,225	$612	$8,239
Shares of beneficial interest[1]	142	61	226
Net asset value per share[2]	$22.77	$9.96	$36.54
Investor Class
Net assets	$27,088	$7,903	$35,076
Shares of beneficial interest[1]	1,205	880	986
Net asset value per share[2]	$22.48	$8.99	$35.57

Harbor Funds
StatementS of Operations—Period Ended April 30, 2023 (Unaudited)

(All amounts in thousands)

	Harbor Capital Appreciation Fund	Harbor Convertible Securities Fund
Investment Income
Dividends	$83,741	$71
Interest	2,689	929
Net securities lending income	—	—
Foreign taxes withheld	(1,869)	—
Foreign tax reclaims, net of applicable tax compliance fee (see Note 2)	—	—
Total Investment Income	84,561	1,000
Operating Expenses
Management fees	63,897	253
12b-1 fees:
Administrative Class	234	1
Investor Class	951	2
Shareholder communications	356	6
Custodian fees	281	11
Transfer agent fees:
Retirement Class	705	3
Institutional Class	6,650	27
Administrative Class	94	—
Investor Class	798	2
Professional fees	777	29
Trustees' fees and expenses	607	3
Registration fees	90	28
Miscellaneous	267	6
Total expenses	75,707	371
Management fees waived	(4,479)	(17)
Other expenses reimbursed	—	(36)
Net expenses	71,228	318
Net Investment Income/(Loss)	13,333	682
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments (net of foreign capital gains tax: $0, $0, $0, $0, $0, $(1), $0 and $(2))	(27,635)	(10,709)
In-kind redemptions	87,729	—
Foreign currency transactions	(194)	—
Purchased options	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments (net of foreign capital gains tax accrual: $0, $0, $0, $0, $0, $0, $0 and $0)	2,510,094	13,479
Purchased options	—	—
Translations of assets and liabilities in foreign currencies	13	—
Net gain/(loss) on investment transactions	2,570,007	2,770
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,583,340	$3,452
The accompanying notes are an integral part of the Financial Statements.

Harbor Core Bond Fund	Harbor Core Plus Fund	Harbor Disruptive Innovation Fund	Harbor Diversified International All Cap Fund	Harbor Global Leaders Fund	Harbor International Fund

$—	$—	$140	$13,041	$209	$51,462
1,721	19,852	42	245	26	759
—	56	—	58	—	226
—	—	(2)	(1,321)	(17)	(4,831)
—	—	—	—	—	3,120
1,721	19,908	180	12,023	218	50,736

99	1,221	322	3,516	254	12,631

N/A	14	3	11	1	14
N/A	N/A	20	12	14	339
5	38	14	16	5	116
13	48	10	168	12	244

6	1	2	63	2	56
15	477	29	144	20	1,265
N/A	5	1	4	1	6
N/A	N/A	17	10	11	284
2	36	3	53	9	120
2	28	3	25	2	90
15	25	30	29	27	51
4	15	6	15	5	43
161	1,908	460	4,066	363	15,259
—	—	—	—	(17)	—
(36)	(44)	(52)	(540)	(41)	(2,012)
125	1,864	408	3,526	305	13,247
1,596	18,044	(228)	8,497	(87)	37,489

(1,105)	(11,846)	(32,171)	(11,182)	(368)	(26,728)
—	—	—	—	—	—
—	—	(1)	534	2	3,106
—	—	—	—	—	4

5,430	64,748	37,461	181,208	7,539	730,216
—	—	—	9	—	64
—	26	—	54	2	529
4,325	52,928	5,469	170,623	7,171	707,191
$5,921	$70,972	$5,241	$179,120	$7,084	$744,680

Harbor Funds
StatementS of Operations—Period Ended April 30, 2023 (Unaudited)—Continued

(All amounts in thousands)

	Harbor International Core Fund	Harbor International Growth Fund	Harbor International Small Cap Fund
Investment Income
Dividends	$2,936	$1,971	$3,026
Interest	42	44	236
Net securities lending income	5	—	1
Foreign taxes withheld	(279)	(169)	(304)
Foreign tax reclaims, net of applicable tax compliance fee (see Note 2)	—	—	—
Total Investment Income	2,704	1,846	2,959
Operating Expenses
Management fees	468	1,397	790
12b-1 fees:
Administrative Class	N/A	—	1
Investor Class	8	9	4
Shareholder communications	7	9	5
Custodian fees	88	66	40
Transfer agent fees:
Retirement Class	2	8	5
Institutional Class	48	143	66
Administrative Class	—	—	—
Investor Class	7	8	3
Professional fees	28	44	11
Trustees' fees and expenses	3	10	4
Registration fees	23	28	31
Miscellaneous	6	9	6
Total expenses	688	1,731	966
Management fees waived	—	—	—
Other expenses reimbursed	(154)	(166)	(88)
Net expenses	534	1,565	878
Net Investment Income/(Loss)	2,170	281	2,081
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments (net of foreign capital gains tax: $0, $214, $0, $0, $0, $0, $0 and $0)	638	6,746	878
In-kind redemptions	—	—	—
Foreign currency transactions	(44)	(7)	(62)
Purchased options	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments (net of foreign capital gains tax accrual: $0, $172, $0, $0, $0, $0, $0 and $0)	11,130	70,065	26,570
Purchased options	—	—	127
Translations of assets and liabilities in foreign currencies	11	35	(5)
Net gain/(loss) on investment transactions	11,735	76,839	27,508
Net Increase/(Decrease) in Net Assets Resulting from Operations	$13,905	$77,120	$29,589
The accompanying notes are an integral part of the Financial Statements.

Harbor Large Cap Value Fund	Harbor Mid Cap Fund	Harbor Mid Cap Value Fund	Harbor Small Cap Growth Fund	Harbor Small Cap Value Fund

$20,616	$729	$4,299	$3,281	$15,326
796	31	43	720	1,192
—	—	—	—	—
(66)	—	—	(7)	(1)
—	—	—	—	—
21,346	760	4,342	3,994	16,517

6,032	340	1,140	3,575	8,034

4	N/A	4	1	11
33	1	35	9	46
30	5	15	11	64
27	7	11	18	33

127	7	3	33	61
355	11	122	308	742
2	N/A	2	—	5
28	1	30	8	39
75	3	11	33	76
58	2	9	27	60
47	21	28	51	48
30	5	8	15	30
6,848	403	1,418	4,089	9,249
—	—	—	—	—
(368)	(30)	(82)	—	—
6,480	373	1,336	4,089	9,249
14,866	387	3,006	(95)	7,268

28,457	1,518	11,100	(61,900)	181,727
—	—	—	—	—
—	—	—	1	—
—	—	—	—	—

40,808	665	(7,804)	101,791	(183,188)
—	—	—	—	—
—	—	—	—	—
69,265	2,183	3,296	39,892	(1,461)
$84,131	$2,570	$6,302	$39,797	$5,807

Harbor Funds
Statements of Changes In Net Assets

(All amounts in thousands)

	Harbor Capital Appreciation Fund		Harbor Convertible Securities Fund		Harbor Core Bond Fund
	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$13,333	$(43,377)	$682	$503	$1,596	$1,820
Net realized gain/(loss) on investments	59,900	165,694	(10,709)	(4,062)	(1,105)	(4,988)
Change in net unrealized appreciation/(depreciation) of investments	2,510,107	(14,648,695)	13,479	(31,493)	5,430	(11,308)
Net increase/(decrease) in assets resulting from operations	2,583,340	(14,526,378)	3,452	(35,052)	5,921	(14,476)
Distributions to Shareholders
Retirement Class	—	(1,774,533)	(288)	(5,078)	(1,196)	(864)
Institutional Class	—	(4,236,598)	(579)	(20,117)	(670)	(1,726)
Administrative Class	—	(64,010)	(1)	(10)	N/A	N/A
Investor Class	—	(245,539)	(15)	(352)	N/A	N/A
Total distributions to shareholders	—	(6,320,680)	(883)	(25,557)	(1,866)	(2,590)
Net Increase/(Decrease) Derived from Capital Share Transactions	(1,774,583)	263,781	(126,401)	17,371	31,849	(56,045)
Net increase/(decrease) in net assets	808,757	(20,583,277)	(123,832)	(43,238)	35,904	(73,111)
Net Assets
Beginning of period	21,684,108	42,267,385	162,722	205,960	69,377	142,488
End of period	$22,492,865	$21,684,108	$38,890	$162,722	$105,281	$69,377
The accompanying notes are an integral part of the Financial Statements.

Harbor Core Plus Fund		Harbor Disruptive Innovation Fund		Harbor Diversified International All Cap Fund		Harbor Global Leaders Fund		Harbor International Fund
November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$18,044	$35,812	$(228)	$(515)	$8,497	$19,600	$(87)	$(274)	$37,489	$98,461
(11,846)	(47,933)	(32,172)	(89,319)	(10,648)	(11,363)	(370)	6,299	(23,618)	(1,372)
64,774	(199,083)	37,641	(42,370)	181,271	(272,409)	7,541	(50,292)	730,809	(1,118,338)
70,972	(211,204)	5,241	(132,204)	179,120	(264,172)	7,084	(44,267)	744,680	(1,021,249)

(284)	(4,079)	—	(23,847)	(9,126)	(59,014)	(1,241)	(2,179)	(17,969)	(18,874)
(21,572)	(43,520)	—	(77,166)	(3,990)	(22,740)	(3,157)	(7,958)	(81,213)	(68,529)
(230)	(541)	—	(2,270)	(102)	(638)	(75)	(154)	(332)	(269)
N/A	N/A	—	(25,465)	(93)	(661)	(863)	(2,404)	(7,758)	(6,320)
(22,086)	(48,140)	—	(128,748)	(13,311)	(83,053)	(5,336)	(12,695)	(107,272)	(93,992)
24,032	(358,945)	(33,958)	21,971	27,470	(50,281)	(2,808)	(18,033)	(108,889)	(438,491)
72,918	(618,289)	(28,717)	(238,981)	193,279	(397,506)	(1,060)	(74,995)	528,519	(1,533,732)

948,029	1,566,318	108,220	347,201	807,736	1,205,242	67,553	142,548	3,016,835	4,570,567
$1,020,947	$948,029	$79,503	$108,220	$1,001,015	$807,736	$66,493	$67,553	$3,545,354	$3,016,835

Harbor Funds
Statements of Changes In Net Assets—Continued

(All amounts in thousands)

	Harbor International Core Fund		Harbor International Growth Fund		Harbor International Small Cap Fund
	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$2,170	$2,572	$281	$1,312	$2,081	$1,648
Net realized gain/(loss) on investments	594	(6,072)	6,739	(3,649)	816	2,143
Change in net unrealized appreciation/(depreciation) of investments	11,141	(11,551)	70,100	(308,631)	26,692	(16,401)
Net increase/(decrease) in assets resulting from operations	13,905	(15,051)	77,120	(310,968)	29,589	(12,610)
Distributions to Shareholders
Retirement Class	(556)	(1,921)	—	(11,011)	(1,030)	(731)
Institutional Class	(2,011)	(3,283)	—	(55,495)	(2,528)	(3,330)
Administrative Class	N/A	N/A	—	(36)	(11)	(31)
Investor Class	(62)	(12)	—	(992)	(29)	(121)
Total distributions to shareholders	(2,629)	(5,216)	–	(67,534)	(3,598)	(4,213)
Net Increase/(Decrease) Derived from Capital Share Transactions	52,516	57,654	(46,731)	(146,117)	100,763	80,999
Net increase/(decrease) in net assets	63,792	37,387	30,389	(524,619)	126,754	64,176
Net Assets
Beginning of period	90,460	53,073	346,191	870,810	125,603	61,427
End of period	$154,252	$90,460	$376,580	$346,191	$252,357	$125,603
The accompanying notes are an integral part of the Financial Statements.

Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund		Harbor Small Cap Growth Fund		Harbor Small Cap Value Fund
November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$14,866	$28,002	$387	$395	$3,006	$7,372	$(95)	$(1,568)	$7,268	$8,959
28,457	88,519	1,518	54	11,100	29,401	(61,899)	40,115	181,727	142,404
40,808	(435,986)	665	(6,927)	(7,804)	(49,490)	101,791	(301,227)	(183,188)	(335,267)
84,131	(319,465)	2,570	(6,478)	6,302	(12,717)	39,797	(262,680)	5,807	(183,904)

(61,110)	(52,480)	(2,210)	(799)	(2,850)	(756)	(14,253)	(83,797)	(39,751)	(32,266)
(33,052)	(36,416)	(657)	(507)	(18,642)	(4,476)	(26,126)	(148,196)	(97,526)	(107,712)
(145)	(126)	N/A	N/A	(233)	(37)	(33)	(230)	(577)	(624)
(1,145)	(979)	(25)	(17)	(2,052)	(306)	(406)	(2,234)	(2,454)	(3,413)
(95,452)	(90,001)	(2,892)	(1,323)	(23,777)	(5,575)	(40,818)	(234,457)	(140,308)	(144,015)
(220,127)	(40,120)	1,000	35,025	(24,958)	(111,979)	97,656	281,609	105,805	(229,263)
(231,448)	(449,586)	678	27,224	(42,433)	(130,271)	96,635	(215,528)	(28,696)	(557,182)

2,107,726	2,557,312	89,018	61,794	317,241	447,512	914,664	1,130,192	2,141,504	2,698,686
$1,876,278	$2,107,726	$89,696	$89,018	$274,808	$317,241	$1,011,299	$914,664	$2,112,808	$2,141,504

Harbor Funds
Statements of Changes in Net Assets—Capital Stock Activity

(All amounts in thousands)

	Harbor Capital Appreciation Fund		Harbor Convertible Securities Fund		Harbor Core Bond Fund
	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
AMOUNT ($)
Retirement Class
Net proceeds from sale of shares	$666,223	$2,201,220	$9,934	$333	$31,887	$20,943
Reinvested distributions	—	1,592,630	288	5,077	1,161	817
Cost of shares reacquired	(1,193,892)	(2,000,911)	(34,777)	(687)	(4,344)	(11,313)
Cost of shares reacquired through in-kind redemptions	—	(104,908)	—	—	—	—
Net increase/(decrease) in net assets	$(527,669)	$1,688,031	$(24,555)	$4,723	$28,704	$10,447
Institutional Class
Net proceeds from sale of shares	$899,367	$2,793,878	$4,246	$41,896	$4,444	$5,104
Reinvested distributions	—	4,073,379	560	19,729	661	1,708
Cost of shares reacquired	(1,898,379)	(6,101,128)	(106,240)	(49,025)	(1,960)	(73,304)
Cost of shares reacquired through in-kind redemptions	(155,296)	(2,160,346)	—	—	—	—
Net increase/(decrease) in net assets	$(1,154,308)	$(1,394,217)	$(101,434)	$12,600	$3,145	$(66,492)
Administrative Class
Net proceeds from sale of shares	$14,616	$50,951	$7,132	$—	N/A	N/A
Reinvested distributions	—	59,341	1	10	N/A	N/A
Cost of shares reacquired	(22,756)	(142,425)	(7,154)	—	N/A	N/A
Net increase/(decrease) in net assets	$(8,140)	$(32,133)	$(21)	$10	N/A	N/A
Investor Class
Net proceeds from sale of shares	$41,750	$137,419	$1,349	$363	N/A	N/A
Reinvested distributions	—	240,718	15	352	N/A	N/A
Cost of shares reacquired	(126,216)	(376,037)	(1,755)	(677)	N/A	N/A
Net increase/(decrease) in net assets	$(84,466)	$2,100	$(391)	$38	N/A	N/A
The accompanying notes are an integral part of the Financial Statements.

Harbor Core Plus Fund		Harbor Disruptive Innovation Fund		Harbor Diversified International All Cap Fund		Harbor Global Leaders Fund		Harbor International Fund
November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$3,088	$24,136	$2,696	$9,859	$68,436	$118,341	$386	$1,792	$78,568	$98,153
283	4,079	—	23,286	9,017	58,029	1,201	2,059	16,714	18,178
(3,091)	(167,693)	(9,516)	(30,096)	(55,124)	(251,456)	(2,065)	(1,635)	(62,800)	(347,322)
—	—	—	—	—	—	—	—	—	—
$280	$(139,478)	$(6,820)	$3,049	$22,329	$(75,086)	$(478)	$2,216	$32,482	$(230,991)

$94,678	$92,911	$3,658	$40,752	$22,542	$69,833	$1,327	$6,957	$88,210	$1,135,261
20,752	41,739	—	55,436	3,287	19,287	3,055	7,698	76,238	63,912
(90,461)	(351,268)	(28,783)	(86,214)	(20,845)	(66,997)	(6,505)	(29,397)	(285,970)	(1,368,732)
—	—	—	—	—	—	—	—	—	—
$24,969	$(216,618)	$(25,125)	$9,974	$4,984	$22,123	$(2,123)	$(14,742)	$(121,522)	$(169,559)

$224	$1,569	$70	$442	$943	$1,298	$11	$148	$342	$1,230
230	538	—	2,269	102	638	75	154	326	265
(1,671)	(4,956)	(631)	(1,000)	(793)	(730)	(15)	(391)	(1,638)	(2,727)
$(1,217)	$(2,849)	$(561)	$1,711	$252	$1,206	$71	$(89)	$(970)	$(1,232)

N/A	N/A	$754	$10,514	$717	$1,955	$188	$606	$7,158	$15,131
N/A	N/A	—	23,829	93	661	857	2,383	7,669	6,246
N/A	N/A	(2,206)	(27,106)	(905)	(1,140)	(1,323)	(8,407)	(33,706)	(58,086)
N/A	N/A	$(1,452)	$7,237	$(95)	$1,476	$(278)	$(5,418)	$(18,879)	$(36,709)

Harbor Funds
Statements of Changes in Net Assets—Capital Stock Activity—Continued

(All amounts in thousands)

	Harbor International Core Fund		Harbor International Growth Fund		Harbor International Small Cap Fund
	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
AMOUNT ($)
Retirement Class
Net proceeds from sale of shares	$905	$10,846	$1,264	$7,637	$40,739	$26,387
Reinvested distributions	556	1,921	—	9,892	1,029	731
Cost of shares reacquired	(1,430)	(4,158)	(11,186)	(27,149)	(7,010)	(3,508)
Cost of shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in net assets	$31	$8,609	$(9,922)	$(9,620)	$34,758	$23,610
Institutional Class
Net proceeds from sale of shares	$47,399	$54,089	$14,293	$63,120	$77,365	$64,841
Reinvested distributions	1,714	3,014	—	39,092	2,447	3,197
Cost of shares reacquired	(5,265)	(10,449)	(50,818)	(237,968)	(17,332)	(10,241)
Cost of shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in net assets	$43,848	$46,654	$(36,525)	$(135,756)	$62,480	$57,797
Administrative Class
Net proceeds from sale of shares	N/A	N/A	$11	$24	$—	$36
Reinvested distributions	N/A	N/A	—	36	11	31
Cost of shares reacquired	N/A	N/A	(36)	(347)	—	—
Net increase/(decrease) in net assets	N/A	N/A	$(25)	$(287)	$11	$67
Investor Class
Net proceeds from sale of shares	$9,599	$2,615	$396	$582	$3,822	$570
Reinvested distributions	62	12	—	983	29	121
Cost of shares reacquired	(1,024)	(236)	(655)	(2,019)	(337)	(1,166)
Net increase/(decrease) in net assets	$8,637	$2,391	$(259)	$(454)	$3,514	$(475)
The accompanying notes are an integral part of the Financial Statements.

Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund		Harbor Small Cap Growth Fund		Harbor Small Cap Value Fund
November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$75,671	$348,261	$2,439	$45,026	$1,776	$6,964	$48,560	$60,506	$94,384	$175,100
44,632	35,373	2,210	798	2,844	756	13,969	81,741	25,422	21,850
(269,378)	(291,879)	(5,658)	(12,252)	(29,685)	(18,313)	(20,584)	(51,731)	(71,287)	(123,005)
—	—	—	—	—	—	—	—	—	—
$(149,075)	$91,755	$(1,009)	$33,572	$(25,065)	$(10,593)	$41,945	$90,516	$48,519	$73,945

$44,091	$178,362	$2,354	$9,725	$22,783	$57,830	$97,694	$221,233	$166,895	$288,779
29,109	31,988	657	507	17,471	4,303	24,279	140,465	88,682	99,186
(143,462)	(342,873)	(1,010)	(8,807)	(40,591)	(160,855)	(67,193)	(173,419)	(196,540)	(671,440)
—	—	—	—	—	—	—	—	—	—
$(70,262)	$(132,523)	$2,001	$1,425	$(337)	$(98,722)	$54,780	$188,279	$59,037	$(283,475)

$37	$95	N/A	N/A	$438	$652	$12	$91	$420	$1,029
144	125	N/A	N/A	142	23	33	230	511	557
(391)	(315)	N/A	N/A	(467)	(1,080)	(75)	(189)	(1,338)	(2,834)
$(210)	$(95)	N/A	N/A	$113	$(405)	$(30)	$132	$(407)	$(1,248)

$1,386	$7,760	$54	$242	$1,934	$5,569	$1,200	$2,086	$1,428	$4,759
1,083	931	25	17	1,961	293	395	2,183	2,316	3,282
(3,049)	(7,948)	(71)	(231)	(3,564)	(8,121)	(634)	(1,587)	(5,088)	(26,526)
$(580)	$743	$8	$28	$331	$(2,259)	$961	$2,682	$(1,344)	$(18,485)

Harbor Funds
Statements of Changes in Net Assets—Capital Stock Activity—Continued

(All amounts in thousands)

	Harbor Capital Appreciation Fund		Harbor Convertible Securities Fund		Harbor Core Bond Fund
	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
SHARES
Retirement Class
Shares sold	9,798	24,726	982	30	3,591	2,385
Shares issued due to reinvestment of distributions	—	16,588	29	445	129	84
Shares reacquired	(17,391)	(24,703)	(3,415)	(56)	(483)	(1,132)
Shares reacquired through in-kind redemptions	—	(1,382)	—	—	—	—
Net increase/(decrease) in shares outstanding	(7,593)	15,229	(2,404)	419	3,237	1,337
Institutional Class
Shares sold	13,293	33,349	422	3,995	493	501
Shares issued due to reinvestment of distributions	—	42,475	57	1,729	74	171
Shares reacquired	(27,972)	(73,341)	(10,617)	(4,626)	(219)	(7,405)
Shares reacquired through in-kind redemptions	(2,168)	(30,336)	—	—	—	—
Net increase/(decrease) in shares outstanding	(16,847)	(27,853)	(10,138)	1,098	348	(6,733)
Administrative Class
Shares sold	223	633	737	—	N/A	N/A
Shares issued due to reinvestment of distributions	—	643	—	1	N/A	N/A
Shares reacquired	(348)	(1,779)	(737)	—	N/A	N/A
Net increase/(decrease) in shares outstanding	(125)	(503)	—	1	N/A	N/A
Investor Class
Shares sold	665	1,763	132	34	N/A	N/A
Shares issued due to reinvestment of distributions	—	2,705	1	31	N/A	N/A
Shares reacquired	(2,029)	(4,883)	(174)	(61)	N/A	N/A
Net increase/(decrease) in shares outstanding	(1,364)	(415)	(41)	4	N/A	N/A
The accompanying notes are an integral part of the Financial Statements.

Harbor Core Plus Fund		Harbor Disruptive Innovation Fund		Harbor Diversified International All Cap Fund		Harbor Global Leaders Fund		Harbor International Fund
November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

305	2,119	582	1,653	5,979	10,154	15	59	1,922	2,586
28	350	—	3,230	849	4,733	53	60	434	402
(310)	(15,525)	(2,055)	(5,607)	(4,933)	(20,840)	(83)	(58)	(1,529)	(8,148)
—	—	—	—	—	—	—	—	—	—
23	(13,056)	(1,473)	(724)	1,895	(5,953)	(15)	61	827	(5,160)

9,297	8,400	811	6,128	2,039	5,624	53	222	2,158	28,770
2,042	3,725	—	7,775	309	1,573	135	227	1,971	1,406
(8,927)	(31,555)	(6,599)	(12,431)	(1,838)	(5,799)	(266)	(963)	(7,064)	(34,392)
—	—	—	—	—	—	—	—	—	—
2,412	(19,430)	(5,788)	1,472	510	1,398	(78)	(514)	(2,935)	(4,216)

22	140	18	98	87	108	1	5	8	30
23	48	—	375	9	52	3	5	8	6
(165)	(471)	(172)	(213)	(71)	(65)	(1)	(14)	(39)	(66)
(120)	(283)	(154)	260	25	95	3	(4)	(23)	(30)

N/A	N/A	224	1,688	64	172	8	20	174	370
N/A	N/A	—	4,405	9	54	40	74	200	139
N/A	N/A	(654)	(5,652)	(84)	(99)	(56)	(285)	(828)	(1,378)
N/A	N/A	(430)	441	(11)	127	(8)	(191)	(454)	(869)

Harbor Funds
Statements of Changes in Net Assets—Capital Stock Activity—Continued

(All amounts in thousands)

	Harbor International Core Fund		Harbor International Growth Fund		Harbor International Small Cap Fund
	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
SHARES
Retirement Class
Shares sold	84	919	84	474	2,895	2,025
Shares issued due to reinvestment of distributions	53	157	—	488	77	50
Shares reacquired	(132)	(358)	(748)	(1,584)	(504)	(256)
Shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in shares outstanding	5	718	(664)	(622)	2,468	1,819
Institutional Class
Shares sold	4,369	5,060	948	3,777	5,531	4,917
Shares issued due to reinvestment of distributions	164	246	—	1,931	182	220
Shares reacquired	(487)	(968)	(3,467)	(14,928)	(1,227)	(747)
Shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in shares outstanding	4,046	4,338	(2,519)	(9,220)	4,486	4,390
Administrative Class
Shares sold	N/A	N/A	1	2	—	3
Shares issued due to reinvestment of distributions	N/A	N/A	—	2	1	2
Shares reacquired	N/A	N/A	(3)	(20)	—	—
Net increase/(decrease) in shares outstanding	N/A	N/A	(2)	(16)	1	5
Investor Class
Shares sold	874	249	26	35	269	42
Shares issued due to reinvestment of distributions	6	1	—	48	2	8
Shares reacquired	(95)	(22)	(44)	(128)	(23)	(80)
Net increase/(decrease) in shares outstanding	785	228	(18)	(45)	248	(30)
The accompanying notes are an integral part of the Financial Statements.

Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund		Harbor Small Cap Growth Fund		Harbor Small Cap Value Fund
November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

3,906	16,962	191	3,697	74	282	4,097	4,693	2,491	4,452
2,408	1,628	187	56	129	31	1,297	5,657	724	548
(13,819)	(13,983)	(448)	(921)	(1,251)	(740)	(1,770)	(3,906)	(1,864)	(3,074)
—	—	—	—	—	—	—	—	N/A	N/A
(7,505)	4,607	(70)	2,832	(1,048)	(427)	3,624	6,444	1,351	1,926

2,280	8,415	191	705	967	2,335	8,584	17,184	4,369	7,235
1,569	1,474	55	36	792	178	2,273	9,796	2,524	2,486
(7,302)	(16,559)	(79)	(678)	(1,760)	(6,634)	(5,840)	(12,362)	(5,173)	(16,748)
—	—	—	—	—	—	—	—	—	—
(3,453)	(6,670)	167	63	(1)	(4,121)	5,017	14,618	1,720	(7,027)

2	4	N/A	N/A	19	26	1	8	11	26
7	6	N/A	N/A	7	1	4	19	15	14
(20)	(14)	N/A	N/A	(20)	(43)	(8)	(17)	(35)	(73)
(11)	(4)	N/A	N/A	6	(16)	(3)	10	(9)	(33)

71	368	5	17	83	228	138	201	38	122
58	42	2	1	89	12	48	193	68	85
(154)	(376)	(6)	(17)	(153)	(341)	(72)	(149)	(137)	(666)
(25)	34	1	1	19	(101)	114	245	(31)	(459)

Harbor Funds Financial Highlights
Selected Data for a Share Outstanding for the Periods Presented

HARBOR CAPITAL APPRECIATION FUND
	Retirement Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$66.82	$124.89	$99.19	$75.79	$73.98	$75.34
Income from Investment Operations
Net investment income/(loss)[a,e]	0.07	(0.06)	(0.27)	(0.08)	0.13	0.23
Net realized and unrealized gain/(loss) on investments	8.43	(39.22)	38.73	30.27	8.54	6.50
Total from investment operations	8.50	(39.28)	38.46	30.19	8.67	6.73
Less Distributions
Dividends from net investment income	—	—	—	(0.12)	(0.21)	(0.17)
Distributions from net realized capital gains	—	(18.79)	(12.76)	(6.67)	(6.65)	(7.92)
Total distributions	—	(18.79)	(12.76)	(6.79)	(6.86)	(8.09)
Net asset value end of period	75.32	66.82	124.89	99.19	75.79	73.98
Net assets end of period (000s)	$7,441,421	$7,108,919	$11,385,191	$9,549,061	$6,970,617	$5,393,675
Ratios and Supplemental Data (%)
Total return[b]	12.72%[c]	(36.03)%	41.33%	42.79%	13.73%	9.50%
Ratio of total expenses to average net assets^	0.64 [d]	0.64	0.63	0.64	0.63	0.62
Ratio of net expenses to average net assets[a]	0.60 [d]	0.58	0.57	0.58	0.58	0.57
Ratio of net investment income/(loss) to average net assets[a]	0.19 [d]	(0.07)	(0.25)	(0.09)	0.18	0.30
Portfolio turnover	15 [c]	34	48	51	40	40

	Administrative Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$64.08	$120.94	$96.68	$74.15	$72.54	$74.08
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.04)	(0.33)	(0.61)	(0.34)	(0.09)	(0.01)
Net realized and unrealized gain/(loss) on investments	8.07	(37.74)	37.63	29.54	8.35	6.39
Total from investment operations	8.03	(38.07)	37.02	29.20	8.26	6.38
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	—	(18.79)	(12.76)	(6.67)	(6.65)	(7.92)
Total distributions	—	(18.79)	(12.76)	(6.67)	(6.65)	(7.92)
Net asset value end of period	72.11	64.08	120.94	96.68	74.15	72.54
Net assets end of period (000s)	$201,939	$187,390	$414,600	$420,324	$345,550	$448,241
Ratios and Supplemental Data (%)
Total return[b]	12.53%[c]	(36.23)%	40.86%	42.32%	13.35%	9.16%
Ratio of total expenses to average net assets^	0.97 [d]	0.97	0.96	0.97	0.96	0.95
Ratio of net expenses to average net assets[a]	0.93 [d]	0.91	0.90	0.91	0.91	0.90
Ratio of net investment income/(loss) to average net assets[a]	(0.14)[d]	(0.41)	(0.57)	(0.41)	(0.13)	(0.01)
Portfolio turnover	15 [c]	34	48	51	40	40
See page 119 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019	2018
(Unaudited)
$66.69	$124.78	$99.18	$75.78	$73.97	$75.32

0.04	(0.13)	(0.36)	(0.14)	0.08	0.18
8.42	(39.17)	38.72	30.26	8.53	6.50
8.46	(39.30)	38.36	30.12	8.61	6.68

—	—	—	(0.05)	(0.15)	(0.11)
—	(18.79)	(12.76)	(6.67)	(6.65)	(7.92)
—	(18.79)	(12.76)	(6.72)	(6.80)	(8.03)
75.15	66.69	124.78	99.18	75.78	73.97
$14,047,453	$13,590,549	$28,902,862	$25,579,181	$21,311,587	$22,366,214

12.69%[c]	(36.08)%	41.22%	42.68%	13.63%	9.44%
0.72 [d]	0.72	0.71	0.72	0.71	0.70
0.68 [d]	0.66	0.65	0.66	0.66	0.65
0.11 [d]	(0.16)	(0.33)	(0.16)	0.11	0.23
15 [c]	34	48	51	40	40

Investor Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019	2018
(Unaudited)
$61.68	$117.30	$94.19	$72.48	$71.15	$72.88

(0.08)	(0.40)	(0.72)	(0.43)	(0.17)	(0.10)
7.78	(36.43)	36.59	28.81	8.15	6.29
7.70	(36.83)	35.87	28.38	7.98	6.19

—	—	—	—	—	—
—	(18.79)	(12.76)	(6.67)	(6.65)	(7.92)
—	(18.79)	(12.76)	(6.67)	(6.65)	(7.92)
69.38	61.68	117.30	94.19	72.48	71.15
$802,052	$797,250	$1,564,732	$1,282,355	$1,083,896	$1,327,790

12.48%[c]	(36.31)%	40.71%	42.15%	13.21%	9.03%
1.08 [d]	1.08	1.08	1.09	1.08	1.07
1.04 [d]	1.02	1.01	1.03	1.03	1.02
(0.24)[d]	(0.52)	(0.69)	(0.53)	(0.25)	(0.13)
15 [c]	34	48	51	40	40

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR CONVERTIBLE SECURITIES FUND
	Retirement Class
	6-Month Period Ended April 30, 2023[m]	Year Ended October 31,
		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$9.82	$13.69	$12.49	$10.82	$10.47	$11.27
Income from Investment Operations
Net investment income/(loss)[a,e]	0.08	0.04	0.02	0.07	0.10	0.10
Net realized and unrealized gain/(loss) on investments	(0.02)	(2.22)	2.43	2.02	0.92	0.19
Total from investment operations	0.06	(2.18)	2.45	2.09	1.02	0.29
Less Distributions
Dividends from net investment income	(0.13)	(0.08)	(0.09)	(0.09)	(0.18)	(0.09)
Distributions from net realized capital gains	—	(1.61)	(1.16)	(0.33)	(0.49)	(1.00)
Total distributions	(0.13)	(1.69)	(1.25)	(0.42)	(0.67)	(1.09)
Proceeds from redemption fees	N/A	N/A	—*	—*	—*	—*
Net asset value end of period	9.75	9.82	13.69	12.49	10.82	10.47
Net assets end of period (000s)	$10,029	$33,711	$41,250	$34,307	$24,697	$25,412
Ratios and Supplemental Data (%)
Total return[b]	0.63%[c]	(17.59)%	20.23%	19.93%	10.48%	2.80%
Ratio of total expenses to average net assets^	0.85 [d]	0.74	0.73	0.74	0.74	0.74
Ratio of net expenses to average net assets[a]	0.72 [d]	0.68	0.67	0.69	0.69	0.69
Ratio of net investment income/(loss) to average net assets[a]	1.69 [d]	0.35	0.15	0.60	0.98	0.95
Portfolio turnover	80 [c]	66	50	101	74	94

	Administrative Class
	6-Month Period Ended April 30, 2023[m]	Year Ended October 31,
		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$9.78	$13.63	$12.46	$10.80	$10.44	$11.26
Income from Investment Operations
Net investment income/(loss)[a,e]	0.12	—*	(0.02)	0.03	0.07	0.07
Net realized and unrealized gain/(loss) on investments	(0.27)	(2.20)	2.42	2.01	0.91	0.17
Total from investment operations	(0.15)	(2.20)	2.40	2.04	0.98	0.24
Less Distributions
Dividends from net investment income	(0.05)	(0.04)	(0.07)	(0.05)	(0.13)	(0.06)
Distributions from net realized capital gains	—	(1.61)	(1.16)	(0.33)	(0.49)	(1.00)
Total distributions	(0.05)	(1.65)	(1.23)	(0.38)	(0.62)	(1.06)
Proceeds from redemption fees	N/A	N/A	—*	—*	—*	—*
Net asset value end of period	9.58	9.78	13.63	12.46	10.80	10.44
Net assets end of period (000s)	$68	$70	$85	$70	$59	$53
Ratios and Supplemental Data (%)
Total return[b]	(1.50)%[c]	(17.84)%	19.87%	19.48%	10.11%	2.27%
Ratio of total expenses to average net assets^	1.08 [d]	1.07	1.06	1.07	1.07	1.07
Ratio of net expenses to average net assets[a]	0.97 [d]	1.01	1.00	1.02	1.02	1.01
Ratio of net investment income/(loss) to average net assets[a]	2.49 [d]	0.02	(0.18)	0.29	0.64	0.63
Portfolio turnover	80 [c]	66	50	101	74	94
See page 119 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2023[m]	Year Ended October 31,
	2022	2021	2020	2019	2018
(Unaudited)
$9.82	$13.68	$12.48	$10.83	$10.48	$11.27

0.08	0.03	0.01	0.06	0.09	0.09
(0.02)	(2.21)	2.43	2.00	0.92	0.20
0.06	(2.18)	2.44	2.06	1.01	0.29

(0.13)	(0.07)	(0.08)	(0.08)	(0.17)	(0.08)
—	(1.61)	(1.16)	(0.33)	(0.49)	(1.00)
(0.13)	(1.68)	(1.24)	(0.41)	(0.66)	(1.08)
N/A	N/A	—*	—*	—*	—*
9.75	9.82	13.68	12.48	10.83	10.48
$27,126	$126,865	$161,772	$117,269	$114,130	$93,424

0.57%[c]	(17.62)%	20.18%	19.63%	10.39%	2.82%
0.93 [d]	0.82	0.81	0.82	0.82	0.82
0.80 [d]	0.76	0.75	0.77	0.77	0.76
1.66 [d]	0.27	0.06	0.55	0.89	0.88
80 [c]	66	50	101	74	94

Investor Class
6-Month Period Ended April 30, 2023[m]	Year Ended October 31,
	2022	2021	2020	2019	2018
(Unaudited)
$9.77	$13.62	$12.46	$10.80	$10.45	$11.25

0.09	(0.01)	(0.04)	0.02	0.05	0.05
(0.06)	(2.20)	2.43	2.00	0.92	0.19
0.03	(2.21)	2.39	2.02	0.97	0.24

(0.10)	(0.03)	(0.07)	(0.03)	(0.13)	(0.04)
—	(1.61)	(1.16)	(0.33)	(0.49)	(1.00)
(0.10)	(1.64)	(1.23)	(0.36)	(0.62)	(1.04)
N/A	N/A	—*	—*	—*	—*
9.70	9.77	13.62	12.46	10.80	10.45
$1,667	$2,076	$2,853	$2,420	$2,066	$1,861

0.32%[c]	(17.92)%	19.76%	19.33%	9.99%	2.35%
1.26 [d]	1.18	1.17	1.19	1.19	1.19
1.14 [d]	1.12	1.11	1.14	1.14	1.13
1.92 [d]	(0.10)	(0.29)	0.17	0.52	0.51
80 [c]	66	50	101	74	94

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR CORE BOND FUND
	Retirement Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018[h]
	(Unaudited)
Net asset value beginning of period	$8.64	$10.61	$11.06	$10.64	$9.84	$10.00
Income from Investment Operations
Net investment income/(loss)[a,e]	0.17	0.22	0.19	0.26	0.31	0.12
Net realized and unrealized gain/(loss) on investments	0.45	(1.90)	(0.19)	0.50	0.79	(0.19)
Total from investment operations	0.62	(1.68)	—	0.76	1.10	(0.07)
Less Distributions
Dividends from net investment income	(0.20)	(0.29)	(0.23)	(0.27)	(0.30)	(0.09)
Distributions from net realized capital gains	—	—	(0.22)	(0.07)	—	—
Total distributions	(0.20)	(0.29)	(0.45)	(0.34)	(0.30)	(0.09)
Net asset value end of period	9.06	8.64	10.61	11.06	10.64	9.84
Net assets end of period (000s)	$72,695	$41,312	$36,557	$29,428	$5,298	$3,061
Ratios and Supplemental Data (%)
Total return[b]	7.16%[c]	(16.14)%	(0.01)%	7.36%	11.34%	(0.73)%[c]
Ratio of total expenses to average net assets^	0.34 [d]	0.37	0.43	0.43	0.45	0.77[d]
Ratio of net expenses to average net assets[a]	0.26 [d]	0.27	0.37	0.37	0.37	0.37[d]
Ratio of net investment income/(loss) to average net assets[a]	3.73 [d]	2.28	1.77	2.35	2.98	2.98[d]
Portfolio turnover	52 [c]	60	47	70	61	97[c]
See page 119 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019	2018
(Unaudited)
$8.64	$10.61	$11.06	$10.64	$9.84	$10.00

0.16	0.20	0.18	0.26	0.30	0.12
0.45	(1.89)	(0.19)	0.50	0.79	(0.19)
0.61	(1.69)	(0.01)	0.76	1.09	(0.07)

(0.19)	(0.28)	(0.22)	(0.27)	(0.29)	(0.09)
—	—	(0.22)	(0.07)	—	—
(0.19)	(0.28)	(0.44)	(0.34)	(0.29)	(0.09)
9.06	8.64	10.61	11.06	10.64	9.84
$32,586	$28,065	$105,931	$86,173	$79,458	$52,249

7.12%[c]	(16.21)%	(0.09)%	7.28%	11.26%	(0.75)%
0.42 [d]	0.45	0.51	0.51	0.53	0.85
0.34 [d]	0.36	0.45	0.45	0.45	0.45
3.62 [d]	2.03	1.70	2.35	2.89	2.86
52 [c]	60	47	70	61	97

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR CORE PLUS FUND
	Retirement Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022[l]	2021	2020	2019	2018[h]
	(Unaudited)
Net asset value beginning of period	$9.78	$12.06	$12.35	$11.90	$11.09	$11.28
Income from Investment Operations
Net investment income/(loss)[a,e]	0.19	0.32	0.32	0.31	0.38	0.16
Net realized and unrealized gain/(loss) on investments	0.55	(2.18)	(0.21)	0.49	0.80	(0.16)
Total from investment operations	0.74	(1.86)	0.11	0.80	1.18	—*
Less Distributions
Dividends from net investment income	(0.23)	(0.40)	(0.27)	(0.35)	(0.37)	(0.19)
Distributions from net realized capital gains	—	(0.02)	(0.13)	—	—	—
Total distributions	(0.23)	(0.42)	(0.40)	(0.35)	(0.37)	(0.19)
Net asset value end of period	10.29	9.78	12.06	12.35	11.90	11.09
Net assets end of period (000s)	$13,270	$12,389	$172,699	$166,740	$12,802	$6,921
Ratios and Supplemental Data (%)
Total return[b]	7.64%[c]	(15.78)%	0.88%	6.82%	10.84%	0.01%[c]
Ratio of total expenses to average net assets^	0.31 [d]	0.42	0.53	0.58	1.06	1.16[d]
Ratio of net expenses to average net assets[a]	0.30 [d]	0.36	0.43	0.48	0.96	1.06[d]
Ratio of net expenses excluding interest expense to average net assets[a]	0.30 [d]	0.36	0.43	0.43	0.43	0.43[d]
Ratio of net investment income/(loss) to average net assets[a]	3.78 [d]	2.83	2.63	2.56	3.30	3.44[d]
Portfolio turnover	19 [c]	219	370	558	644	674[c]

	Administrative Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022[l]	2021	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$9.78	$12.08	$12.37	$11.92	$11.11	$11.69
Income from Investment Operations
Net investment income/(loss)[a,e]	0.17	0.29	0.28	0.28	0.35	0.31
Net realized and unrealized gain/(loss) on investments	0.56	(2.21)	(0.21)	0.48	0.79	(0.53)
Total from investment operations	0.73	(1.92)	0.07	0.76	1.14	(0.22)
Less Distributions
Dividends from net investment income	(0.22)	(0.36)	(0.23)	(0.31)	(0.33)	(0.36)
Distributions from net realized capital gains	—	(0.02)	(0.13)	—	—	—
Total distributions	(0.22)	(0.38)	(0.36)	(0.31)	(0.33)	(0.36)
Net asset value end of period	10.29	9.78	12.08	12.37	11.92	11.11
Net assets end of period (000s)	$10,567	$11,223	$17,270	$18,302	$19,498	$31,111
Ratios and Supplemental Data (%)
Total return[b]	7.46%[c]	(16.20)%	0.54%	6.44%	10.44%	(1.88)%
Ratio of total expenses to average net assets^	0.64 [d]	0.71	0.86	0.97	1.39	1.16
Ratio of net expenses to average net assets[a]	0.63 [d]	0.67	0.76	0.87	1.29	1.06
Ratio of net expenses excluding interest expense to average net assets[a]	0.63 [d]	0.67	0.76	0.76	0.76	0.76
Ratio of net investment income/(loss) to average net assets[a]	3.45 [d]	2.64	2.29	2.32	3.01	2.69
Portfolio turnover	19 [c]	219	370	558	644	674
See page 119 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022[l]	2021	2020	2019	2018
(Unaudited)
$9.77	$12.07	$12.36	$11.91	$11.10	$11.68

0.19	0.32	0.31	0.31	0.37	0.33
0.55	(2.21)	(0.21)	0.48	0.80	(0.52)
0.74	(1.89)	0.10	0.79	1.17	(0.19)

(0.23)	(0.39)	(0.26)	(0.34)	(0.36)	(0.39)
—	(0.02)	(0.13)	—	—	—
(0.23)	(0.41)	(0.39)	(0.34)	(0.36)	(0.39)
10.28	9.77	12.07	12.36	11.91	11.10
$997,110	$924,416	$1,376,349	$1,844,961	$1,958,600	$1,899,680

7.60%[c]	(15.99)%	0.79%	6.72%	10.74%	(1.63)%
0.39 [d]	0.46	0.61	0.73	1.14	0.90
0.38 [d]	0.42	0.51	0.62	1.04	0.80
0.38 [d]	0.42	0.51	0.51	0.51	0.51
3.70 [d]	2.88	2.52	2.58	3.23	2.93
19 [c]	219	370	558	644	674

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR DISRUPTIVE INNOVATION FUND
	Retirement Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021[g]	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$4.37	$14.40	$12.93	$10.91	$10.88	$11.25
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.01)	(0.01)	(0.08)	(0.06)	(0.04)	(0.03)
Net realized and unrealized gain/(loss) on investments	0.29	(4.60)	3.48	4.25	1.85	0.88
Total from investment operations	0.28	(4.61)	3.40	4.19	1.81	0.85
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	—	(5.42)	(1.93)	(2.17)	(1.78)	(1.22)
Total distributions	—	(5.42)	(1.93)	(2.17)	(1.78)	(1.22)
Net asset value end of period	4.65	4.37	14.40	12.93	10.91	10.88
Net assets end of period (000s)	$10,550	$16,353	$64,310	$64,242	$31,265	$144,137
Ratios and Supplemental Data (%)
Total return[b]	6.41%[c]	(46.85)%	27.41%	46.03%	21.38%	8.02%
Ratio of total expenses to average net assets^	0.86 [d]	0.83	0.85	0.83	0.82	0.80
Ratio of net expenses to average net assets[a]	0.75 [d]	0.52	0.74	0.79	0.81	0.80
Ratio of net investment income/(loss) to average net assets[a]	(0.35)[d]	(0.15)	(0.56)	(0.53)	(0.37)	(0.28)
Portfolio turnover	35 [c]	75	182	113	70	85

	Administrative Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021[g]	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$3.66	$13.08	$11.93	$10.26	$10.37	$10.81
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.01)	(0.03)	(0.11)	(0.08)	(0.06)	(0.06)
Net realized and unrealized gain/(loss) on investments	0.23	(3.97)	3.19	3.92	1.73	0.84
Total from investment operations	0.22	(4.00)	3.08	3.84	1.67	0.78
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	—	(5.42)	(1.93)	(2.17)	(1.78)	(1.22)
Total distributions	—	(5.42)	(1.93)	(2.17)	(1.78)	(1.22)
Net asset value end of period	3.88	3.66	13.08	11.93	10.26	10.37
Net assets end of period (000s)	$2,050	$2,492	$5,518	$3,666	$2,687	$26,936
Ratios and Supplemental Data (%)
Total return[b]	6.01%[c]	(46.96)%	26.98%	45.42%	21.04%	7.68%
Ratio of total expenses to average net assets^	1.19 [d]	1.16	1.17	1.16	1.15	1.13
Ratio of net expenses to average net assets[a]	1.08 [d]	0.86	1.06	1.12	1.14	1.12
Ratio of net investment income/(loss) to average net assets[a]	(0.69)[d]	(0.48)	(0.88)	(0.84)	(0.66)	(0.55)
Portfolio turnover	35 [c]	75	182	113	70	85
See page 119 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021[g]	2020	2019	2018
(Unaudited)
$4.32	$14.31	$12.87	$10.88	$10.86	$11.24

(0.01)	(0.01)	(0.09)	(0.06)	(0.05)	(0.04)
0.28	(4.56)	3.46	4.22	1.85	0.88
0.27	(4.57)	3.37	4.16	1.80	0.84

—	—	—	—	—	—
—	(5.42)	(1.93)	(2.17)	(1.78)	(1.22)
—	(5.42)	(1.93)	(2.17)	(1.78)	(1.22)
4.59	4.32	14.31	12.87	10.88	10.86
$51,011	$72,988	$220,842	$236,863	$198,544	$158,680

6.25%[c]	(46.87)%	27.29%	45.84%	21.32%	7.94%
0.94 [d]	0.91	0.93	0.91	0.90	0.88
0.83 [d]	0.61	0.82	0.87	0.89	0.87
(0.44)[d]	(0.24)	(0.64)	(0.58)	(0.48)	(0.36)
35 [c]	75	182	113	70	85

Investor Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021[g]	2020	2019	2018
(Unaudited)
$3.27	$12.36	$11.37	$9.88	$10.07	$10.54

(0.01)	(0.03)	(0.12)	(0.09)	(0.08)	(0.08)
0.21	(3.64)	3.04	3.75	1.67	0.83
0.20	(3.67)	2.92	3.66	1.59	0.75

—	—	—	—	—	—
—	(5.42)	(1.93)	(2.17)	(1.78)	(1.22)
—	(5.42)	(1.93)	(2.17)	(1.78)	(1.22)
3.47	3.27	12.36	11.37	9.88	10.07
$15,892	$16,387	$56,531	$36,399	$20,891	$16,929

6.12%[c]	(47.05)%	26.88%	45.32%	20.83%	7.57%
1.30 [d]	1.27	1.29	1.28	1.27	1.25
1.19 [d]	0.96	1.17	1.24	1.26	1.24
(0.80)[d]	(0.59)	(0.99)	(0.96)	(0.85)	(0.72)
35 [c]	75	182	113	70	85

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND
	Retirement Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$9.75	$13.83	$10.25	$11.17	$10.41	$11.79
Income from Investment Operations
Net investment income/(loss)[a,e]	0.10	0.23	0.21	0.14	0.26	0.21
Net realized and unrealized gain/(loss) on investments	2.05	(3.36)	3.50	(0.81)	0.92	(1.19)
Total from investment operations	2.15	(3.13)	3.71	(0.67)	1.18	(0.98)
Less Distributions
Dividends from net investment income	(0.16)	(0.23)	(0.13)	(0.25)	(0.13)	(0.12)
Distributions from net realized capital gains	—	(0.72)	—	—	(0.29)	(0.28)
Total distributions	(0.16)	(0.95)	(0.13)	(0.25)	(0.42)	(0.40)
Net asset value end of period	11.74	9.75	13.83	10.25	11.17	10.41
Net assets end of period (000s)	$676,998	$543,857	$853,454	$533,318	$499,288	$420,056
Ratios and Supplemental Data (%)
Total return[b]	22.27%[c]	(24.03)%	36.32%	(6.25)%	11.99%	(8.55)%
Ratio of total expenses to average net assets^	0.84 [d]	0.84	0.84	0.85	0.87	0.90
Ratio of net expenses to average net assets[a]	0.72 [d]	0.72	0.71	0.70	0.68	0.74
Ratio of net investment income/(loss) to average net assets[a]	1.85 [d]	1.98	1.54	1.32	2.42	1.87
Portfolio turnover	7 [c]	24	51	25	22	42

	Administrative Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$9.71	$13.77	$10.22	$11.14	$10.39	$11.76
Income from Investment Operations
Net investment income/(loss)[a,e]	0.08	0.20	0.16	0.10	0.22	0.22
Net realized and unrealized gain/(loss) on investments	2.05	(3.35)	3.48	(0.80)	0.92	(1.22)
Total from investment operations	2.13	(3.15)	3.64	(0.70)	1.14	(1.00)
Less Distributions
Dividends from net investment income	(0.13)	(0.19)	(0.09)	(0.22)	(0.10)	(0.09)
Distributions from net realized capital gains	—	(0.72)	—	—	(0.29)	(0.28)
Total distributions	(0.13)	(0.91)	(0.09)	(0.22)	(0.39)	(0.37)
Net asset value end of period	11.71	9.71	13.77	10.22	11.14	10.39
Net assets end of period (000s)	$9,243	$7,419	$9,213	$6,446	$6,800	$5,734
Ratios and Supplemental Data (%)
Total return[b]	22.06%[c]	(24.24)%	35.76%	(6.54)%	11.58%	(8.76)%
Ratio of total expenses to average net assets^	1.17 [d]	1.17	1.17	1.18	1.20	1.23
Ratio of net expenses to average net assets[a]	1.05 [d]	1.05	1.04	1.03	1.01	1.06
Ratio of net investment income/(loss) to average net assets[a]	1.50 [d]	1.73	1.17	0.99	2.06	1.96
Portfolio turnover	7 [c]	24	51	25	22	42
See page 119 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019	2018
(Unaudited)
$9.75	$13.82	$10.25	$11.17	$10.41	$11.79

0.10	0.23	0.19	0.13	0.25	0.20
2.05	(3.36)	3.50	(0.81)	0.92	(1.18)
2.15	(3.13)	3.69	(0.68)	1.17	(0.98)

(0.16)	(0.22)	(0.12)	(0.24)	(0.12)	(0.12)
—	(0.72)	—	—	(0.29)	(0.28)
(0.16)	(0.94)	(0.12)	(0.24)	(0.41)	(0.40)
11.74	9.75	13.82	10.25	11.17	10.41
$304,853	$248,130	$332,503	$247,212	$257,860	$238,470

22.27%[c]	(24.04)%	36.12%	(6.33)%	11.90%	(8.62)%
0.92 [d]	0.92	0.92	0.93	0.95	0.98
0.80 [d]	0.80	0.79	0.78	0.76	0.82
1.75 [d]	1.99	1.43	1.25	2.34	1.72
7 [c]	24	51	25	22	42

Investor Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019	2018
(Unaudited)
$9.66	$13.70	$10.17	$11.08	$10.33	$11.71

0.08	0.18	0.14	0.09	0.21	0.15
2.04	(3.33)	3.47	(0.80)	0.91	(1.17)
2.12	(3.15)	3.61	(0.71)	1.12	(1.02)

(0.12)	(0.17)	(0.08)	(0.20)	(0.08)	(0.08)
—	(0.72)	—	—	(0.29)	(0.28)
(0.12)	(0.89)	(0.08)	(0.20)	(0.37)	(0.36)
11.66	9.66	13.70	10.17	11.08	10.33
$9,921	$8,330	$10,072	$7,037	$9,122	$5,456

22.02%[c]	(24.32)%	35.56%	(6.58)%	11.43%	(8.93)%
1.28 [d]	1.28	1.29	1.30	1.32	1.35
1.16 [d]	1.16	1.15	1.15	1.13	1.19
1.40 [d]	1.60	1.07	0.86	1.99	1.34
7 [c]	24	51	25	22	42

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR GLOBAL LEADERS FUND
	Retirement Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$24.43	$41.81	$33.89	$30.81	$25.52	$25.33
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.02)	(0.04)	(0.09)	0.02	0.13	0.02
Net realized and unrealized gain/(loss) on investments	2.51	(13.64)	10.84	4.89	5.76	2.40
Total from investment operations	2.49	(13.68)	10.75	4.91	5.89	2.42
Less Distributions
Dividends from net investment income	—	—	—	(0.09)	—	(0.03)
Distributions from net realized capital gains	(1.95)	(3.70)	(2.83)	(1.74)	(0.60)	(2.20)
Total distributions	(1.95)	(3.70)	(2.83)	(1.83)	(0.60)	(2.23)
Net asset value end of period	24.97	24.43	41.81	33.89	30.81	25.52
Net assets end of period (000s)	$15,684	$15,702	$24,324	$17,703	$12,245	$6,846
Ratios and Supplemental Data (%)
Total return[b]	10.94%[c]	(35.22)%	33.12%	16.56%	23.72%	10.01%
Ratio of total expenses to average net assets^	0.95 [d]	0.92	0.87	0.90	0.92	0.96
Ratio of net expenses to average net assets[a]	0.78 [d]	0.78	0.78	0.78	0.80	0.82
Ratio of net investment income/(loss) to average net assets[a]	(0.13)[d]	(0.14)	(0.24)	0.07	0.46	0.09
Portfolio turnover	6 [c]	29	27	55	47	20

	Administrative Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$23.58	$40.63	$33.10	$30.15	$25.06	$24.97
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.05)	(0.14)	(0.22)	(0.08)	0.06	(0.05)
Net realized and unrealized gain/(loss) on investments	2.41	(13.21)	10.58	4.77	5.63	2.34
Total from investment operations	2.36	(13.35)	10.36	4.69	5.69	2.29
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	(1.95)	(3.70)	(2.83)	(1.74)	(0.60)	(2.20)
Total distributions	(1.95)	(3.70)	(2.83)	(1.74)	(0.60)	(2.20)
Net asset value end of period	23.99	23.58	40.63	33.10	30.15	25.06
Net assets end of period (000s)	$1,008	$914	$1,757	$2,067	$3,050	$1,111
Ratios and Supplemental Data (%)
Total return[b]	10.78%[c]	(35.45)%	32.71%	16.13%	23.35%	9.61%
Ratio of total expenses to average net assets^	1.28 [d]	1.25	1.20	1.23	1.25	1.29
Ratio of net expenses to average net assets[a]	1.11 [d]	1.11	1.11	1.11	1.13	1.15
Ratio of net investment income/(loss) to average net assets[a]	(0.46)[d]	(0.48)	(0.58)	(0.25)	0.22	(0.21)
Portfolio turnover	6 [c]	29	27	55	47	20
See page 119 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019	2018
(Unaudited)
$24.32	$41.67	$33.80	$30.75	$25.49	$25.31

(0.03)	(0.08)	(0.13)	—*	0.11	0.01
2.49	(13.57)	10.83	4.86	5.75	2.38
2.46	(13.65)	10.70	4.86	5.86	2.39

—	—	—	(0.07)	—	(0.01)
(1.95)	(3.70)	(2.83)	(1.74)	(0.60)	(2.20)
(1.95)	(3.70)	(2.83)	(1.81)	(0.60)	(2.21)
24.83	24.32	41.67	33.80	30.75	25.49
$39,099	$40,193	$90,307	$78,120	$72,429	$33,574

10.87%[c]	(35.27)%	33.02%	16.46%	23.63%	9.90%
1.03 [d]	1.00	0.95	0.98	1.00	1.04
0.86 [d]	0.86	0.86	0.86	0.88	0.90
(0.21)[d]	(0.25)	(0.33)	0.01	0.37	0.03
6 [c]	29	27	55	47	20

Investor Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019	2018
(Unaudited)
$23.09	$39.90	$32.59	$29.74	$24.76	$24.72

(0.07)	(0.18)	(0.25)	(0.11)	(0.01)	(0.09)
2.36	(12.93)	10.39	4.70	5.59	2.33
2.29	(13.11)	10.14	4.59	5.58	2.24

—	—	—	—	—	—
(1.95)	(3.70)	(2.83)	(1.74)	(0.60)	(2.20)
(1.95)	(3.70)	(2.83)	(1.74)	(0.60)	(2.20)
23.43	23.09	39.90	32.59	29.74	24.76
$10,702	$10,744	$26,160	$20,865	$18,748	$12,416

10.70%[c]	(35.50)%	32.53%	16.01%	23.18%	9.50%
1.39 [d]	1.36	1.31	1.35	1.37	1.41
1.22 [d]	1.22	1.22	1.23	1.25	1.27
(0.57)[d]	(0.61)	(0.69)	(0.35)	(0.03)	(0.35)
6 [c]	29	27	55	47	20

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR INTERNATIONAL FUND
	Retirement Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018[j]
	(Unaudited)
Net asset value beginning of period	$35.91	$48.47	$36.52	$39.00	$58.31	$69.91
Income from Investment Operations
Net investment income/(loss)[a,e]	0.48	1.09	0.72	0.91	0.91	1.21
Net realized and unrealized gain/(loss) on investments	8.47	(12.60)	11.73	(2.10)	1.62	(8.51)
Total from investment operations	8.95	(11.51)	12.45	(1.19)	2.53	(7.30)
Less Distributions
Dividends from net investment income	(1.34)	(1.05)	(0.50)	(1.29)	(0.97)	(1.30)
Distributions from net realized capital gains	—	—	—	—	(20.87)	(3.00)
Total distributions	(1.34)	(1.05)	(0.50)	(1.29)	(21.84)	(4.30)
Net asset value end of period	43.52	35.91	48.47	36.52	39.00	58.31
Net assets end of period (000s)	$594,840	$461,129	$872,647	$871,743	$1,299,776	$2,703,360
Ratios and Supplemental Data (%)
Total return[b]	25.42%[c]	(24.19)%	34.23%	(3.35)%	10.29%	(11.24)%
Ratio of total expenses to average net assets^	0.81 [d]	0.81	0.80	1.61[n]	0.80	0.74
Ratio of net expenses to average net assets[a]	0.69 [d]	0.69	0.69	0.69[n]	0.67	0.64
Ratio of net investment income/(loss) to average net assets[a]	2.35 [d]	2.57	1.55	2.52[n]	2.33	1.80
Portfolio turnover	7 [c]	14	21	12	12	64

	Administrative Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018[j]
	(Unaudited)
Net asset value beginning of period	$36.30	$48.95	$36.78	$39.26	$58.08	$69.57
Income from Investment Operations
Net investment income/(loss)[a,e]	0.41	1.02	0.57	0.47	0.76	0.88
Net realized and unrealized gain/(loss) on investments	8.58	(12.80)	11.84	(1.81)	1.70	(8.37)
Total from investment operations	8.99	(11.78)	12.41	(1.34)	2.46	(7.49)
Less Distributions
Dividends from net investment income	(1.20)	(0.87)	(0.24)	(1.14)	(0.41)	(1.00)
Distributions from net realized capital gains	—	—	—	—	(20.87)	(3.00)
Total distributions	(1.20)	(0.87)	(0.24)	(1.14)	(21.28)	(4.00)
Net asset value end of period	44.09	36.29	48.95	36.78	39.26	58.08
Net assets end of period (000s)	$11,604	$10,375	$15,464	$15,825	$70,981	$90,009
Ratios and Supplemental Data (%)
Total return[b]	25.21%[c]	(24.46)%	33.80%	(3.67)%	9.94%	(11.53)%
Ratio of total expenses to average net assets^	1.14 [d]	1.14	1.13	1.65[n]	1.13	1.07
Ratio of net expenses to average net assets[a]	1.02 [d]	1.02	1.02	1.02[n]	1.00	0.97
Ratio of net investment income/(loss) to average net assets[a]	2.00 [d]	2.40	1.22	1.25[n]	1.94	1.30
Portfolio turnover	7 [c]	14	21	12	12	64
See page 119 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019	2018[j]
(Unaudited)
$36.04	$48.64	$36.64	$39.12	$58.31	$69.90

0.47	1.12	0.70	0.92	0.84	1.04
8.50	(12.71)	11.76	(2.15)	1.67	(8.39)
8.97	(11.59)	12.46	(1.23)	2.51	(7.35)

(1.31)	(1.01)	(0.46)	(1.25)	(0.83)	(1.24)
—	—	—	—	(20.87)	(3.00)
(1.31)	(1.01)	(0.46)	(1.25)	(21.70)	(4.24)
43.70	36.04	48.64	36.64	39.12	58.31
$2,658,846	$2,298,600	$3,307,683	$2,750,824	$3,814,616	$8,577,147

25.35%[c]	(24.25)%	34.15%	(3.43)%	10.18%	(11.31)%
0.89 [d]	0.89	0.89	1.76[n]	0.88	0.82
0.77 [d]	0.77	0.77	0.77[n]	0.75	0.72
2.28 [d]	2.68	1.50	2.52[n]	2.11	1.53
7 [c]	14	21	12	12	64

Investor Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019	2018[j]
(Unaudited)
$35.63	$48.08	$36.22	$38.65	$57.66	$69.14

0.39	0.95	0.52	0.75	0.70	0.81
8.41	(12.57)	11.64	(2.12)	1.65	(8.33)
8.80	(11.62)	12.16	(1.37)	2.35	(7.52)

(1.15)	(0.83)	(0.30)	(1.06)	(0.49)	(0.96)
—	—	—	—	(20.87)	(3.00)
(1.15)	(0.83)	(0.30)	(1.06)	(21.36)	(3.96)
43.28	35.63	48.08	36.22	38.65	57.66
$280,064	$246,731	$374,773	$323,686	$510,270	$895,711

25.12%[c]	(24.53)%	33.66%	(3.79)%	9.80%	(11.65)%
1.25 [d]	1.25	1.25	2.10[n]	1.25	1.19
1.13 [d]	1.13	1.13	1.14[n]	1.12	1.09
1.91 [d]	2.28	1.13	2.06[n]	1.80	1.21
7 [c]	14	21	12	12	64

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR INTERNATIONAL CORE FUND (FORMERLY, HARBOR OVERSEAS FUND)
	Retirement Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019[i]
	(Unaudited)
Net asset value beginning of period	$9.98	$14.02	$10.12	$10.31	$10.00
Income from Investment Operations
Net investment income/(loss)[a,e]	0.18	0.46	0.28	0.17	0.24
Net realized and unrealized gain/(loss) on investments	1.22	(3.14)	3.79	(0.09)	0.07
Total from investment operations	1.40	(2.68)	4.07	0.08	0.31
Less Distributions
Dividends from net investment income	(0.27)	(0.36)	(0.17)	(0.27)	—
Distributions from net realized capital gains	—	(1.00)	—	—	—
Total distributions	(0.27)	(1.36)	(0.17)	(0.27)	—
Net asset value end of period	11.11	9.98	14.02	10.12	10.31
Net assets end of period (000s)	$23,669	$21,221	$19,742	$13,790	$13,090
Ratios and Supplemental Data (%)
Total return[b]	14.21%[c]	(20.93)%	40.51%	0.64%	3.10%[c]
Ratio of total expenses to average net assets^	1.02 [d]	1.16	1.19	1.35	1.79[d]
Ratio of net expenses to average net assets[a]	0.77 [d]	0.77	0.77	0.77	0.77[d]
Ratio of net investment income/(loss) to average net assets[a]	3.30 [d]	4.05	2.14	1.73	3.61[d]
Portfolio turnover	49 [c]	100	108	80	73[c]

	Investor Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019[i]
	(Unaudited)
Net asset value beginning of period	$9.92	$13.96	$10.08	$10.28	$10.00
Income from Investment Operations
Net investment income/(loss)[a,e]	0.22	0.38	0.23	0.14	0.21
Net realized and unrealized gain/(loss) on investments	1.14	(3.10)	3.78	(0.11)	0.07
Total from investment operations	1.36	(2.72)	4.01	0.03	0.28
Less Distributions
Dividends from net investment income	(0.25)	(0.32)	(0.13)	(0.23)	—
Distributions from net realized capital gains	—	(1.00)	—	—	—
Total distributions	(0.25)	(1.32)	(0.13)	(0.23)	—
Net asset value end of period	11.03	9.92	13.96	10.08	10.28
Net assets end of period (000s)	$11,248	$2,331	$101	$35	$31
Ratios and Supplemental Data (%)
Total return[b]	13.89%[c]	(21.29)%	39.98%	0.14%	2.80%[c]
Ratio of total expenses to average net assets^	1.46 [d]	1.60	1.63	1.80	2.24[d]
Ratio of net expenses to average net assets[a]	1.21 [d]	1.21	1.21	1.22	1.22[d]
Ratio of net investment income/(loss) to average net assets[a]	4.03 [d]	3.67	1.73	1.41	3.17[d]
Portfolio turnover	49 [c]	100	108	80	73[c]
See page 119 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2023
	2022	2021	2020	2019[i]
(Unaudited)
$9.97	$14.01	$10.11	$10.31	$10.00

0.19	0.43	0.29	0.17	0.24
1.21	(3.12)	3.77	(0.11)	0.07
1.40	(2.69)	4.06	0.06	0.31

(0.27)	(0.35)	(0.16)	(0.26)	—
—	(1.00)	—	—	—
(0.27)	(1.35)	(0.16)	(0.26)	—
11.10	9.97	14.01	10.11	10.31
$119,335	$66,908	$33,230	$13,226	$13,131

14.18%[c]	(21.00)%	40.46%	0.48%	3.10%[c]
1.10 [d]	1.24	1.27	1.43	1.87[d]
0.85 [d]	0.85	0.85	0.85	0.85[d]
3.48 [d]	3.85	2.16	1.65	3.54[d]
49 [c]	100	108	80	73[c]

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR INTERNATIONAL GROWTH FUND
	Retirement Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$12.76	$23.53	$19.10	$16.14	$13.70	$15.71
Income from Investment Operations
Net investment income/(loss)[a,e]	0.02	0.06	0.02	0.03	0.30	0.17
Net realized and unrealized gain/(loss) on investments	2.97	(8.96)	4.56	3.25	2.25	(1.99)
Total from investment operations	2.99	(8.90)	4.58	3.28	2.55	(1.82)
Less Distributions
Dividends from net investment income	—	(0.14)	(0.15)	(0.32)	(0.11)	(0.19)
Distributions from net realized capital gains	—	(1.73)	—	—	—	—
Total distributions	—	(1.87)	(0.15)	(0.32)	(0.11)	(0.19)
Net asset value end of period	15.75	12.76	23.53	19.10	16.14	13.70
Net assets end of period (000s)	$78,503	$72,107	$147,545	$163,202	$143,276	$93,815
Ratios and Supplemental Data (%)
Total return[b]	23.43%[c]	(40.76)%	24.00%	20.56%	18.81%	(11.74)%
Ratio of total expenses to average net assets^	0.86 [d]	0.83	0.81	0.83	0.83	0.81
Ratio of net expenses to average net assets[a]	0.77 [d]	0.77	0.77	0.77	0.77	0.77
Ratio of net investment income/(loss) to average net assets[a]	0.22 [d]	0.34	0.08	0.19	2.01	1.07
Portfolio turnover	6 [c]	18	12	24	16	17

	Administrative Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$12.73	$23.42	$19.05	$16.10	$13.66	$15.67
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.01)	(0.02)	(0.06)	(0.02)	0.22	0.08
Net realized and unrealized gain/(loss) on investments	2.96	(8.91)	4.54	3.24	2.28	(1.95)
Total from investment operations	2.95	(8.93)	4.48	3.22	2.50	(1.87)
Less Distributions
Dividends from net investment income	—	(0.03)	(0.11)	(0.27)	(0.06)	(0.14)
Distributions from net realized capital gains	—	(1.73)	—	—	—	—
Total distributions	—	(1.76)	(0.11)	(0.27)	(0.06)	(0.14)
Net asset value end of period	15.68	12.73	23.42	19.05	16.10	13.66
Net assets end of period (000s)	$156	$148	$662	$507	$390	$330
Ratios and Supplemental Data (%)
Total return[b]	23.17%[c]	(40.93)%	23.54%	20.17%	18.45%	(12.03)%
Ratio of total expenses to average net assets^	1.19 [d]	1.16	1.14	1.16	1.16	1.14
Ratio of net expenses to average net assets[a]	1.10 [d]	1.10	1.10	1.10	1.10	1.10
Ratio of net investment income/(loss) to average net assets[a]	(0.15)[d]	(0.09)	(0.24)	(0.15)	1.50	0.51
Portfolio turnover	6 [c]	18	12	24	16	17
See page 119 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019	2018
(Unaudited)
$12.75	$23.50	$19.08	$16.13	$13.69	$15.69

0.01	0.04	—*	0.02	0.26	0.13
2.96	(8.94)	4.55	3.24	2.28	(1.95)
2.97	(8.90)	4.55	3.26	2.54	(1.82)

—	(0.12)	(0.13)	(0.31)	(0.10)	(0.18)
—	(1.73)	—	—	—	—
—	(1.85)	(0.13)	(0.31)	(0.10)	(0.18)
15.72	12.75	23.50	19.08	16.13	13.69
$289,851	$267,148	$709,080	$600,240	$414,528	$399,911

23.29%[c]	(40.78)%	23.92%	20.42%	18.73%	(11.75)%
0.94 [d]	0.91	0.89	0.91	0.91	0.89
0.85 [d]	0.85	0.85	0.85	0.85	0.85
0.14 [d]	0.21	0.01	0.11	1.75	0.84
6 [c]	18	12	24	16	17

Investor Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019	2018
(Unaudited)
$12.66	$23.30	$18.93	$16.00	$13.58	$15.57

(0.02)	(0.02)	(0.11)	(0.04)	0.21	0.11
2.94	(8.89)	4.54	3.22	2.26	(1.98)
2.92	(8.91)	4.43	3.18	2.47	(1.87)

—	—	(0.06)	(0.25)	(0.05)	(0.12)
—	(1.73)	—	—	—	—
—	(1.73)	(0.06)	(0.25)	(0.05)	(0.12)
15.58	12.66	23.30	18.93	16.00	13.58
$8,070	$6,788	$13,523	$32,757	$34,238	$32,225

23.06%[c]	(41.00)%	23.41%	20.06%	18.29%	(12.12)%
1.30 [d]	1.27	1.26	1.28	1.28	1.26
1.21 [d]	1.21	1.22	1.22	1.22	1.22
(0.20)[d]	(0.10)	(0.49)	(0.27)	1.40	0.69
6 [c]	18	12	24	16	17

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR INTERNATIONAL SMALL CAP FUND
	Retirement Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019[k]	2018
	(Unaudited)
Net asset value beginning of period	$12.65	$16.39	$11.37	$12.49	$12.38	$13.90
Income from Investment Operations
Net investment income/(loss)[a,e]	0.17	0.27	0.28	0.07	0.24	0.17
Net realized and unrealized gain/(loss) on investments	2.27	(2.91)	4.91	(0.82)	0.35	(1.50)
Total from investment operations	2.44	(2.64)	5.19	(0.75)	0.59	(1.33)
Less Distributions
Dividends from net investment income	(0.16)	(0.28)	(0.17)	(0.37)	(0.10)	(0.09)
Distributions from net realized capital gains	(0.20)	(0.82)	—	—	(0.38)	(0.10)
Total distributions	(0.36)	(1.10)	(0.17)	(0.37)	(0.48)	(0.19)
Net asset value end of period	14.73	12.65	16.39	11.37	12.49	12.38
Net assets end of period (000s)	$71,736	$30,387	$9,559	$5,525	$19,408	$8,213
Ratios and Supplemental Data (%)
Total return[b]	19.54%[c]	(16.94)%	45.95%	(6.36)%	5.23%	(9.71)%
Ratio of total expenses to average net assets^	0.97 [d]	1.11	1.17	1.37	1.24	1.07
Ratio of net expenses to average net assets[a]	0.88 [d]	0.88	0.88	0.88	0.88	0.87
Ratio of net investment income/(loss) to average net assets[a]	2.36 [d]	2.04	1.79	0.64	1.98	1.19
Portfolio turnover	8 [c]	23	43	39	178	53

	Administrative Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019[k]	2018
	(Unaudited)
Net asset value beginning of period	$12.60	$16.33	$11.34	$12.46	$12.34	$13.87
Income from Investment Operations
Net investment income/(loss)[a,e]	0.12	0.29	0.20	0.06	0.15	0.11
Net realized and unrealized gain/(loss) on investments	2.30	(2.97)	4.93	(0.85)	0.40	(1.49)
Total from investment operations	2.42	(2.68)	5.13	(0.79)	0.55	(1.38)
Less Distributions
Dividends from net investment income	(0.12)	(0.23)	(0.14)	(0.33)	(0.05)	(0.05)
Distributions from net realized capital gains	(0.20)	(0.82)	—	—	(0.38)	(0.10)
Total distributions	(0.32)	(1.05)	(0.14)	(0.33)	(0.43)	(0.15)
Net asset value end of period	14.70	12.60	16.33	11.34	12.46	12.34
Net assets end of period (000s)	$521	$436	$487	$333	$356	$309
Ratios and Supplemental Data (%)
Total return[b]	19.38%[c]	(17.25)%	45.44%	(6.65)%	4.90%	(10.06)%
Ratio of total expenses to average net assets^	1.30 [d]	1.44	1.50	1.70	1.57	1.40
Ratio of net expenses to average net assets[a]	1.21 [d]	1.21	1.21	1.21	1.21	1.20
Ratio of net investment income/(loss) to average net assets[a]	1.68 [d]	2.12	1.30	0.49	1.25	0.76
Portfolio turnover	8 [c]	23	43	39	178	53
See page 119 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019[k]	2018
(Unaudited)
$12.65	$16.39	$11.37	$12.49	$12.37	$13.90

0.15	0.32	0.24	0.09	0.19	0.15
2.28	(2.97)	4.95	(0.86)	0.40	(1.50)
2.43	(2.65)	5.19	(0.77)	0.59	(1.35)

(0.15)	(0.27)	(0.17)	(0.35)	(0.09)	(0.08)
(0.20)	(0.82)	—	—	(0.38)	(0.10)
(0.35)	(1.09)	(0.17)	(0.35)	(0.47)	(0.18)
14.73	12.65	16.39	11.37	12.49	12.37
$175,143	$93,640	$49,419	$25,716	$25,758	$50,358

19.47%[c]	(17.00)%	45.87%	(6.48)%	5.25%	(9.83)%
1.05 [d]	1.19	1.25	1.45	1.32	1.15
0.96 [d]	0.96	0.96	0.96	0.96	0.95
2.20 [d]	2.32	1.53	0.76	1.60	1.05
8 [c]	23	43	39	178	53

Investor Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019[k]	2018
(Unaudited)
$12.58	$16.32	$11.34	$12.45	$12.34	$13.86

0.15	0.23	0.18	0.04	0.13	0.10
2.25	(2.92)	4.93	(0.84)	0.40	(1.48)
2.40	(2.69)	5.11	(0.80)	0.53	(1.38)

(0.11)	(0.23)	(0.13)	(0.31)	(0.04)	(0.04)
(0.20)	(0.82)	—	—	(0.38)	(0.10)
(0.31)	(1.05)	(0.13)	(0.31)	(0.42)	(0.14)
14.67	12.58	16.32	11.34	12.45	12.34
$4,957	$1,140	$1,962	$398	$428	$619

19.24%[c]	(17.29)%	45.25%	(6.76)%	4.70%	(10.08)%
1.41 [d]	1.55	1.61	1.82	1.69	1.52
1.32 [d]	1.32	1.32	1.33	1.33	1.32
2.19 [d]	1.66	1.16	0.36	1.10	0.73
8 [c]	23	43	39	178	53

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR LARGE CAP VALUE FUND
	Retirement Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$19.50	$23.23	$17.11	$16.33	$14.37	$14.87
Income from Investment Operations
Net investment income/(loss)[a,e]	0.15	0.26	0.19	0.18	0.18	0.17
Net realized and unrealized gain/(loss) on investments	0.60	(3.16)	6.62	0.76	2.17	(0.13)
Total from investment operations	0.75	(2.90)	6.81	0.94	2.35	0.04
Less Distributions
Dividends from net investment income	(0.20)	(0.22)	(0.17)	(0.16)	(0.16)	(0.13)
Distributions from net realized capital gains	(0.72)	(0.61)	(0.52)	—	(0.23)	(0.41)
Total distributions	(0.92)	(0.83)	(0.69)	(0.16)	(0.39)	(0.54)
Net asset value end of period	19.33	19.50	23.23	17.11	16.33	14.37
Net assets end of period (000s)	$1,169,000	$1,326,142	$1,472,349	$655,562	$457,908	$313,721
Ratios and Supplemental Data (%)
Total return[b]	4.08%[c]	(12.82)%	40.62%	5.80%	16.92%	0.18%
Ratio of total expenses to average net assets^	0.65 [d]	0.64	0.64	0.64	0.65	0.64
Ratio of net expenses to average net assets[a]	0.61 [d]	0.61	0.61	0.61	0.61	0.60
Ratio of net investment income/(loss) to average net assets[a]	1.51 [d]	1.26	0.90	1.08	1.19	1.12
Portfolio turnover	3 [c]	24	13	26	11	15

	Administrative Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$19.50	$23.21	$17.11	$16.33	$14.36	$14.84
Income from Investment Operations
Net investment income/(loss)[a,e]	0.11	0.19	0.13	0.13	0.14	0.13
Net realized and unrealized gain/(loss) on investments	0.60	(3.14)	6.59	0.75	2.17	(0.15)
Total from investment operations	0.71	(2.95)	6.72	0.88	2.31	(0.02)
Less Distributions
Dividends from net investment income	(0.15)	(0.15)	(0.10)	(0.10)	(0.11)	(0.05)
Distributions from net realized capital gains	(0.72)	(0.61)	(0.52)	—	(0.23)	(0.41)
Total distributions	(0.87)	(0.76)	(0.62)	(0.10)	(0.34)	(0.46)
Net asset value end of period	19.34	19.50	23.21	17.11	16.33	14.36
Net assets end of period (000s)	$3,005	$3,228	$3,941	$11,502	$12,195	$15,460
Ratios and Supplemental Data (%)
Total return[b]	3.87%[c]	(13.06)%	40.05%	5.42%	16.60%	(0.23)%
Ratio of total expenses to average net assets^	0.98 [d]	0.97	0.97	0.97	0.98	0.97
Ratio of net expenses to average net assets[a]	0.94 [d]	0.94	0.94	0.94	0.94	0.93
Ratio of net investment income/(loss) to average net assets[a]	1.18 [d]	0.92	0.64	0.78	0.91	0.84
Portfolio turnover	3 [c]	24	13	26	11	15
See page 119 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019	2018
(Unaudited)
$19.50	$23.23	$17.11	$16.33	$14.37	$14.87

0.14	0.25	0.18	0.17	0.17	0.16
0.60	(3.17)	6.61	0.76	2.17	(0.13)
0.74	(2.92)	6.79	0.93	2.34	0.03

(0.19)	(0.20)	(0.15)	(0.15)	(0.15)	(0.12)
(0.72)	(0.61)	(0.52)	—	(0.23)	(0.41)
(0.91)	(0.81)	(0.67)	(0.15)	(0.38)	(0.53)
19.33	19.50	23.23	17.11	16.33	14.37
$678,087	$751,476	$1,049,830	$880,755	$761,262	$605,040

4.01%[c]	(12.90)%	40.52%	5.72%	16.83%	0.11%
0.73 [d]	0.72	0.72	0.72	0.73	0.72
0.69 [d]	0.69	0.69	0.69	0.69	0.68
1.43 [d]	1.17	0.84	1.02	1.12	1.05
3 [c]	24	13	26	11	15

Investor Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019	2018
(Unaudited)
$19.72	$23.46	$17.28	$16.48	$14.49	$14.99

0.10	0.17	0.10	0.11	0.12	0.11
0.61	(3.18)	6.68	0.76	2.19	(0.14)
0.71	(3.01)	6.78	0.87	2.31	(0.03)

(0.14)	(0.12)	(0.08)	(0.07)	(0.09)	(0.06)
(0.72)	(0.61)	(0.52)	—	(0.23)	(0.41)
(0.86)	(0.73)	(0.60)	(0.07)	(0.32)	(0.47)
19.57	19.72	23.46	17.28	16.48	14.49
$26,186	$26,880	$31,192	$23,527	$35,622	$45,548

3.78%[c]	(13.15)%	39.96%	5.32%	16.39%	(0.27)%
1.09 [d]	1.08	1.08	1.09	1.10	1.09
1.05 [d]	1.05	1.05	1.06	1.06	1.05
1.07 [d]	0.81	0.47	0.67	0.79	0.70
3 [c]	24	13	26	11	15

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR MID CAP FUND
	Retirement Class				Institutional Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,			6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020[f]		2022	2021	2020[f]
	(Unaudited)				(Unaudited)
Net asset value beginning of period	$12.45	$14.52	$10.57	$10.00	$12.44	$14.51	$10.56	$10.00
Income from Investment Operations
Net investment income/(loss)[a,e]	0.05	0.09	0.05	0.05	0.05	0.09	0.04	0.04
Net realized and unrealized gain/(loss) on investments	0.28	(1.84)	3.93	0.53	0.28	(1.85)	3.93	0.53
Total from investment operations	0.33	(1.75)	3.98	0.58	0.33	(1.76)	3.97	0.57
Less Distributions
Dividends from net investment income	(0.07)	(0.05)	(0.03)	(0.01)	(0.06)	(0.04)	(0.02)	(0.01)
Distributions from net realized capital gains	(0.34)	(0.27)	—	—	(0.34)	(0.27)	—	—
Total distributions	(0.41)	(0.32)	(0.03)	(0.01)	(0.40)	(0.31)	(0.02)	(0.01)
Net asset value end of period	12.37	12.45	14.52	10.57	12.37	12.44	14.51	10.56
Net assets end of period (000s)	$65,801	$67,079	$37,135	$5,148	$23,054	$21,105	$23,710	$5,411
Ratios and Supplemental Data (%)
Total return[b]	2.78%[c]	(12.36)%	37.61%	5.86%[c]	2.76%[c]	(12.43)%	37.54%	5.75%[c]
Ratio of total expenses to average net assets^	0.87 [d]	0.92	0.93	2.28[d]	0.95 [d]	1.00	1.01	2.36[d]
Ratio of net expenses to average net assets[a]	0.80 [d]	0.80	0.80	0.80[d]	0.88 [d]	0.88	0.88	0.88[d]
Ratio of net investment income/(loss) to average net assets[a]	0.88 [d]	0.65	0.40	0.54[d]	0.79 [d]	0.64	0.27	0.46[d]
Portfolio turnover	8 [c]	42	11	9[c]	8 [c]	42	11	9[c]
See page 119 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Investor Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020[f]
(Unaudited)
$12.37	$14.44	$10.54	$10.00

0.03	0.04	(0.01)	0.01
0.27	(1.84)	3.91	0.53
0.30	(1.80)	3.90	0.54

(0.01)	—*	—*	—*
(0.34)	(0.27)	—	—
(0.35)	(0.27)	—*	—*
12.32	12.37	14.44	10.54
$841	$834	$949	$455

2.55%[c]	(12.72)%	37.00%	5.42%[c]
1.31 [d]	1.36	1.38	2.73[d]
1.24 [d]	1.24	1.24	1.25[d]
0.43 [d]	0.28	(0.06)	0.07[d]
8 [c]	42	11	9[c]

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR MID CAP VALUE FUND
	Retirement Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$23.93	$24.97	$16.83	$20.82	$21.39	$23.33
Income from Investment Operations
Net investment income/(loss)[a,e]	0.25	0.49	0.42	0.43	0.48	0.50
Net realized and unrealized gain/(loss) on investments	0.14	(1.18)	8.21	(3.73)	0.47	(1.52)
Total from investment operations	0.39	(0.69)	8.63	(3.30)	0.95	(1.02)
Less Distributions
Dividends from net investment income	(0.42)	(0.35)	(0.49)	(0.54)	(0.37)	(0.33)
Distributions from net realized capital gains	(1.45)	—	—	(0.15)	(1.15)	(0.59)
Total distributions	(1.87)	(0.35)	(0.49)	(0.69)	(1.52)	(0.92)
Net asset value end of period	22.45	23.93	24.97	16.83	20.82	21.39
Net assets end of period (000s)	$17,373	$43,591	$56,156	$29,897	$102,945	$103,552
Ratios and Supplemental Data (%)
Total return[b]	1.77%[c]	(2.80)%	51.99%	(16.55)%	5.53%	(4.75)%
Ratio of total expenses to average net assets^	0.82 [d]	0.81	0.81	0.82	0.80	0.79
Ratio of net expenses to average net assets[a]	0.77 [d]	0.77	0.78	0.80	0.77	0.76
Ratio of net investment income/(loss) to average net assets[a]	2.12 [d]	2.00	1.78	2.39	2.39	2.15
Portfolio turnover	5 [c]	9	18	4	11	24

	Administrative Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$24.20	$25.24	$16.98	$20.98	$21.52	$23.47
Income from Investment Operations
Net investment income/(loss)[a,e]	0.21	0.41	0.34	0.36	0.42	0.43
Net realized and unrealized gain/(loss) on investments	0.14	(1.20)	8.31	(3.77)	0.48	(1.54)
Total from investment operations	0.35	(0.79)	8.65	(3.41)	0.90	(1.11)
Less Distributions
Dividends from net investment income	(0.33)	(0.25)	(0.39)	(0.44)	(0.29)	(0.25)
Distributions from net realized capital gains	(1.45)	—	—	(0.15)	(1.15)	(0.59)
Total distributions	(1.78)	(0.25)	(0.39)	(0.59)	(1.44)	(0.84)
Net asset value end of period	22.77	24.20	25.24	16.98	20.98	21.52
Net assets end of period (000s)	$3,225	$3,291	$3,828	$4,945	$18,508	$42,557
Ratios and Supplemental Data (%)
Total return[b]	1.57%[c]	(3.14)%	51.53%	(16.85)%	5.19%	(5.06)%
Ratio of total expenses to average net assets^	1.15 [d]	1.14	1.14	1.15	1.13	1.12
Ratio of net expenses to average net assets[a]	1.10 [d]	1.10	1.11	1.13	1.10	1.08
Ratio of net investment income/(loss) to average net assets[a]	1.75 [d]	1.67	1.46	1.98	2.08	1.83
Portfolio turnover	5 [c]	9	18	4	11	24
See page 119 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019	2018
(Unaudited)
$23.93	$24.97	$16.83	$20.82	$21.38	$23.33

0.23	0.47	0.40	0.40	0.47	0.49
0.15	(1.18)	8.21	(3.73)	0.47	(1.54)
0.38	(0.71)	8.61	(3.33)	0.94	(1.05)

(0.40)	(0.33)	(0.47)	(0.51)	(0.35)	(0.31)
(1.45)	—	—	(0.15)	(1.15)	(0.59)
(1.85)	(0.33)	(0.47)	(0.66)	(1.50)	(0.90)
22.46	23.93	24.97	16.83	20.82	21.38
$227,122	$242,004	$355,431	$277,767	$520,629	$714,309

1.71%[c]	(2.88)%	51.87%	(16.64)%	5.48%	(4.85)%
0.90 [d]	0.89	0.89	0.90	0.88	0.87
0.85 [d]	0.85	0.86	0.88	0.85	0.83
2.00 [d]	1.93	1.71	2.25	2.33	2.09
5 [c]	9	18	4	11	24

Investor Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019	2018
(Unaudited)
$23.90	$24.93	$16.80	$20.78	$21.31	$23.23

0.19	0.39	0.32	0.34	0.39	0.40
0.14	(1.18)	8.20	(3.74)	0.48	(1.53)
0.33	(0.79)	8.52	(3.40)	0.87	(1.13)

(0.30)	(0.24)	(0.39)	(0.43)	(0.25)	(0.20)
(1.45)	—	—	(0.15)	(1.15)	(0.59)
(1.75)	(0.24)	(0.39)	(0.58)	(1.40)	(0.79)
22.48	23.90	24.93	16.80	20.78	21.31
$27,088	$28,355	$32,097	$26,785	$58,928	$82,539

1.52%[c]	(3.20)%	51.26%	(16.94)%	5.08%	(5.20)%
1.26 [d]	1.25	1.25	1.27	1.25	1.24
1.21 [d]	1.21	1.22	1.25	1.22	1.20
1.64 [d]	1.57	1.36	1.89	1.95	1.71
5 [c]	9	18	4	11	24

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR SMALL CAP GROWTH FUND
	Retirement Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$11.78	$19.95	$15.91	$13.18	$14.39	$15.08
Income from Investment Operations
Net investment income/(loss)[a,e]	—	(0.01)	(0.07)	(0.04)	(0.01)	(0.05)
Net realized and unrealized gain/(loss) on investments	0.46	(3.94)	5.41	3.25	1.56	0.82
Total from investment operations	0.46	(3.95)	5.34	3.21	1.55	0.77
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	(0.52)	(4.22)	(1.30)	(0.48)	(2.76)	(1.46)
Total distributions	(0.52)	(4.22)	(1.30)	(0.48)	(2.76)	(1.46)
Net asset value end of period	11.72	11.78	19.95	15.91	13.18	14.39
Net assets end of period (000s)	$352,445	$311,509	$399,174	$348,997	$281,603	$306,026
Ratios and Supplemental Data (%)
Total return[b]	4.29%[c]	(23.72)%	34.40%	24.93%	16.23%	5.11%
Ratio of total expenses to average net assets^	0.80 [d]	0.80	0.79	0.81	0.80	0.79
Ratio of net expenses to average net assets[a]	0.80 [d]	0.79	0.78	0.80	0.80	0.79
Ratio of net investment income/(loss) to average net assets[a]	0.04 [d]	(0.11)	(0.37)	(0.27)	(0.12)	(0.33)
Portfolio turnover	44 [c]	75	71	95	74	99

	Administrative Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$10.10	$17.80	$14.36	$11.98	$13.39	$14.17
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.01)	(0.05)	(0.12)	(0.08)	(0.05)	(0.09)
Net realized and unrealized gain/(loss) on investments	0.39	(3.43)	4.86	2.94	1.40	0.77
Total from investment operations	0.38	(3.48)	4.74	2.86	1.35	0.68
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	(0.52)	(4.22)	(1.30)	(0.48)	(2.76)	(1.46)
Total distributions	(0.52)	(4.22)	(1.30)	(0.48)	(2.76)	(1.46)
Net asset value end of period	9.96	10.10	17.80	14.36	11.98	13.39
Net assets end of period (000s)	$612	$648	$965	$866	$395	$769
Ratios and Supplemental Data (%)
Total return[b]	4.21%[c]	(24.00)%	33.91%	24.49%	15.87%	4.76%
Ratio of total expenses to average net assets^	1.13 [d]	1.13	1.12	1.14	1.13	1.12
Ratio of net expenses to average net assets[a]	1.13 [d]	1.12	1.11	1.13	1.12	1.11
Ratio of net investment income/(loss) to average net assets[a]	(0.29)[d]	(0.44)	(0.69)	(0.62)	(0.44)	(0.65)
Portfolio turnover	44 [c]	75	71	95	74	99
See page 119 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019	2018
(Unaudited)
$11.68	$19.84	$15.84	$13.13	$14.35	$15.06

—	(0.03)	(0.08)	(0.05)	(0.03)	(0.06)
0.45	(3.91)	5.38	3.24	1.57	0.81
0.45	(3.94)	5.30	3.19	1.54	0.75

—	—	—	—	—	—
(0.52)	(4.22)	(1.30)	(0.48)	(2.76)	(1.46)
(0.52)	(4.22)	(1.30)	(0.48)	(2.76)	(1.46)
11.61	11.68	19.84	15.84	13.13	14.35
$650,339	$595,476	$721,405	$633,535	$440,553	$400,389

4.24%[c]	(23.81)%	34.29%	24.87%	16.18%	4.97%
0.88 [d]	0.88	0.87	0.89	0.88	0.87
0.88 [d]	0.87	0.86	0.88	0.87	0.86
(0.05)[d]	(0.19)	(0.45)	(0.35)	(0.20)	(0.40)
44 [c]	75	71	95	74	99

Investor Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019	2018
(Unaudited)
$9.18	$16.60	$13.47	$11.28	$12.79	$13.62

(0.02)	(0.06)	(0.13)	(0.08)	(0.06)	(0.11)
0.35	(3.14)	4.56	2.75	1.31	0.74
0.33	(3.20)	4.43	2.67	1.25	0.63

—	—	—	—	—	—
(0.52)	(4.22)	(1.30)	(0.48)	(2.76)	(1.46)
(0.52)	(4.22)	(1.30)	(0.48)	(2.76)	(1.46)
8.99	9.18	16.60	13.47	11.28	12.79
$7,903	$7,031	$8,648	$6,811	$6,670	$7,076

4.09%[c]	(24.05)%	33.84%	24.32%	15.81%	4.58%
1.24 [d]	1.24	1.23	1.26	1.25	1.24
1.24 [d]	1.23	1.23	1.25	1.24	1.23
(0.40)[d]	(0.55)	(0.81)	(0.71)	(0.57)	(0.77)
44 [c]	75	71	95	74	99

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR SMALL CAP VALUE FUND
	Retirement Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$39.47	$45.11	$31.65	$33.55	$33.60	$36.16
Income from Investment Operations
Net investment income/(loss)[a,e]	0.14	0.18	0.12	0.21	0.21	0.17
Net realized and unrealized gain/(loss) on investments	(0.11)	(3.38)	13.54	(1.59)	2.84	(1.98)
Total from investment operations	0.03	(3.20)	13.66	(1.38)	3.05	(1.81)
Less Distributions
Dividends from net investment income	(0.15)	(0.08)	(0.20)	(0.20)	(0.15)	(0.06)
Distributions from net realized capital gains	(2.48)	(2.36)	—	(0.32)	(2.95)	(0.69)
Total distributions	(2.63)	(2.44)	(0.20)	(0.52)	(3.10)	(0.75)
Net asset value end of period	36.87	39.47	45.11	31.65	33.55	33.60
Net assets end of period (000s)	$610,392	$600,143	$599,016	$300,473	$230,861	$155,036
Ratios and Supplemental Data (%)
Total return[b]	0.42%[c]	(7.16)%	43.19%	(4.22)%	10.98%	(5.18)%
Ratio of total expenses to average net assets^	0.80 [d]	0.80	0.79	0.80	0.80	0.79
Ratio of net expenses to average net assets[a]	0.80 [d]	0.79	0.78	0.80	0.80	0.79
Ratio of net investment income/(loss) to average net assets[a]	0.74 [d]	0.46	0.27	0.67	0.67	0.45
Portfolio turnover	18 [c]	15	17	17	27	22

	Administrative Class
	6-Month Period Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value beginning of period	$39.06	$44.72	$31.41	$33.30	$33.36	$35.97
Income from Investment Operations
Net investment income/(loss)[a,e]	0.08	0.05	(0.02)	0.10	0.11	0.06
Net realized and unrealized gain/(loss) on investments	(0.11)	(3.35)	13.42	(1.57)	2.82	(1.98)
Total from investment operations	(0.03)	(3.30)	13.40	(1.47)	2.93	(1.92)
Less Distributions
Dividends from net investment income	(0.01)	—	(0.09)	(0.10)	(0.04)	—
Distributions from net realized capital gains	(2.48)	(2.36)	—	(0.32)	(2.95)	(0.69)
Total distributions	(2.49)	(2.36)	(0.09)	(0.42)	(2.99)	(0.69)
Net asset value end of period	36.54	39.06	44.72	31.41	33.30	33.36
Net assets end of period (000s)	$8,239	$9,177	$11,962	$10,082	$6,537	$7,253
Ratios and Supplemental Data (%)
Total return[b]	0.23%[c]	(7.45)%	42.72%	(4.54)%	10.59%	(5.50)%
Ratio of total expenses to average net assets^	1.13 [d]	1.13	1.12	1.13	1.13	1.12
Ratio of net expenses to average net assets[a]	1.13 [d]	1.12	1.11	1.13	1.12	1.11
Ratio of net investment income/(loss) to average net assets[a]	0.41 [d]	0.13	(0.04)	0.32	0.35	0.16
Portfolio turnover	18 [c]	15	17	17	27	22
See page 119 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019	2018
(Unaudited)
$39.44	$45.07	$31.63	$33.53	$33.57	$36.14

0.13	0.15	0.09	0.18	0.19	0.15
(0.11)	(3.38)	13.52	(1.58)	2.84	(2.00)
0.02	(3.23)	13.61	(1.40)	3.03	(1.85)

(0.12)	(0.04)	(0.17)	(0.18)	(0.12)	(0.03)
(2.48)	(2.36)	—	(0.32)	(2.95)	(0.69)
(2.60)	(2.40)	(0.17)	(0.50)	(3.07)	(0.72)
36.86	39.44	45.07	31.63	33.53	33.57
$1,459,101	$1,493,462	$2,023,164	$1,350,681	$1,346,098	$1,149,857

0.38%[c]	(7.22)%	43.11%	(4.33)%	10.91%	(5.28)%
0.88 [d]	0.88	0.87	0.88	0.88	0.87
0.88 [d]	0.87	0.86	0.88	0.87	0.86
0.66 [d]	0.38	0.20	0.59	0.60	0.40
18 [c]	15	17	17	27	22

Investor Class
6-Month Period Ended April 30, 2023	Year Ended October 31,
	2022	2021	2020	2019	2018
(Unaudited)
$38.09	$43.72	$30.71	$32.56	$32.68	$35.29

0.06	0.01	(0.06)	0.07	0.08	0.01
(0.10)	(3.28)	13.12	(1.55)	2.75	(1.93)
(0.04)	(3.27)	13.06	(1.48)	2.83	(1.92)

—	—	(0.05)	(0.05)	—	—
(2.48)	(2.36)	—	(0.32)	(2.95)	(0.69)
(2.48)	(2.36)	(0.05)	(0.37)	(2.95)	(0.69)
35.57	38.09	43.72	30.71	32.56	32.68
$35,076	$38,722	$64,544	$51,370	$57,931	$70,819

0.21%[c]	(7.56)%	42.56%	(4.67)%	10.48%	(5.60)%
1.24 [d]	1.24	1.23	1.25	1.25	1.24
1.24 [d]	1.23	1.23	1.25	1.24	1.23
0.30 [d]	0.01	(0.15)	0.23	0.24	0.03
18 [c]	15	17	17	27	22

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

*	Less than $0.01
^	Percentage does not reflect reduction for credit balance arrangements (see the “Custodian” section in Note 2 of the accompanying Notes to Financial Statements)
a	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses
b	The total returns would have been lower had certain expenses not been waived during the periods shown.
c	Unannualized
d	Annualized
e	Amounts are based on average daily shares outstanding during the period.
f	For the period December 1, 2019 (inception) through October 31, 2020
g	Effective September 1, 2021, the Board of Trustees appointed Harbor Capital Advisors, Inc. to manage the Fund’s assets based upon model portfolios provided by multiple non-discretionary subadvisors.
h	For the period June 1, 2018 (inception) through October 31, 2018
i	For the period March 1, 2019 (inception) through October 31, 2019
j	Effective August 22, 2018, the Board of Trustees appointed Marathon Asset Management Limited as subadvisor to Harbor International Fund.
k	Effective May 23, 2019, the Board of Trustees appointed Cedar Street Asset Management LLC as subadvisor to Harbor International Small Cap Fund.
l	Effective February 2, 2022, the Board of Trustees appointed Income Research+Management as the subadvisor to the Fund.
m	Effective March 1, 2023, the Board of Trustees appointed BlueCove Limited as subadvisor to Harbor Convertible Securities Fund.
n
The net investment income ratio includes dividends and interest income and related tax compliance fee and interest expense, from foreign tax reclaims and interest received by the Fund. The ratios of total expenses to average net assets include the tax compliance fee and related interest expense due to this receipt of foreign tax reclaims and interest income by the Fund. For the year ended October 31, 2020, the ratios of net expenses to average net assets including tax compliance fee for the
Retirement Class, Institutional Class, Administrative Class, and Investor Class were 1.49%, 1.64%, 1.53%, and 1.98%, respectively.

The accompanying notes are an integral part of the Financial Statements.

Harbor Funds
Notes to Financial Statements—April 30, 2023 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of April 30, 2023, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
Harbor Capital Appreciation Fund	Harbor International Core Fund (formerly, Harbor Overseas Fund)
Harbor Convertible Securities Fund	Harbor International Growth Fund
Harbor Core Bond Fund	Harbor International Small Cap Fund
Harbor Core Plus Fund	Harbor Large Cap Value Fund
Harbor Disruptive Innovation Fund	Harbor Mid Cap Fund
Harbor Diversified International All Cap Fund	Harbor Mid Cap Value Fund
Harbor Global Leaders Fund	Harbor Small Cap Growth Fund
Harbor International Fund	Harbor Small Cap Value Fund

Effective March 1, 2023, Harbor Overseas Fund was renamed Harbor International Core Fund.
The Funds currently offer up to four classes of shares, designated as Retirement Class, Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights with respect to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
  Note 2—Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Adviser to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.

Harbor Funds
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Adviser as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–
Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

Harbor Funds
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Investment Income
Dividends declared on portfolio securities are accrued on the ex-dividend date. Dividend information on certain foreign securities may not be available on ex-dividend date, therefore, such dividends will be recorded as soon as reliable information becomes available. Distributions from real estate investment trust securities are recorded as dividend income, and may be reclassified as capital gains and/or return of capital, based on the information reported by the issuer, when available. Interest income is accrued daily as earned. Discounts and premiums on fixed income securities are amortized over the life of the respective securities (except for premiums on certain callable debt securities that are amortized to the earliest call date) using the effective yield method. Paydown gains and losses on mortgage-backed and asset-backed securities are recognized as a component of interest income. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Consent fees relating to corporate actions from investments held are recorded as income upon receipt.
Expenses
Expenses are charged directly to the Fund that incurred such expense whenever possible. With respect to expenses incurred by any two or more Harbor funds where amounts cannot be identified on a fund by fund basis, such expenses are generally allocated in proportion to the average net assets or the number of shareholders of each Fund.
Class Allocations
Income, common expenses and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily to each class of shares based on the applicable net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees are calculated daily at the class level based on the applicable net assets of each class and the expense rate(s) applicable to each class.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost.
Distribution to Shareholders
Distributions on Fund shares are recorded on the ex-dividend date.
Taxes
Each Fund is treated as a separate entity for U.S. federal tax purposes. Each Fund’s policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for U.S. federal taxes on income, capital gains or unrealized appreciation of securities held or excise taxes on income and capital gains.
Each Fund may be subject to taxes imposed by foreign countries in which they invest. Such taxes are provided for in accordance with each Fund’s understanding of the applicable foreign country’s tax law and are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Certain Funds have filed for additional foreign tax reclaims related to prior years. These additional foreign tax reclaims are recorded as income when both the amount is known and significant contingencies or uncertainties regarding collectability are removed.

Harbor Funds
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
Management has analyzed each Fund’s tax positions for all open tax years (in particular, U.S. federal, state and local income tax returns for the tax years ended October 31, 2019–2021), including all positions expected to be taken upon filing the 2022 tax return (if applicable), in all material jurisdictions where each Fund operates, and has concluded that no provision for income tax is required in the Funds’ financial statements. Each Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
During 2020 and 2022, Harbor International Fund received payments, including interest, from member countries of the European Union based on foreign tax reclaims relating to amounts withheld on dividends received by the Fund during fiscal years October 31, 2009 through 2021. A portion of the foreign tax reclaims and interest received is due to the Internal Revenue Service (“IRS”), in the form of a tax compliance fee and that amount is based on the percentage of foreign tax credits previously passed through to the Fund’s shareholders. The estimated amount due to the IRS, including interest, is included in tax compliance fee payable in the Fund’s Statement of Asset and Liabilities. The Fund filed a closing agreement with the IRS related to the amount received in 2020 and in December 2022, the agreement was finalized and the related tax compliance fee, including interest, was paid to the IRS. The Fund will enter into another closing agreement with the IRS relating to the amounts received in 2022. The actual tax compliance fee and related interest due to the IRS will be determined based on the closing agreement with the IRS and may differ from estimates.
Custodian
Each Fund has credit balance arrangements with its custodian whereby positive balances in demand deposit accounts used by the transfer and shareholder servicing agent for clearing shareholder transactions in the Fund generate credits that are applied against gross custody expenses. Such custodial expense reductions, if any, are reflected on the  respective Fund’s accompanying Statement of Operations.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities, when applicable, are included in the net realized and unrealized gain or loss on investments in the Statements of Operations.
Proceeds from Litigation
Each Fund may receive proceeds from shareholder litigation settlements involving current and/or previously held portfolio holdings. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/(loss) if the security has been disposed of by a Fund, or in unrealized gain/(loss) if the security is still held by a Fund.
New Accounting Pronouncements
In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of this ASU is to provide optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The ASU was effective immediately upon release of the update on March 12, 2020, and can generally be applied through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities

Harbor Funds
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on each Fund’s investments (if applicable) and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.
Certain instruments held by the Funds rely in some fashion upon LIBOR. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Funds or on certain instruments in which the Funds invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by the Funds.
Inflation-Indexed Bonds
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.
During the period, Harbor Core Bond Fund and Harbor Core Plus Fund invested in inflation-indexed bonds.
Rights and Warrants
Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. Warrants are contracts that generally give the holder the right, but not the obligation, to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights and warrants are typically written by the issuer of the security underlying the right or warrant. Although some rights and warrants may be non-transferable, others may be traded over-the-counter or on an exchange.
A Fund may acquire rights or warrants in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. The value of a right or warrant may not necessarily change with the value of the underlying securities. When a Fund acquires rights or warrants, it runs the risk that it will lose its entire investment in the rights or warrants, unless the Fund exercises the right or warrant, acquires the underlying securities, or enters into a closing transaction before expiration. Rights and warrants cease to have value if they are not exercised prior to their expiration date. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for rights or other warrants that expire are treated as realized losses. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the rights or warrants.
Rights or warrants outstanding at the end of the period, if any, are disclosed at the end of each applicable Fund’s Portfolio of Investments and are included in “Purchased options” in the Statements of Assets and Liabilities. Realized gain/(loss) and unrealized appreciation/(depreciation) recognized during the period are included in “Purchased options” in the Statements of Operations.
During the period, Harbor Diversified International All Cap Fund, Harbor International Fund, Harbor International Core Fund, and Harbor International Small Cap Fund held rights/warrants as a result of their investments in underlying securities.

Harbor Funds
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
Other Matters
The Funds in the normal course of business invest in financial instruments where the risk of potential loss exists due to changes in the market, economic, political and regulatory developments, as well as events such as war, terrorism or spread of infectious disease (market risk) or failure or inability of the counterparty to a transaction to perform (credit and counterparty risk). In addition, certain Funds invest primarily in foreign securities and as such are also subject to foreign currencies and foreign securities risks. Each Fund’s prospectus provides further details regarding the Fund’s principal risks.
  Note 3—Investment Portfolio Transactions
Investment Portfolio Transactions
Purchases and sales of investments, other than short-term securities and U.S. government obligations, for each Fund for the period ended April 30, 2023 were as follows:
	Purchases (000s)	Sales (000s)
Harbor Capital Appreciation Fund	$3,138,167	$4,744,774*
Harbor Convertible Securities Fund	64,214	184,474
Harbor Core Bond Fund	93,955	42,830
Harbor Core Plus Fund	234,309	183,339
Harbor Disruptive Innovation Fund	32,204	62,067
Harbor Diversified International All Cap Fund	90,608	65,368
Harbor Global Leaders Fund	4,295	12,040
Harbor International Fund	219,107	415,784
Harbor International Core Fund	112,113	60,137
Harbor International Growth Fund	21,435	68,904
Harbor International Small Cap Fund	112,297	14,333
Harbor Large Cap Value Fund	54,392	346,132
Harbor Mid Cap Fund	6,964	9,262
Harbor Mid Cap Value Fund	14,588	59,363
Harbor Small Cap Growth Fund	447,359	414,867
Harbor Small Cap Value Fund	373,000	389,123

*	Sales for this Fund include $154,663 in connection with in-kind redemptions of the Fund’s capital shares.
In-Kind Redemption Transactions
In accordance with the Trust’s prospectus, the Funds may distribute portfolio securities rather than cash as payment for a redemption of Fund shares. For financial reporting purposes, a Fund recognizes a gain or loss on the securities distributed related to the in-kind redemption. Such Fund-level gains and losses on in-kind redemptions are not taxable to shareholders. For the period ended April 30, 2023, and the year ended October 31, 2022, Harbor Capital Appreciation Fund realized gains of $87,729,000 and $1,270,427,000, respectively, upon the disposition of portfolio securities in connection with in-kind redemptions of the Fund’s shares.
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. The Trust has engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with respect to the lending of portfolio securities of the Funds, pursuant to the terms and conditions of a Securities Lending Authorization Agreement (the “SLA Agreement”). Securities loans are required to be secured at all times during the term of the loan by collateral that is at least equal to the value of the loaned securities determined at the close of each business day. Collateral may consist of cash and/or securities issued by the U.S. Treasury. Any additional collateral that may be required to secure a loan is delivered to the Fund on the next business day. Cash collateral is recognized as the gross liability for securities loaned in the Statements of Assets and Liabilities. Non-cash collateral is not recorded in the Funds' Statements of Assets and Liabilities as it is held by the Lending Agent on behalf of the Funds, and the Funds do not have the ability to rehypothecate those securities. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (the “Navigator

Harbor Funds
Notes to Financial Statements—Continued

Note 3—Investment Portfolio Transactions—Continued
Portfolio”), a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the Navigator Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. A portion of the earnings generated by the investment of the cash collateral is rebated to the borrower for the use of the cash collateral and these earnings (less any rebate) are then divided between the Fund and the Lending Agent, as a fee for its services, according to agreed-upon rates. The Lending Agent and a Fund will share in any shortfall in the rebate due to the borrower, according to agreed-upon rates.
In addition to receiving a fee from the borrower based on the demand for securities loaned and earning income on the investment of the cash collateral, a Fund receives substitute interest, dividends, or other amounts on the loaned securities, during the term of a loan. Net securities lending income is disclosed as such in the Statements of Operations and represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Lending Agent.
Loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this risk through the SLA Agreement, which provides that in the event of default, the Lending Agent may apply the proceeds of the cash collateral from the loaned securities toward the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the Lending Agent will purchase replacement securities at its sole expense, or if unable to do so, the Lending Agent may credit to the Fund’s account an amount equal to the fair value of the unreturned loaned securities. As the securities loans are subject to termination by the Fund or the borrower at any time, the remaining contractual maturities of each securities lending transaction is considered to be overnight and continuous.
The following table shows the Funds that engaged in securities lending during the period and summarizes the value of equity securities loaned and related cash and non-cash collateral as of April 30, 2023.
	Value of Securities on Loan (000s)	Cash Collateral (000s)	Non-Cash Collateral (000s)
Harbor Diversified International All Cap Fund	$18,315	$9,176	$10,110
Harbor International Fund	23,982	4,158	21,207
Harbor International Core Fund	1,627	—	1,714
Harbor International Small Cap Fund	—	—	—
  Note 4—FEES AND OTHER Transactions with Affiliates
Investment Adviser
Harbor Capital is a wholly owned subsidiary of ORIX Corporation. Harbor Capital is the Funds’ investment adviser and is also responsible for administrative and other services.

Harbor Funds
Notes to Financial Statements—Continued

Note 4—FEES AND OTHER Transactions with Affiliates—Continued
Each Fund has a separate advisory agreement with Harbor Capital. The agreements provide for management fees based on an annual percentage rate of average daily net assets as follows:
	Contractual Rate	Actual Rate
Harbor Capital Appreciation Fund	0.60%[a]	0.56%
Harbor Convertible Securities Fund	0.50[b]	0.58
Harbor Core Bond Fund	0.23	0.23
Harbor Core Plus Fund	0.25	0.25
Harbor Disruptive Innovation Fund	0.70	0.70
Harbor Diversified International All Cap Fund	0.75	0.75
Harbor Global Leaders Fund	0.75[c]	0.70
Harbor International Fund	0.75[d]	0.75
Harbor International Core Fund	0.75	0.75
Harbor International Growth Fund	0.75	0.75
Harbor International Small Cap Fund	0.85	0.85
Harbor Large Cap Value Fund	0.60[e]	0.60
Harbor Mid Cap Fund	0.75	0.75
Harbor Mid Cap Value Fund	0.75[f]	0.75
Harbor Small Cap Growth Fund	0.75	0.75
Harbor Small Cap Value Fund	0.75	0.75

a
The Adviser has contractually agreed to reduce the management fee to 0.56% on assets between $5 billion and $10 billion, 0.54% on assets between $10 billion and
$20 billion and 0.53% on assets over $20 billion through February 29, 2024.

b
For the period November 1, 2022 through February 28, 2023, the management fee was 0.65%. In addition, the Adviser contractually agreed to reduce the management fee to 0.60% through February 28, 2023. Effective March 1, 2023, the contractual management fee was reduced to 0.50%.

c	The Adviser has contractually agreed to waive 0.05% of its management fee through February 29, 2024.
d	The management fee is 0.75% on assets up to $12 billion and 0.65% on assets in excess of $12 billion.
e	The management fee rate is 0.60% on assets up to $4 billion and 0.55% on assets over $4 billion.
f	The Adviser has contractually agreed to reduce the management fee to 0.70% on assets between $350 million and $1 billion and 0.65% on assets over $1 billion through February 29, 2024.
Harbor Capital has from time to time voluntarily or contractually agreed not to impose a portion of its management fees and/or to bear a portion of the expenses incurred in the operation of certain Funds in order to limit Fund expenses. Such waivers, if any, are reflected on the accompanying Statements of Operations. Interest expense, if any, is excluded from contractual limitations. During the period, the following expense limitation agreements were in effect:
	Retirement Class	Institutional Class	Administrative Class	Investor Class	Expense Limitation Agreement Expiration Date
Harbor Convertible Securities Fund[1]	0.63%	0.71%	0.96%	1.07%	02/29/2024
Harbor Core Bond Fund	0.26	0.34	N/A	N/A	02/29/2024
Harbor Core Plus Fund	0.30	0.38	0.63	N/A	02/29/2024
Harbor Disruptive Innovation Fund	0.75	0.83	1.08	1.19	02/29/2024
Harbor Diversified International All Cap Fund	0.72	0.80	1.05	1.16	02/29/2024
Harbor Global Leaders Fund	0.78	0.86	1.11	1.22	02/29/2024
Harbor International Fund	0.69	0.77	1.02	1.13	02/29/2024
Harbor International Core Fund	0.77	0.85	1.10	1.21	02/29/2024
Harbor International Growth Fund	0.77	0.85	1.10	1.21	02/29/2024
Harbor International Small Cap Fund	0.88	0.96	1.21	1.32	02/29/2024
Harbor Large Cap Value Fund	0.61	0.69	0.94	1.05	02/29/2024
Harbor Mid Cap Fund	0.80	0.88	1.13	1.24	02/29/2024
Harbor Mid Cap Value Fund	0.77	0.85	1.10	1.21	02/29/2024

[1]	The operating expense limitation for the Fund was effective March 1, 2023.
All expense limitation agreements include the transfer agent fee waiver discussed in the Transfer Agent note.

Harbor Funds
Notes to Financial Statements—Continued

Note 4—FEES AND OTHER Transactions with Affiliates—Continued
Distributor
Harbor Funds Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Harbor Capital, is the distributor for Harbor Funds’ shares. Under the Trust’s current distribution plan pursuant to Rule 12b-1 under the Investment Company Act with respect to each Fund’s Administrative and Investor Class shares (each, a “12b-1 Plan”) as applicable, each Fund pays the Distributor compensation at the annual rate of 0.25% of the average daily net assets of its Administrative and Investor Class shares. Pursuant to each 12b-1 Plan, the Distributor is compensated for financing any activity that is primarily intended to result in the sale of Administrative and Investor Class shares of each Fund or for recordkeeping services or the servicing of shareholder accounts in a Administrative and Investor Class shares of each Fund. Such activities include, but are not limited to: printing of prospectuses and statements of additional information and reports for prospective shareholders (i.e., other than existing shareholders); preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers or other institutions such as asset-based sales charges, payments of recordkeeping fees under recordkeeping arrangements, or payments of service fees under shareholder service arrangements; and costs of administering each 12b-1 Plan.
Amounts payable by a Fund under each 12b-1 Plan need not be directly related to the expenses actually incurred by the Distributor on behalf of each Fund. Each 12b-1 Plan does not obligate each Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under each 12b-1 Plan. Thus, even if the Distributor’s actual expenses exceed the fee payable to the Distributor at any given time, each Fund will not be obligated to pay more than that fee. If the Distributor’s expenses are less than the fee it receives, the Distributor will retain the difference.
The fees attributable to each Fund’s respective class are shown on the accompanying Statements of Operations.
Transfer Agent
Harbor Services Group, Inc. (“Harbor Services Group”), a wholly-owned subsidiary of Harbor Capital, is the transfer and shareholder servicing agent for the Funds. The transfer agency and service agreement is reviewed and approved annually by the Board of Trustees and provides currently for compensation up to the following amounts per class of each Fund:
Transfer Agent Fees
Retirement Class	0.02% of the average daily net assets of all Retirement Class shares
Institutional Class	0.10% of the average daily net assets of all Institutional Class shares
Administrative Class	0.10% of the average daily net assets of all Administrative Class shares
Investor Class	0.21% of the average daily net assets of all Investor Class shares
Fees incurred for these transfer agent services are shown on each Fund’s Statement of Operations.
Affiliated Transactions
The Investment Company Act permits purchase and sale transactions among affiliated investment companies subject to an exemptive rule. Harbor Funds has adopted policies and procedures pursuant to such rule. During the period, the Funds did not enter into any transactions with any other Harbor fund.
Shareholders
As of April 30, 2023, Harbor Capital and its wholly owned subsidiaries collectively held 10% or more of the following shares of beneficial interest in each of the following Funds:
	Number of Shares Owned by Harbor Capital and Subsidiaries					Percentage of Outstanding Shares
	Retirement Class	Institutional Class	Administrative Class	Investor Class	Total
Harbor Convertible Securities Fund	999,388	-	-	-	999,388	25.0%
Harbor International Small Cap Fund	44,612	1,777,322	29,528	29,343	1,880,805	11.0

Harbor Funds
Notes to Financial Statements—Continued

Note 4—FEES AND OTHER Transactions with Affiliates—Continued
Independent Trustees
The fees and expenses of the Independent Trustees are included in “Trustees’ fees and expenses” on each Fund’s Statement of Operations.
The Board of Trustees has adopted a Deferred Compensation Plan for Independent Trustees (the “Plan”), which enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to a Trustee under the Plan, deferred amounts are treated as though they had been invested in shares of the Fund(s) selected by the Trustee. While not required to do so, each Fund makes an investment equal to the Trustee’s investment election. The deferred compensation liability and the offsetting deferred compensation investment asset are included as a component of “Accrued expenses – Trustees’ fees and expenses” and “Other assets”, respectively, in the Statements of Assets and Liabilities. Such amounts fluctuate with changes in the value of the selected Fund(s). The deferred compensation and related mark-to-market impact liability and an offsetting investment asset will remain on each Fund’s Statement of Assets and Liabilities until distributed in accordance with the Plan.
Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
  NOTE 5—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and its respective gross unrealized appreciation and depreciation as of April 30, 2023 are as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Capital Appreciation Fund*	$12,967,494	$10,056,882	$(567,536)	$9,489,346
Harbor Convertible Securities Fund*	39,292	799	(1,680)	(881)
Harbor Core Bond Fund*	107,831	1,462	(4,363)	(2,901)
Harbor Core Plus Fund*	1,109,793	10,290	(108,226)	(97,936)
Harbor Disruptive Innovation Fund*	86,618	6,524	(13,790)	(7,266)
Harbor Diversified International All Cap Fund*	890,169	176,916	(75,859)	101,057
Harbor Global Leaders Fund	58,144	16,553	(8,563)	7,990
Harbor International Fund*	2,949,484	785,521	(253,958)	531,563
Harbor International Core Fund*	145,878	12,119	(5,622)	6,497
Harbor International Growth Fund*	293,972	111,420	(32,170)	79,250
Harbor International Small Cap Fund	224,000	23,567	(7,005)	16,562
Harbor Large Cap Value Fund	1,340,168	538,704	(50,997)	487,707
Harbor Mid Cap Fund	85,177	8,106	(5,408)	2,698
Harbor Mid Cap Value Fund	251,595	63,055	(42,517)	20,538
Harbor Small Cap Growth Fund*	885,530	152,674	(71,969)	80,705
Harbor Small Cap Value Fund	1,623,485	554,139	(137,602)	416,537

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.

  Note 6—Derivatives
Each Fund’s derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value. For a discussion of risks related to these investments please refer to the descriptions of each type of derivative instrument in Note 2— Significant Accounting Policies.

Harbor Funds
Notes to Financial Statements—Continued

Note 6—Derivatives—Continued
Each Fund’s derivative instruments outstanding as of the period ended April 30, 2023, if any, as disclosed in the Portfolio of Investments, and the related amounts of net realized and changes in net unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations, are indicators of the volume of derivative activity for each Fund.
Derivative Instruments
As of April 30, 2023, the fair values of derivatives, by primary risk exposure, were reflected in the Statement of Assets and Liabilities as follows:
HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND
Statement of Assets and Liabilities Caption	Equity Contracts (000s)
Purchased options (rights/warrants)	$9
HARBOR INTERNATIONAL FUND
Statement of Assets and Liabilities Caption	Equity Contracts (000s)
Purchased options (rights/warrants)	$101
HARBOR INTERNATIONAL SMALL CAP FUND
Statement of Assets and Liabilities Caption	Equity Contracts (000s)
Purchased options (rights/warrants)	$127
Net realized gain/(loss) and the change in net unrealized appreciation / (depreciation) on derivatives, by primary risk exposure, for the period ended April 30, 2023, were:
HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND
Change in net unrealized appreciation/(depreciation) on derivatives	Equity Contracts (000s)
Purchased options (rights/warrants)	$9
HARBOR INTERNATIONAL FUND
Net realized gain/(loss) on derivatives	Equity Contracts (000s)
Purchased options (rights/warrants)	$4

Change in net unrealized appreciation/(depreciation) on derivatives	Equity Contracts (000s)
Purchased options (rights/warrants)	$64
HARBOR INTERNATIONAL SMALL CAP FUND
Net realized gain/(loss) on derivatives	Equity Contracts (000s)
Purchased options (rights/warrants)	$127

Harbor Funds
Notes to Financial Statements—Continued

Note 7—Subsequent Events
At the meeting of the Board of Trustees held on May 22, 2023, the Board of Trustees voted to liquidate and dissolve Harbor Global Leaders Fund. The liquidation of the Fund is expected to occur on August 23, 2023. Additional information related to the liquidation can be found in the supplement to the Fund’s prospectus and statement of additional information as filed with the SEC on May 25, 2023.
Effective June 1, 2023, Harbor Capital contractually agreed to limit Harbor International Small Cap Fund’s operating expenses, excluding interest expense (if any), to 0.85%, 0.93%, 1.18%, and 1.29% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through May 31, 2024.
Through the date the financial statements were issued, there were no other subsequent events or transactions that would have materially impacted the financial statements or related disclosures as presented herein.

Harbor Funds
Fees and Expenses Example (Unaudited)

Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees (if any) and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (if any), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses for each share class. You may use the information in the respective class line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the respective class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table for each share class below provides information about hypothetical account values and hypothetical expenses based on the respective Fund/Class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the respective Fund/Class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Annualized Expense Ratios*	Expenses Paid During Period**	Beginning Account Value (November 1, 2022)	Ending Account Value (April 30, 2023)
Harbor Capital Appreciation Fund
Retirement Class	0.60%
Actual		$3.17	$1,000	$1,127.20
Hypothetical (5% return)		3.01	1,000	1,021.75
Institutional Class	0.68%
Actual		$3.58	$1,000	$1,126.90
Hypothetical (5% return)		3.41	1,000	1,021.34
Administrative Class	0.93%
Actual		$4.90	$1,000	$1,125.30
Hypothetical (5% return)		4.66	1,000	1,020.07
Investor Class	1.04%
Actual		$5.48	$1,000	$1,124.80
Hypothetical (5% return)		5.21	1,000	1,019.51

Harbor Funds
Fees and Expenses Example—Continued

	Annualized Expense Ratios*	Expenses Paid During Period**	Beginning Account Value (November 1, 2022)	Ending Account Value (April 30, 2023)
Harbor Convertible Securities Fund
Retirement Class	0.72%
Actual		$3.58	$1,000	$1,006.30
Hypothetical (5% return)		3.61	1,000	1,021.14
Institutional Class	0.80%
Actual		$3.98	$1,000	$1,005.70
Hypothetical (5% return)		4.01	1,000	1,020.73
Administrative Class	0.97%
Actual		$4.77	$1,000	$985.00
Hypothetical (5% return)		4.86	1,000	1,019.87
Investor Class	1.14%
Actual		$5.66	$1,000	$1,003.20
Hypothetical (5% return)		5.71	1,000	1,019.00
Harbor Core Bond Fund
Retirement Class	0.26%
Actual		$1.34	$1,000	$1,071.60
Hypothetical (5% return)		1.30	1,000	1,023.47
Institutional Class	0.34%
Actual		$1.75	$1,000	$1,071.20
Hypothetical (5% return)		1.71	1,000	1,023.07
Harbor Core Plus Fund
Retirement Class	0.30%
Actual		$1.55	$1,000	$1,076.40
Hypothetical (5% return)		1.50	1,000	1,023.27
Institutional Class	0.38%
Actual		$1.95	$1,000	$1,076.00
Hypothetical (5% return)		1.91	1,000	1,022.86
Administrative Class	0.63%
Actual		$3.24	$1,000	$1,074.60
Hypothetical (5% return)		3.16	1,000	1,021.59
Harbor Disruptive Innovation Fund
Retirement Class	0.75%
Actual		$3.84	$1,000	$1,064.10
Hypothetical (5% return)		3.76	1,000	1,020.98
Institutional Class	0.83%
Actual		$4.25	$1,000	$1,062.50
Hypothetical (5% return)		4.16	1,000	1,020.58
Administrative Class	1.08%
Actual		$5.52	$1,000	$1,060.10
Hypothetical (5% return)		5.41	1,000	1,019.31
Investor Class	1.19%
Actual		$6.08	$1,000	$1,061.20
Hypothetical (5% return)		5.96	1,000	1,018.75

Harbor Funds
Fees and Expenses Example—Continued

	Annualized Expense Ratios*	Expenses Paid During Period**	Beginning Account Value (November 1, 2022)	Ending Account Value (April 30, 2023)
Harbor Diversified International All Cap Fund
Retirement Class	0.72%
Actual		$3.97	$1,000	$1,222.70
Hypothetical (5% return)		3.61	1,000	1,021.14
Institutional Class	0.80%
Actual		$4.41	$1,000	$1,222.70
Hypothetical (5% return)		4.01	1,000	1,020.73
Administrative Class	1.05%
Actual		$5.78	$1,000	$1,220.60
Hypothetical (5% return)		5.26	1,000	1,019.46
Investor Class	1.16%
Actual		$6.38	$1,000	$1,220.20
Hypothetical (5% return)		5.81	1,000	1,018.90
Harbor Global Leaders Fund
Retirement Class	0.78%
Actual		$4.08	$1,000	$1,109.40
Hypothetical (5% return)		3.91	1,000	1,020.83
Institutional Class	0.86%
Actual		$4.49	$1,000	$1,108.70
Hypothetical (5% return)		4.31	1,000	1,020.42
Administrative Class	1.11%
Actual		$5.80	$1,000	$1,107.80
Hypothetical (5% return)		5.56	1,000	1,019.15
Investor Class	1.22%
Actual		$6.37	$1,000	$1,107.00
Hypothetical (5% return)		6.11	1,000	1,018.59
Harbor International Fund
Retirement Class	0.69%
Actual		$3.85	$1,000	$1,254.20
Hypothetical (5% return)		3.46	1,000	1,021.29
Institutional Class	0.77%
Actual		$4.30	$1,000	$1,253.50
Hypothetical (5% return)		3.86	1,000	1,020.88
Administrative Class	1.02%
Actual		$5.70	$1,000	$1,252.10
Hypothetical (5% return)		5.11	1,000	1,019.61
Investor Class	1.13%
Actual		$6.30	$1,000	$1,251.20
Hypothetical (5% return)		5.66	1,000	1,019.05
Harbor International Core Fund
Retirement Class	0.77%
Actual		$4.09	$1,000	$1,142.10
Hypothetical (5% return)		3.86	1,000	1,020.88
Institutional Class	0.85%
Actual		$4.52	$1,000	$1,141.80
Hypothetical (5% return)		4.26	1,000	1,020.47
Investor Class	1.21%
Actual		$6.42	$1,000	$1,138.90
Hypothetical (5% return)		6.06	1,000	1,018.65

Harbor Funds
Fees and Expenses Example—Continued

	Annualized Expense Ratios*	Expenses Paid During Period**	Beginning Account Value (November 1, 2022)	Ending Account Value (April 30, 2023)
Harbor International Growth Fund
Retirement Class	0.77%
Actual		$4.27	$1,000	$1,234.30
Hypothetical (5% return)		3.86	1,000	1,020.88
Institutional Class	0.85%
Actual		$4.71	$1,000	$1,232.90
Hypothetical (5% return)		4.26	1,000	1,020.47
Administrative Class	1.10%
Actual		$6.08	$1,000	$1,231.70
Hypothetical (5% return)		5.51	1,000	1,019.20
Investor Class	1.21%
Actual		$6.69	$1,000	$1,230.60
Hypothetical (5% return)		6.06	1,000	1,018.65
Harbor International Small Cap Fund
Retirement Class	0.88%
Actual		$4.79	$1,000	$1,195.40
Hypothetical (5% return)		4.41	1,000	1,020.32
Institutional Class	0.96%
Actual		$5.22	$1,000	$1,194.70
Hypothetical (5% return)		4.81	1,000	1,019.92
Administrative Class	1.21%
Actual		$6.58	$1,000	$1,193.80
Hypothetical (5% return)		6.06	1,000	1,018.65
Investor Class	1.32%
Actual		$7.18	$1,000	$1,192.40
Hypothetical (5% return)		6.60	1,000	1,018.09
Harbor Large Cap Value Fund
Retirement Class	0.61%
Actual		$3.08	$1,000	$1,040.80
Hypothetical (5% return)		3.06	1,000	1,021.69
Institutional Class	0.69%
Actual		$3.49	$1,000	$1,040.10
Hypothetical (5% return)		3.46	1,000	1,021.29
Administrative Class	0.94%
Actual		$4.75	$1,000	$1,038.70
Hypothetical (5% return)		4.71	1,000	1,020.02
Investor Class	1.05%
Actual		$5.31	$1,000	$1,037.80
Hypothetical (5% return)		5.26	1,000	1,019.46
Harbor Mid Cap Fund
Retirement Class	0.80%
Actual		$4.03	$1,000	$1,027.80
Hypothetical (5% return)		4.01	1,000	1,020.73
Institutional Class	0.88%
Actual		$4.42	$1,000	$1,027.60
Hypothetical (5% return)		4.41	1,000	1,020.32
Investor Class	1.24%
Actual		$6.23	$1,000	$1,025.50
Hypothetical (5% return)		6.21	1,000	1,018.49

Harbor Funds
Fees and Expenses Example—Continued

	Annualized Expense Ratios*	Expenses Paid During Period**	Beginning Account Value (November 1, 2022)	Ending Account Value (April 30, 2023)
Harbor Mid Cap Value Fund
Retirement Class	0.77%
Actual		$3.85	$1,000	$1,017.70
Hypothetical (5% return)		3.86	1,000	1,020.88
Institutional Class	0.85%
Actual		$4.26	$1,000	$1,017.10
Hypothetical (5% return)		4.26	1,000	1,020.47
Administrative Class	1.10%
Actual		$5.49	$1,000	$1,015.70
Hypothetical (5% return)		5.51	1,000	1,019.20
Investor Class	1.21%
Actual		$6.05	$1,000	$1,015.20
Hypothetical (5% return)		6.06	1,000	1,018.65
Harbor Small Cap Growth Fund
Retirement Class	0.80%
Actual		$4.06	$1,000	$1,042.90
Hypothetical (5% return)		4.01	1,000	1,020.73
Institutional Class	0.88%
Actual		$4.45	$1,000	$1,042.40
Hypothetical (5% return)		4.41	1,000	1,020.32
Administrative Class	1.13%
Actual		$5.72	$1,000	$1,042.10
Hypothetical (5% return)		5.66	1,000	1,019.05
Investor Class	1.24%
Actual		$6.28	$1,000	$1,040.90
Hypothetical (5% return)		6.21	1,000	1,018.49
Harbor Small Cap Value Fund
Retirement Class	0.80%
Actual		$3.98	$1,000	$1,004.20
Hypothetical (5% return)		4.01	1,000	1,020.73
Institutional Class	0.88%
Actual		$4.37	$1,000	$1,003.80
Hypothetical (5% return)		4.41	1,000	1,020.32
Administrative Class	1.13%
Actual		$5.61	$1,000	$1,002.30
Hypothetical (5% return)		5.66	1,000	1,019.05
Investor Class	1.24%
Actual		$6.16	$1,000	$1,002.10
Hypothetical (5% return)		6.21	1,000	1,018.49

*	Reflective of all fee waivers and expense reimbursements
**	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Harbor Funds
Additional Information (Unaudited)

Proxy Voting
Harbor Funds has adopted Proxy Voting Policies and Procedures under which proxies relating to securities held by the Harbor funds are voted. In addition, Harbor Funds files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of Harbor Funds’ Proxy Voting Policies and Procedures and the proxy voting records (Form N-PX) are available (i) without charge, upon request, by calling Harbor toll-free at 800-422-1050; (ii) on Harbor’s website at harborcapital.com; and (iii) on the SEC’s website at sec.gov.

Householding
Harbor Funds has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Quarterly Portfolio Disclosures
The Funds file a complete portfolio of investments for their first and third fiscal quarters with the SEC as an exhibit to Form N-PORT. The Funds’ Form N-PORT exhibit is available (i) without charge, upon request, by calling Harbor toll-free at 800-422-1050, (ii) on Harbor’s website at harborcapital.com, and (iii) on the SEC’s website at sec.gov.

ADVISORY AGREEMENT APPROVALS
The Investment Company Act requires that the Investment Advisory and Subadvisory Agreement(s) of each Fund be approved initially, and following an initial two-year term, at least annually, by the Harbor Funds (the “Trust”) Board of Trustees (the “Board” or the “Trustees”), including a majority of the Independent Trustees voting separately.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENTS AND SUBADVISORY AGREEMENTS OF THE HARBOR FUNDS
At a meeting of the Board held on February 17-18, 2023 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved the continuation of each Investment Advisory Agreement with Harbor Capital, the adviser to each Fund, and each Subadvisory Agreement with each Fund’s subadviser (each, a “Subadviser”) with respect to Harbor Capital Appreciation Fund, Harbor Convertible Securities Fund (Investment Advisory Agreement only), Harbor Core Bond Fund, Harbor Core Plus Fund, Harbor Disruptive Innovation Fund, Harbor Diversified International All Cap Fund, Harbor Global Leaders Fund, Harbor International Fund, Harbor International Core Fund (formerly, Harbor Overseas Fund), Harbor International Growth Fund, Harbor International Small Cap Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Growth Fund and Harbor Small Cap Value Fund (each a “Fund” and, collectively, the “Funds”). The Trustees noted that the Subadvisory Agreement for Harbor Convertible Securities Fund was considered and approved for an initial two-year term by the Board on November 13-14, 2022.
In evaluating each Investment Advisory Agreement and each Subadvisory Agreement, the Trustees reviewed materials furnished by Harbor Capital and each Subadviser, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of Harbor Capital and the Subadvisers resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with the Meeting, which had been called for the purpose of considering the continuation of the Investment Advisory Agreements and Subadvisory Agreements, and at prior meetings, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to Fund performance and the services rendered by Harbor Capital and each Subadviser. These materials included a comprehensive written response from Harbor Capital to a 15(c) request letter prepared by legal counsel to the Independent Trustees in consultation with the Independent Trustees. The Trustees also discussed with representatives of Harbor Capital, at the Meeting and at prior meetings, the Trust’s operations and Harbor Capital’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadviser for each such Fund, (ii) monitor and oversee the performance and investment capabilities of each subadviser, and (iii) recommend the replacement of a subadviser where appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser

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was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.
At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of each Investment Advisory Agreement and each Subadvisory Agreement were fair and reasonable and approved the continuation for a one-year period of each such Investment Advisory Agreement and Subadvisory Agreement as being in the best interests of each Fund and its shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or any Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Funds.
In considering the approval of each Fund’s Investment Advisory Agreement and, as applicable, Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
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The nature, extent, and quality of the services provided by Harbor Capital and each Subadviser, including the background, education, expertise and experience of the investment professionals of Harbor Capital and each Subadviser providing services to the Funds;
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The favorable history, reputation, qualifications and background of Harbor Capital and each Subadviser, as well as the qualifications of their respective personnel;
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The profitability of Harbor Capital with respect to each Fund, including the effect of revenues of Harbor Services Group, Inc. (“Harbor Services Group”), the Funds’ transfer agent, and Harbor Funds Distributors, Inc. (“Harbor Funds Distributors”), the Funds’ principal underwriter, on such profitability;
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The fees charged by Harbor Capital and Subadvisers for investment advisory and subadvisory services, respectively, including, in each case, the portion of the fee to be retained by Harbor Capital, after payment of subadvisory fees, for the investment advisory and related services, including investment, business, legal, compliance, trading (in the case of Harbor Disruptive Innovation Fund), financial and administrative services, that Harbor Capital provides;
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The extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s advisory fee level reflects any economies of scale for the benefit of Fund investors;
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The fees and expense ratios of each Fund relative to the quality of services provided and the fees and expense ratios of similar investment companies;
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The short- and long-term investment performance of each Fund in comparison to peer groups and certain relevant benchmark indices and Harbor Capital’s efforts to address circumstances of underperformance where applicable;
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The compensation received by Harbor Services Group and Harbor Funds Distributors in consideration of the services each provides to the Funds;
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Any “fall out” benefits that might inure to Harbor Capital, the Subadvisers and their respective affiliates as a result of their relationship with the Funds;
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Information received at regular meetings throughout the year related to Fund performance and services rendered by Harbor Capital, as well as each of the Subadvisers, and research arrangements with brokers who execute transactions on behalf of each applicable Subadviser;
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Information contained in materials provided by Harbor Capital and compiled by Broadridge as to the investment returns, advisory fees and total expense ratios of the Institutional Class of each Fund (and, in certain cases, total expense ratios of the Investor Class) relative to those of other investment companies with similar objectives and strategies managed by other investment advisers, consisting both of a peer group of funds as well as a broader universe of funds compiled by Broadridge; and

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Information contained in materials compiled by Morningstar as to the investment returns of the Institutional Class of each Fund relative to those of other investment companies with similar objectives and strategies managed by other investment advisers.
Nature, Extent, and Quality of Services
The Trustees separately considered the nature, extent, and quality of the services provided by Harbor Capital and each Subadviser. In their deliberations as to the approval of each Fund’s Investment Advisory Agreement and, as applicable, Subadvisory Agreement(s), the Trustees were mindful of the fact that, by choosing to invest in a Fund, the shareholders had entrusted Harbor Capital with the responsibility, subject to the approval of the Trustees, for selecting each Fund’s Subadviser, overseeing and monitoring that Subadviser’s performance and replacing the Subadviser if necessary. The Trustees also considered as relevant to their determination the favorable history, reputation, qualifications and background of Harbor Capital and each Subadviser, as well as the qualifications of their respective personnel.
The Adviser’s Services. The Board evaluated the nature, extent, and quality of Harbor Capital’s services in light of the Board’s experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Trust, including the breadth and depth of experience and expertise of the investment, accounting, administrative, legal and compliance professionals dedicated to the Trust’s operations. The Trustees determined that Harbor Capital has the expertise and resources to manage and operate effectively each Fund.
The Subadvisers’ Services. The Trustees’ consideration of the services provided by the Subadvisers included a review of each Subadviser’s portfolio managers, investment philosophy, style and processes and record of consistency therewith, performance results for different time periods, its approach to controlling risk, and the quality and extent of its investment capabilities and resources, including the nature and extent of research it receives from broker-dealers (to the extent applicable) and other sources. In their deliberations with respect to each applicable Fund, the Trustees considered the history of the Trust’s relationship with each Subadviser and the Trust’s experience with each Subadviser in this capacity.
The Trustees also considered each Subadviser’s breadth and depth of experience and investment results in managing other accounts similar to the respective Fund. The Trustees regularly receive presentations by investment professionals from the Subadvisers. The Trustees reviewed information concerning each Subadviser’s historical investment results in managing accounts and/or funds, as applicable, in a manner substantially similar to the relevant Fund.
Investment Performance, Advisory Fees and Expense Ratios
In considering each Fund’s performance, advisory fees and expense ratio, the Trustees requested and received from Harbor Capital data compiled by Broadridge and Morningstar. The Trustees also received information explaining the methodology for compilation of certain of this information and what it was intended to demonstrate. The Trustees analyzed the Institutional Class performance of each Fund, the advisory fees of each Fund, and the Institutional Class expenses of each Fund (after giving effect to waivers and/or reimbursements, if applicable, that reduced the fees or expenses of the Fund or its peer funds) and made certain observations and findings as to each Fund as noted below. The Trustees also reviewed certain Investor Class comparative fee and expense information they considered relevant to their deliberations. In evaluating performance, the Trustees recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.
Harbor Capital Appreciation Fund. The Trustees considered Harbor Capital Appreciation Fund (inception date December 29, 1987), noting that, according to the Broadridge report, the Fund’s Institutional Class had underperformed its Broadridge group and universe medians for the one-, three- and five-year periods ended December 31, 2022. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the fourth, third and third quartile, respectively, for the periods ended December 31, 2022. The Trustees also considered that the Fund had underperformed its primary benchmark, the Russell 1000® Growth Index, for the one-, three- and five-year periods ended December 31, 2022.
The Trustees considered the expertise of Jennison Associates LLC (“Jennison”) in managing assets generally and specifically with respect to the Fund’s strategy, noting that Jennison managed approximately $54 billion in assets in this strategy, out of a firm-wide total of approximately $164.1 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $21.7 billion, showed that the Fund’s contractual management fee was above the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below its

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group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 29, 2024. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Convertible Securities Fund. The Trustees considered Harbor Convertible Securities Fund (inception date May 1, 2011), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one-year period ended December 31, 2022 and underperformed its Broadridge group and universe medians for the three- and five-year periods ended December 31, 2022. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the first, third and third quartiles, respectively, for the periods ended December 31, 2022. The Trustees also considered that the Fund had outperformed its benchmark, the ICE Bank of America (“ICE BofA”) U.S. Convertible Ex Mandatory Index, for the one-year period ended December 31, 2022, and underperformed its benchmark for the three- and five-year periods ended December 31, 2022. The Trustees noted that BlueCove Limited (“BlueCove”) had been appointed the Fund’s subadviser for an initial two-year period effective March 1, 2023 and therefore the Fund’s performance for the periods shown was not attributable to BlueCove.
The Trustees considered the expertise of BlueCove in managing assets generally and in fixed income securities specifically, noting that BlueCove has a firm-wide total of $1.6 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $175 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio of the Fund’s Institutional Class was below the group median and above the universe median.The Trustees also considered that Harbor Capital had agreed to implement a contractual fee waiver/expense reimbursement arrangement until at least February 29, 2024. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Core Bond Fund. The Trustees considered Harbor Core Bond Fund (inception date June 1, 2018), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one-year period ended December 31, 2022, underperformed its Broadridge group medians for the three- and five-year periods ended December 31, 2022 and outperformed its Broadridge universe medians for the three- and five-year periods ended December 31, 2022. The Morningstar data presented showed that the Fund’s one- and three-year period rolling returns ranked in the second quartile for the periods ended December 31, 2022. The Trustees also considered that the Fund had underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-year period ended December 31, 2022 and outperformed the benchmark for the three-year and since inception period ended December 31, 2022.
The Trustees considered the expertise of Income Research & Management (“IR+M”) in managing assets generally and in the core bond strategy specifically, noting that IR+M managed approximately $14.4 billion in assets in this strategy, out of a firm-wide total of approximately $89.0 billion in assets under management as of December 31, 2022. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $75 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio of the Fund’s Institutional Class was below the group and universe medians.The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 29, 2024. The Trustees noted that Harbor Capital’s profitability in operating the Fund was negative.
Harbor Core Plus Fund. The Trustees considered Harbor Core Plus Fund (inception date December 29, 1987), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one- and three-year periods ended December 31, 2022, underperformed its Broadridge group median for the five-year period ended December 31, 2022 and outperformed its Broadridge universe median for the five-year period ended December 31, 2022. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the second quartile for the periods ended December 31, 2022. The Trustees considered that Harbor Core Plus Fund had underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-year period ended December 31, 2022, and outperformed its benchmark for the three- and five-year periods ended December 31, 2022. The Trustees noted the fact that IR+M had been appointed the Fund’s subadviser for an initial two-year term effective February 2, 2022 and therefore the Fund’s performance for the periods shown was not wholly attributable to IR+M.

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The Trustees considered the expertise of IR+M in managing assets generally and in the core plus strategy specifically, noting that IR+M managed approximately $1.3 billion in core plus assets out of a firm-wide total of approximately $89.0 billion in assets under management as of December 31, 2022. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $950 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio of the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 29, 2024. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Disruptive Innovation Fund. The Trustees considered Harbor Disruptive Innovation Fund (inception date November 1, 2000), noting that, according to the Broadridge report, the Fund’s Institutional Class had underperformed its Broadridge group and universe medians for the one-, three- and five-year periods ended December 31, 2022. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the second, third and third quartile, respectively, for the periods ended December 31, 2022. The Trustees also considered that the Fund had underperformed its primary benchmark, the S&P 500 Index, for the one-, three- and five-year periods ended December 31, 2022.
The Trustees noted the fact that 4BIO Partners LLP (“4BIO Capital”), NZS Capital, LLC (“NZS Capital”), Sands Capital Management, LLC (“Sands Capital”), Tekne Capital Management, LLC (“Tekne”), and Westfield Capital Management Company, L.P. (“Westfield Capital”) had been appointed as the Fund’s subadvisers effective September 1, 2021 and that performance prior to that date is not attributable to 4BIO Capital, NZS Capital, Sands Capital, Tekne, and Westfield Capital. The Trustees further noted that, prior to that date, the Fund was compared to a different benchmark index. The Trustees considered the expertise of 4BIO Capital, NZS Capital, Sands Capital, Tekne, and Westfield Capital in the strategies for which they provide model portfolios.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $125 million, showed that the Fund’s contractual management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below its group and universe medians. The Trustees also considered that Harbor Capital had agreed to a contractual fee waiver/expense reimbursement arrangement with the Fund until at least February 29, 2024. The Trustees noted that Harbor Capital’s profitability in operating the Fund was negative.
Harbor Diversified International All Cap Fund. The Trustees considered Harbor Diversified International All Cap Fund (inception date November 2, 2015), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one-, three- and five-year periods ended December 31, 2022. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the second quartile for the periods ended December 31, 2022. The Trustees also considered that the Fund had outperformed its benchmark, the MSCI All Country World Ex. U.S. (ND) Index, for the one-, three- and five-year periods ended December 31, 2022.
The Trustees considered the expertise of Marathon Asset Management Limited (“Marathon-London”) in managing assets generally and in the strategy used with respect to the Fund specifically, noting that Marathon-London managed approximately $4.3 billion in assets in this strategy, out of a firm-wide total of approximately $38.5 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $825 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group median and equal to the universe median. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 29, 2024.The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Global Leaders Fund. The Trustees considered Harbor Global Leaders Fund (inception date March 1, 2009), noting that, according to the Broadridge report, the Fund’s Institutional Class had underperformed its Broadridge group and universe medians for the one- and three-year periods ended December 31, 2022 and outperformed its Broadridge group and universe medians for the five-year period ended December 31, 2022. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the third, fourth, and second quartile, respectively, for the periods ended December 31, 2022. The Trustees considered that the Fund had underperformed its benchmark, the MSCI All Country World (ND) Index, for the one- and three-year periods ended December 31, 2022 and outperformed the benchmark for the five-year period ended December 31, 2022.

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The Trustees considered the expertise of Sands Capital in managing assets generally and in the international equity strategy specifically, noting that Sands Capital managed approximately $3.3 billion in assets in this strategy, out of a firm-wide total of approximately $38.9 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees noted that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $75 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 29, 2024. The Trustees noted that the Adviser’s profitability in operating the Fund was not excessive.
Harbor International Fund. The Trustees considered Harbor International Fund (inception date December 29, 1987), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one- and three-year periods ended December 31, 2022, underperformed its Broadridge group median for the five-year period ended December 31, 2022 and outperformed its Broadridge universe median for the five-year period ended December 31, 2022. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the first, first and third quartile, respectively, for the periods ended December 31, 2022. The Trustees considered that the Fund had outperformed its benchmark, the MSCI EAFE® (ND) Index, for the one- and three-year periods ended December 31, 2022 and underperformed the benchmark for the five-year period ended December 31, 2022.
The Trustees considered the expertise of Marathon-London in managing assets generally and in the strategy used with respect to the Fund specifically, noting that Marathon-London managed approximately $20.3 billion in this strategy, out of a firm-wide total of approximately $38.5 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $3.05 billion, showed the Fund’s management fee was equal to the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 29, 2024. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor International Core Fund. The Trustees considered Harbor International Core Fund (formerly, Harbor Overseas Fund; inception date March 1, 2019), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one-year, three-year and since inception periods ended December 31, 2022. The Morningstar data presented showed that the Fund’s one- and three-year rolling returns ranked in the second and first quartile, respectively, for the periods ended December 31, 2022. The Trustees considered that the Fund had underperformed its benchmark, the MSCI EAFE (ND) Index, for the one-year period ended December 31, 2022, and outperformed its benchmark for the three-year and since inception periods ended December 31, 2022.
The Trustees considered the expertise of Acadian Asset Management LLC (“Acadian”) in managing assets generally and in the strategy used with respect to the Fund specifically, noting that Acadian managed approximately $7.4 billion in assets in this strategy out of a firm-wide total of approximately $92.8 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $100 million, showed the Fund’s management fee was equal to the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group median and above the universe median. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 29, 2024.The Trustees noted that Harbor Capital’s profitability in operating the Fund was negative.
Harbor International Growth Fund. The Trustees considered Harbor International Growth Fund (inception date November 1, 1993), noting that, according to the Broadridge report, the Fund’s Institutional Class had underperformed its Broadridge group and universe medians for the one-, three- and five-year periods ended December 31, 2022. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the fourth quartile for the periods ended December 31, 2022. The Trustees considered that the Fund had underperformed its benchmark, the MSCI All Country World Ex. U.S. (ND) Index, for the one-, three- and five-year periods ended December 31, 2022. The Trustees noted, however, that based on data for the periods ended January 31, 2023, the Fund had outperformed the benchmark over recent short-term periods (one and three months) and had also outperformed the benchmark for the five-year period.

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The Trustees considered the expertise of Baillie Gifford Overseas Limited (“Baillie Gifford”) in managing assets generally and in the ACWI ex-US Focus strategy specifically, noting that Baillie Gifford managed approximately $9.2 billion in assets in this strategy, out of a firm-wide total of approximately $268.7 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $350 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group median and above the universe median. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 29, 2024.The Trustees noted that the Adviser’s profitability in operating the Fund was not excessive.
Harbor International Small Cap Fund. The Trustees considered Harbor International Small Cap Fund (inception date February 1, 2016), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one-, three- and five-year periods ended December 31, 2022. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the first quartile for the periods ended December 31, 2022. The Trustees considered that the Fund had outperformed its benchmark, the MSCI EAFE Small Cap (ND) Index, for the one-, three- and five-year periods ended December 31, 2022.
The Trustees considered the expertise of Cedar Street in managing assets generally and in the international small cap strategy specifically, noting that Cedar Street managed approximately $338.5 million in assets in this strategy out of a firm-wide total of approximately $399.3 million in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $125 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 29, 2024.The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Large Cap Value Fund. The Trustees considered Harbor Large Cap Value Fund (inception date December 29, 1987), noting that, according to the Broadridge report, the Fund’s Institutional Class had underperformed its Broadridge group and universe medians for the one- and three-year periods ended December 31, 2022 and outperformed its Broadridge group and universe medians for the five-year period ended December 31, 2022. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the fourth, third and second quartile, respectively, for the periods ended December 31, 2022. The Trustees also considered that the Fund had underperformed its benchmark, the Russell 1000® Value Index, for the one-year period ended December 31, 2022 and outperformed the benchmark for the three- and five-year periods ended December 31, 2022.
The Trustees considered the expertise of Aristotle Capital Management, LLC (“Aristotle”) in managing assets generally and in large cap value strategies specifically, noting that Aristotle managed approximately $42.5 billion in assets in the value equity strategy used by the Fund, out of a firm-wide total of approximately $48.6 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $2.125 billion, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below its group median and above its universe median. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s contractual fee waiver/expense reimbursement arrangement until at least February 29, 2024. The Trustees noted that the Adviser’s profitability in operating the Fund was not excessive.
Harbor Mid Cap Fund. The Trustees considered Harbor Mid Cap Fund (inception date December 1, 2019), noting that, according to the Broadridge report, the Fund’s Institutional Class had underperformed its Broadridge group and universe medians for the one-year period ended December 31, 2022 and outperformed its Broadridge group and universe medians for the three-year and since inception periods ended December 31, 2022. The Morningstar data presented showed that the Fund’s one- and three-year rolling returns ranked in the third and second quartile, respectively, for the period ended December 31, 2022. The Trustees also considered that the Fund had outperformed its benchmark, the Russell Midcap® Index, for the one- and three-year periods ended December 31, 2022.

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The Trustees considered the expertise of EARNEST Partners LLC (“EARNEST”) in managing assets generally and in the mid cap strategy specifically, noting that EARNEST managed approximately $1.9 billion in assets in this strategy, out of a firm-wide total of approximately $26.2 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio manager in this strategy, noting that he is the founder of EARNEST.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $100 million, showed the Fund’s management fee was above the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group median and above the universe median. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s contractual fee waiver/expense reimbursement arrangement until at least February 29, 2024. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Mid Cap Value Fund. The Trustees considered Harbor Mid Cap Value Fund (inception date March 1, 2002), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one-year period ended December 31, 2022 and underperformed its Broadridge group and universe medians for the three-and five-year periods ended December 31, 2022. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the second, third and fourth quartile, respectively, for the periods ended December 31, 2022. The Trustees considered that the Fund had outperformed its benchmark, the Russell Midcap® Value Index, for the one-year period ended December 31, 2022 and underperformed the benchmark for three- and five-year periods ended December 31, 2022.
The Trustees considered the expertise of LSV Asset Management (“LSV”) in managing assets generally and in the mid cap value strategy specifically, noting that LSV managed approximately $1.5 billion in assets in this strategy, out of a firm-wide total of approximately $91.3 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy, noting that one of the portfolio managers was a founding partner of LSV.
The Trustees noted that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $325 million, showed the Fund’s management fee was equal to the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was above the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 29, 2024. The Trustees noted that the Adviser’s profitability in operating the Fund was not excessive.
Harbor Small Cap Growth Fund. The Trustees considered Harbor Small Cap Growth Fund (inception date November 1, 2000), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one- and five-year periods ended December 31 2022, underperformed its Broadridge group median for the three-year period ended December 31, 2022 and outperformed its Broadridge universe median for the three-year period ended December 31, 2022. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the second quartile for the periods ended December 31, 2022. The Trustees also considered that the Fund had outperformed its benchmark, the Russell 2000® Growth Index, for the one-, three- and five-year periods ended December 31, 2022.
The Trustees considered the expertise of Westfield Capital in managing assets generally and in the small cap growth strategy specifically, noting that Westfield Capital managed approximately $1.8 billion in assets in this strategy, out of a firm-wide total of approximately $13.3 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $925 million, showed the Fund’s contractual management fee was below the group median for the Institutional Class. The Broadridge data also showed that the Fund’s actual total expense ratio for the Fund’s Institutional Class was below the group and universe medians. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Small Cap Value Fund. The Trustees considered Harbor Small Cap Value Fund (inception date December 14, 2001), noting that, according to the Broadridge report, the Fund’s Institutional Class had underperformed its Broadridge group median for the one-year period ended December 31, 2022, matched its Broadridge universe median for the one-year period ended December 31, 2022, underperformed its Broadridge group and universe medians for the three-year period ended December 31, 2022, and outperformed its Broadridge group and universe medians for the five-year period ended December 31, 2022. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the second, third and second quartile, respectively, for the periods ended December 31, 2022. The Trustees also considered that the Fund outperformed its benchmark, the Russell 2000®Value Index, for the one-, three- and five-year periods ended December 31, 2022.

Harbor Funds
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
The Trustees considered the expertise of EARNEST in managing assets generally and in the small cap value strategy specifically, noting that EARNEST managed approximately $5.8 billion in assets in this strategy, out of a firm-wide total of approximately $26.2 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio manager in this strategy, noting that he is the founder of EARNEST.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $2.15 billion, showed the Fund’s management fee was below the group median. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe median expense ratios. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
The Trustees also separately considered the allocation between Harbor Capital and each Subadviser of the relevant Fund’s investment advisory fee (i.e., the amount of the advisory fee retained by Harbor Capital relative to that paid to the relevant Subadviser as a subadvisory fee). They determined in each case that the allocation was reasonable and the product of arm’s length negotiation between Harbor Capital and the Subadviser.
Profitability
The Trustees also considered Harbor Capital’s profitability in operating each of the Funds (as well as on a fund complex-wide basis) as presented by Harbor Capital, and the allocation methodology used by Harbor Capital to compute such profitability. The Trustees concluded that the allocation methodology was reasonable and that a reasonable level of profitability was important to provide suitable incentives for Harbor Capital to continue to attract and maintain high-quality personnel and to invest in infrastructure and other resources to support and enhance the Funds’ operations. In considering Harbor Capital’s profitability generally, the Trustees also reviewed the compensation received by Harbor Services Group and Harbor Funds Distributors in consideration of the transfer agency and distribution services, respectively, that are provided to the Funds and any other benefits enjoyed by Harbor Capital and its affiliates as a result of their relationship with the Funds.
The Trustees also considered that profitability calculations with respect to advisory, transfer agency and distribution operations vary significantly depending on whether revenues on which the calculation is based are taken gross or net of amounts paid to third parties, such as subadvisory fee expenses and certain transfer agency expenses, and noted that subadvisory fee expenses are a direct expense of Harbor Capital. The Trustees also noted that Harbor Capital was, in certain cases, waiving a portion of its advisory fee and/or paying or reimbursing a portion of Fund expenses. The Trustees determined that Harbor Capital’s profitability in operating each Fund was not excessive.
Economies of Scale
The Trustees also considered the extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s advisory fee level reflects these economies of scale for the benefit of Fund investors. The Trustees specifically considered whether any advisory fee reduction “breakpoints” should be added to the advisory fee payable by any Fund. As noted above, the Trustees concluded that Harbor Capital’s profitability in each case was not excessive. They concluded that the Funds’ fee structures reflected economies of scale to date and that the addition of breakpoints in these fee structures was not required at the present time. The Trustees noted they intend to monitor each Fund’s asset growth in connection with future reviews of each Fund’s Investment Advisory Agreement to determine whether breakpoints may be appropriate at such time.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE Investment Advisory Agreement and subadvisory agreement OF Harbor Convertible Securities Fund
At a meeting of the Board held on November 13-14, 2022 (the “Meeting”), the Board approved the subadvisory agreement among Harbor Capital, the Trust on behalf of Harbor Convertible Securities Fund (the “Fund”) and BlueCove Limited (“BlueCove”). As a result, BlueCove replaced Shenkman Capital Management, Inc. (“Shenkman”) as subadviser to the Fund.
At the Meeting, the Board, including the Independent Trustees voting separately, unanimously determined, in the exercise of their business judgment, that it was in the best interests of the Fund and its shareholders for Shenkman to be replaced by BlueCove as subadviser to the Fund and that the terms of the new subadvisory agreement among the Trust, on behalf of the Fund, Harbor Capital and BlueCove were fair and reasonable. Accordingly, the Trustees approved the new subadvisory agreement for an initial two-year term. In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or BlueCove present and were represented throughout the process by legal counsel to the Independent Trustees and the Fund.
In connection with their approval of these changes, the Trustees also approved an amended and restated investment advisory agreement between Harbor Capital and the Trust, on behalf of the Fund, to lower the contractual fee rate payable to Harbor Capital thereunder.

Harbor Funds
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
The Trustees considered that, given the lack of a reasonable, viable commercial growth path for the Fund, Harbor Capital determined that a change in subadviser would better enable the Fund to fulfill Harbor Capital’s goal of offering a vibrant, competitively priced, actively managed fund that could serve shareholders over the long term and gain additional traction in the marketplace. Harbor Capital believes that the hiring of BlueCove offers the Fund and its shareholders the opportunity for attractive risk-adjusted returns over the long term. Furthermore, Harbor Capital believes that BlueCove’s record as a strong partner to Harbor Capital would place the Fund in a better position to continue to grow and remain viable for shareholders over the long term.
In considering potential replacement subadvisers, Harbor Capital conducted research on asset managers across the fixed income universe and also relied on knowledge built from its ongoing monitoring of BlueCove, as an existing subadviser to certain series of Harbor ETF Trust, and other comparable managers. That research led to the identification of BlueCove as a firm in which Harbor Capital has a high degree of investment conviction. Harbor Capital believes that BlueCove will provide the investment approach needed to help the Fund become both sustainable and vibrant over the long term. At the Meeting, the Trustees received presentations by (i) Harbor Capital regarding its recommendation, and (ii) BlueCove regarding the firm’s experience, investment philosophy and process, operational and trading capabilities, and BlueCove’s proposed approach to managing the Fund’s assets, among other things.
In determining whether to approve the new subadvisory agreement, the Trustees reviewed materials furnished by Harbor Capital and BlueCove, including information regarding BlueCove, its investment philosophy and strategies, past performance, financial condition, operational capabilities and personnel. The Trustees also took into account their knowledge of BlueCove resulting from its role as subadviser to Harbor Scientific Alpha Income ETF and Harbor Scientific Alpha High-Yield ETF, and they considered Harbor Capital’s rationale for its recommendation to appoint BlueCove to succeed Shenkman as the Fund’s subadviser.
The Trustees considered that, in recommending BlueCove, Harbor Capital had conducted a search for a fixed income investment adviser and believed BlueCove had the potential to add value for the Fund’s shareholders.
Specific Factors
In considering the approval of the new subadvisory agreement, the Board, including the Independent Trustees, evaluated a number of factors relevant to their determination. They did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees in approving the new subadvisory agreement were the following:
The nature, extent, and quality of the services proposed to be provided by BlueCove, including the background, education, expertise and experience of the investment professionals of BlueCove who would provide investment management services to the Fund;
The favorable history, reputation, qualifications and background of BlueCove, as well as the reputations, qualifications and background of BlueCove’s personnel;
The proposed fee to be charged by BlueCove to Harbor Capital for subadvisory services, including the impact of any differences between the current and proposed subadvisory fees on the portion of the advisory fee to be retained by Harbor Capital, after payment of BlueCove’s fee, for the subadviser oversight, administration and manager-of-managers services Harbor Capital provides;
That Harbor Capital had agreed to reduce its contractual management fee rate;
The analysis of backtested investment performance of BlueCove in the style to be utilized in managing the Fund relative to the performance of the Fund under Shenkman;
The expected impact of the implementation of the subadvisory agreement and the new investment advisory agreement on the profitability of Harbor Capital with respect to the Fund;
Any “fall out” benefits that might inure to Harbor Capital, BlueCove and their affiliates as a result of the implementation of the new subadvisory agreement; and
The desire to continue to offer to Fund shareholders exposure to the convertible securities asset class through a fund that is competitively priced and viable over the long term.
The Trustees considered the nature, extent and quality of the services proposed to be provided by BlueCove in relation to the services provided by Shenkman since the inception of the Fund on May 1, 2011. In their deliberations, the Trustees were mindful of the fact that, by choosing to invest in the Fund, the Fund’s shareholders entrusted Harbor Capital with the responsibility,

Harbor Funds
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
subject to the approval of the Trustees, for selecting the Fund’s subadviser, overseeing and monitoring that subadviser’s performance and replacing the subadviser if necessary. The Trustees also considered as relevant to their determination the depth, knowledge and experience level of the investment team, the quality of the investment process and the culture of BlueCove.
The Board considered the potential tax and financial impacts of liquidating portfolio holdings and realizing gains and incurring brokerage costs in transitioning the portfolio, and potential options for mitigating the tax consequences to Fund shareholders. The Trustees evaluated the tax ramifications of a subadviser change with respect to the estimated level of net realized and unrealized losses in the portfolio following the portfolio transition based on certain assumptions with respect to the market value of the portfolio securities and expected redemptions in the portfolio. The Board considered the portion of portfolio holdings that will likely be replaced as a result of the proposed engagement of BlueCove.
The Trustees also discussed other potential options for the Fund.
Subadvisory Fee. In considering the proposed subadvisory fee payable to BlueCove pursuant to the new subadvisory agreement, the Trustees compared the proposed fee to the fee payable to Shenkman under the prior subadvisory agreement. The Trustees noted that, based on the Fund’s assets as of September 30, 2022, the effective aggregate annual fee rate for the Fund under the prior subadvisory agreement with Shenkman was higher than the effective annual fee rate to be paid by Harbor Capital under the new subadvisory agreement with BlueCove. The Trustees also considered that the reduction in subadvisory fee will enable Harbor Capital to, effective March 1, 2023, reduce the Fund’s contractual management fee rate, which will result in a reduction in the Fund’s net expense ratios.
Advisory Agreement. The Trustees considered that, although they were being asked to approve an amended investment advisory agreement for the Fund to implement an advisory fee reduction, the Trustees would nonetheless have the opportunity to perform a full review of the agreement in connection with their annual review of investment advisory agreements, at which time the Trustees would consider the nature, extent and quality of services provided; investment performance; advisory fees and expense ratios; profitability; any “fall out” benefits; and economies of scale.
As a result of these deliberations, the Trustees agreed that the Fund’s prior subadvisory agreement should be terminated and voted to approve the new subadvisory agreement with BlueCove for the Fund as well as the amended and restated investment advisory agreement.

Review of Liqudity Risk Management Program
The Trust has adopted pursuant to Rule 22e-4 under the Investment Company Act (“Rule 22e-4”) a Liquidity Risk Management Program (the “Program”) for the Funds. The Board has designated a committee of Harbor Capital employees as the Program Administrator.
The Program is designed to assess and manage each Fund’s liquidity risk. For purposes of Rule 22e-4, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. Components of the Program include: (i) periodic assessment of each Fund’s liquidity risk based on certain factors; (ii) classification of each Fund’s holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid and Illiquid) that reflect an estimate of liquidity under current market conditions; (iii) to the extent a Fund does not invest primarily in Highly Liquid investments, establishment of an appropriate Highly Liquid Investment Minimum (“HLIM”) (as defined in Rule 22e-4) for such Fund and ongoing monitoring of the Fund’s net assets to assess compliance with the Fund’s HLIM; (iv) a limit on the ability of a Fund to acquire illiquid investments in excess of 15% of the Fund’s net assets; and (v) periodic reporting to the Board.
At a meeting held on November 10, 2022, the Board of Trustees reviewed the operation and effectiveness of the Program for the period beginning October 1, 2021 and ending September 30, 2022 (the “period”). At the November 10, 2022 meeting, the Board reviewed a report prepared by, and received a presentation from, the Program Administrator regarding the operation of the Program, its adequacy, and the effectiveness of its implementation during the period. The Program Administrator’s report included, among other things, a review of: (i) the operation of the Program overall during the period; (ii) the activities conducted by the Program Administrator with respect to the Program; (iii) the level of portfolio investments classified into each of the four liquidity categories and the services provided by the third-party vendor engaged by the Trust to facilitate such classification with respect to certain of the Funds; and (iv) the most recent liquidity risk assessment for the Funds conducted by the Program Administrator in accordance with Rule 22e-4. Based upon its review, the Program Administrator determined that the Program was adequate and effective in facilitating the Funds’ compliance with Rule 22e-4 during the period.

FD.SAR.MF.0423

ITEM 2 – CODE OF ETHICS
Not applicable.
ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable.
ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable.
ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.
ITEM 6 – INVESTMENTS
(a)
The Registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.
(b)
Not applicable.
ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.
ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the date of the Registrant’s prior report on Form N-CSR.
ITEM 11 – CONTROLS AND PROCEDURES
(a)
The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 13 – EXHIBITS
(a)	A certification for each of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.
(b)	A certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed June 23, 2023 on its behalf by the undersigned, thereunto duly authorized.
HARBOR FUNDS
By: /s/ Charles F. McCain

Charles F. McCain
Chairman, President and Trustee
(Principal Executive Officer)
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Charles F. McCain Charles F. McCain	Chairman, President and Trustee (Principal Executive Officer)	June 23, 2023
By:	/s/ John M. Paral John M. Paral	Treasurer (Principal Financial and Accounting Officer)	June 23, 2023

Exhibit Index
Number	Description
99.CERT1	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.CERT2	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.906CERT	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).